UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Strategic Income Fund

Semiannual Report for the Period Ended November 30, 2010

Not FDIC insured • No bank guarantee • May lose value

Table of Contents

Performance Information	1

Understanding Your Expenses	2

Investment Portfolio	3

Statement of Assets and Liabilities	22

Statement of Operations	24

Statement of Changes in Net Assets	25

Financial Highlights	27

Notes to Financial Statements	33

Board Consideration and Approval of Advisory Agreements	44

Summary of Management Fee Evaluation by Independent Fee Consultant	48

Important Information About This Report	53

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Strategic Income Fund

Average annual total return as of 11/30/10 (%)

Share class	A		B		C		R	W	Z
Inception	04/21/77		05/15/92		07/01/97		09/27/10	09/27/10	01/29/99
Sales charge	without	with	without	with	without	with	without	without	without
6-month (cumulative)	6.73	1.66	6.34	1.34	6.42	5.42	n/a	n/a	6.76
1-year	8.30	3.15	7.49	2.49	7.65	6.65	n/a	n/a	8.48
5-year	6.51	5.47	5.75	5.43	5.87	5.87	n/a	n/a	6.76
10-year/Life	7.58	7.06	6.78	6.78	6.94	6.94	–0.38	–0.50	7.78

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment adviser and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R and Class W shares are sold at net asset value with a distribution and or Service (Rule 12b-1) fee. Class R, Class W and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class R and Class W shares were initially offered by the fund on September 27, 2010, the date of their inception.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Barclays Capital Government/Credit Bond Index is an index that tracks the performance of U.S. Government and corporate bonds rated investment grade or better, with maturities of at least one year.

2The Blended Benchmark consists of 35% Barclays Capital Aggregate Bond Index, 35% JPMorgan Global High Yield Index, 15% Citigroup Non-U.S. World Government Bond Index-Unhedged and 15% JPMorgan Emerging Market Bond Index ("EMBI") Global Diversified Index. The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, paydowns and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. The JPMorgan Global High Yield Index is designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market, including domestic and international issues. The Citigroup Non-U.S. World Government Bond Index—Unhedged is calculated on a market-weighted basis and includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million. The index excludes floating or variable rate bonds, securities aimed principally at non-institutional investors and private placement-type securities. The JPMorgan Emerging Markets Bond Index Global Diversified Index ("EMBI Global") tracks total returns for traded external debt instruments in the emerging markets and is an expanded version of the JPMorgan Emerging Markets Bond Index Plus ("EMBI+"). As with EMBI+, the EMBI Global includes U.S. dollar-denominated Brady bonds, loans and Eurobonds with an outstanding face value of at least $500 million. It covers more of the eligible instruments than the EMBI+ by relaxing somewhat the strict EMBI+ limits on secondary market trading liquidity.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 11/30/10

+6.73%

Class A shares (without sales charge)

+4.32%

Barclays Capital Government/ Credit Bond Index[1]

+6.97%

Blended Benchmark[2]

Net asset value per share

as of 11/30/10 ($)
Class A	6.07
Class B	6.07
Class C	6.07
Class R	6.08
Class W	6.07
Class Z	6.00

Distributions declared per share

06/01/10 – 11/30/10 ($)
Class A	0.16
Class B	0.14
Class C	0.14
Class R	0.06
Class W	0.06
Class Z	0.17

Understanding Your Expenses – Columbia Strategic Income Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

06/01/10 – 11/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)			Expenses paid during the period ($)			Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,067.30		1,020.05	5.18		5.06	1.00
Class B	1,000.00	1,000.00	1,063.40		1,016.29	9.05		8.85	1.75
Class C	1,000.00	1,000.00	1,064.20		1,017.05	8.28		8.09	1.60
Class R	1,000.00	1,000.00	996.20	*	1,018.75	2.21	*	6.38	1.26
Class W	1,000.00	1,000.00	995.00	*	1,020.00	1.77	*	5.11	1.01
Class Z	1,000.00	1,000.00	1,067.60		1,021.31	3.89		3.80	0.75

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses for Class C shares, account value at the end of the period for Class C shares would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*Class R and Class W shares commenced operations on September 27, 2010.

Investment Portfolio – Columbia Strategic Income Fund

November 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 57.5%
	Par (a)	Value ($)
Basic Materials – 3.6%
Chemicals – 2.1%
Agricultural Chemicals – 0.3%
CF Industries, Inc.
6.875% 05/01/18	5,125,000	5,624,688
		5,624,688
Chemicals-Diversified – 1.0%
Celanese U.S. Holdings LLC
6.625% 10/15/18 (b)	250,000	256,875
Dow Chemical Co.
5.900% 02/15/15	3,400,000	3,813,311
9.400% 05/15/39	395,000	556,056
INEOS Finance PLC
9.000% 05/15/15 (b)	3,175,000	3,286,125
INVISTA
9.250% 05/01/12 (b)	1,006,000	1,006,000
Lyondell Chemical Co.
8.000% 11/01/17 (b)	6,224,000	6,714,140
Momentive Performance Materials, Inc.
9.000% 01/15/21 (b)	2,015,000	2,004,925
NOVA Chemicals Corp.
8.375% 11/01/16	1,095,000	1,160,700
8.625% 11/01/19	1,870,000	2,024,275
		20,822,407
Chemicals-Plastics – 0.5%
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.875% 02/01/18	7,910,000	8,147,300
9.000% 11/15/20 (b)	1,210,000	1,200,925
		9,348,225
Chemicals-Specialty – 0.3%
MacDermid, Inc.
9.500% 04/15/17 (b)	2,925,000	3,063,937
Rain CII Carbon LLC & CII Carbon Corp.
8.000% 12/01/18 (b)(c)	2,430,000	2,426,963
		5,490,900
Chemicals Total		41,286,220
Forest Products & Paper – 0.7%
Paper & Related Products – 0.7%
Cascades, Inc.
7.750% 12/15/17	3,715,000	3,891,462
Georgia-Pacific LLC
5.400% 11/01/20 (b)	2,387,000	2,361,655
8.000% 01/15/24	6,315,000	7,356,975
		13,610,092
Forest Products & Paper Total		13,610,092

	Par (a)	Value ($)
Iron/Steel – 0.3%
Steel-Producers – 0.3%
ArcelorMittal
7.000% 10/15/39	3,125,000	3,161,966
United States Steel Corp.
7.000% 02/01/18	3,224,000	3,191,760
7.375% 04/01/20	311,000	310,611
		6,664,337
Iron/Steel Total		6,664,337
Metals & Mining – 0.5%
Diversified Minerals – 0.2%
FMG Resources August 2006 Pty Ltd.
7.000% 11/01/15 (b)	4,198,000	4,250,475
		4,250,475
Metal-Copper – 0.1%
Freeport-McMoRan Copper & Gold, Inc.
8.375% 04/01/17	1,215,000	1,357,155
		1,357,155
Non-Ferrous Metals – 0.2%
Codelco, Inc.
7.500% 01/15/19 (b)	2,970,000	3,687,724
		3,687,724
Metals & Mining Total		9,295,354
Basic Materials Total		70,856,003
Communications – 13.3%
Advertising – 0.8%
Advertising Agencies – 0.3%
Interpublic Group of Companies, Inc.
6.250% 11/15/14	780,000	839,475
10.000% 07/15/17	4,573,000	5,327,545
		6,167,020
Advertising Services – 0.5%
Getty Images, Inc.
3.750% 11/05/16 (b)(c)(d)	200,000	201,550
inVentiv Health, Inc.
10.000% 08/15/18 (b)	4,586,000	4,505,745
Visant Corp.
7.000% 09/22/16 (12/15/10) (d)(e)(f)	2,000,000	2,016,250
10.000% 10/01/17 (b)	2,463,000	2,543,047
		9,266,592
Advertising Total		15,433,612

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund

November 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Media – 4.8%
Broadcast Services/Programs – 0.6%
Clear Channel Worldwide Holdings, Inc.
9.250% 12/15/17	6,590,000	7,034,825
XM Satellite Radio, Inc.
7.625% 11/01/18 (b)	4,511,000	4,488,445
		11,523,270
Cable TV – 2.2%
Cablevision Systems Corp.
8.625% 09/15/17	2,700,000	2,936,250
CCH II LLC/CCH II Capital Corp.
13.500% 11/30/16	3,246,188	3,818,329
CCO Holdings LLC/CCO Holdings Capital Corp.
7.250% 10/30/17 (b)	2,121,000	2,142,210
Cequel Communications Holdings I LLC & Cequel Capital Corp.
8.625% 11/15/17 (b)	2,455,000	2,516,375
Comcast Corp.
6.950% 08/15/37	3,430,000	3,908,746
DirecTV Holdings LLC
3.125% 02/15/16	7,890,000	7,932,014
6.375% 06/15/15	335,000	346,725
DISH DBS Corp.
7.875% 09/01/19	7,899,000	8,293,950
Insight Communications
9.375% 07/15/18 (b)	1,755,000	1,904,175
Mediacom LLC/Mediacom Capital Corp.
9.125% 08/15/19	1,525,000	1,540,250
Time Warner Cable, Inc.
3.500% 02/01/15	1,505,000	1,574,840
5.000% 02/01/20	650,000	684,368
5.850% 05/01/17	405,000	462,590
5.875% 11/15/40	2,770,000	2,747,131
7.300% 07/01/38	1,585,000	1,862,484
		42,670,437
Multimedia – 0.3%
Entravision Communications Corp.
8.750% 08/01/17 (b)	4,745,000	4,958,525
News America, Inc.
6.400% 12/15/35	150,000	162,230
6.550% 03/15/33	620,000	667,389
		5,788,144
Radio – 0.6%
CMP Susquehanna Corp.
3.430% 05/15/14 (02/08/11) (b)(e)(f)(g)	175,000	103,250
Salem Communications Corp.
9.625% 12/15/16	4,355,000	4,550,975

	Par (a)	Value ($)
Sirius XM Radio, Inc.
8.750% 04/01/15 (b)	2,750,000	2,894,375
9.750% 09/01/15 (b)	4,230,000	4,653,000
		12,201,600
Television – 1.1%
Belo Corp.
8.000% 11/15/16	1,945,000	2,090,875
Gray Television, Inc.
10.500% 06/29/15	3,386,000	3,386,000
Sinclair Television Group, Inc.
9.250% 11/01/17 (b)	6,816,000	7,378,320
Umbrella Acquisition, Inc.
PIK, 9.750% 03/15/15 (b)(e)	523,592	542,922
Univision Communications, Inc.
7.875% 11/01/20 (b)	3,885,000	3,972,412
8.500% 05/15/21 (b)	4,105,000	3,920,275
		21,290,804
Media Total		93,474,255
Telecommunication Services – 7.7%
Cellular Telecommunications – 1.8%
Cellco Partnership/Verizon Wireless Capital LLC
5.550% 02/01/14	1,050,000	1,171,710
8.500% 11/15/18	570,000	771,241
MetroPCS Wireless, Inc.
6.625% 11/15/20	2,090,000	1,990,725
7.875% 09/01/18	4,090,000	4,238,262
Nextel Communications, Inc.
7.375% 08/01/15	5,624,000	5,427,160
NII Capital Corp.
10.000% 08/15/16	1,585,000	1,759,350
Sprint Nextel Corp.
8.375% 08/15/17	6,666,000	6,932,640
United States Cellular Corp.
6.700% 12/15/33	1,850,000	1,849,073
Wind Acquisition Finance SA
7.250% 02/15/18 (b)	2,570,000	2,531,450
11.750% 07/15/17 (b)	7,102,000	7,883,220
11.750% 07/15/17 (g)(h)(p)	7,102,000	—
		34,554,831
Media – 1.0%
Nielsen Finance LLC/Nielsen Finance Co.
7.750% 10/15/18 (b)	6,597,000	6,712,447
11.500% 05/01/16	4,375,000	4,987,500
Quebecor Media, Inc.
7.750% 03/15/16	6,125,000	6,308,750
		18,008,697

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund

November 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Satellite Telecommunications – 0.1%
Intelsat Jackson Holdings SA
7.250% 10/15/20 (b)	2,430,000	2,423,925
		2,423,925
Telecommunication Services – 1.1%
Clearwire Communications LLC/Clearwire Finance, Inc.
12.000% 12/01/15 (b)	3,220,000	3,411,863
Embarq Corp.
7.995% 06/01/36	740,000	803,297
ITC Deltacom, Inc.
10.500% 04/01/16	3,113,000	3,338,692
PAETEC Escrow Corp.
9.875% 12/01/18 (b)(c)	2,385,000	2,355,188
PAETEC Holding Corp.
8.875% 06/30/17	4,680,000	4,890,600
SBA Telecommunications, Inc.
8.250% 08/15/19	1,540,000	1,686,300
West Corp.
7.875% 01/15/19 (b)	2,790,000	2,755,125
11.000% 10/15/16	2,435,000	2,611,537
		21,852,602
Telephone-Integrated – 3.6%
AT&T, Inc.
6.550% 02/15/39	4,130,000	4,554,626
BellSouth Corp.
5.200% 09/15/14	2,205,000	2,451,179
British Telecommunications PLC
5.950% 01/15/18	665,000	734,409
Cincinnati Bell, Inc.
8.250% 10/15/17	3,980,000	3,860,600
Frontier Communications Corp.
7.875% 01/15/27	6,114,000	5,991,720
Level 3 Financing, Inc.
8.750% 02/15/17	5,180,000	4,739,700
9.250% 11/01/14	3,010,000	2,904,650
Qtel International Finance Ltd.
5.000% 10/19/25 (b)	1,930,000	1,755,142
Qwest Communications International, Inc.
7.500% 02/15/14	5,090,000	5,140,900
Qwest Corp.
7.500% 10/01/14	2,455,000	2,780,288
7.500% 06/15/23	5,245,000	5,192,550
Sprint Capital Corp.
6.875% 11/15/28	3,030,000	2,575,500
6.900% 05/01/19	1,035,000	991,013
Telefonica Emisiones SAU
3.729% 04/27/15	6,150,000	6,253,800
6.421% 06/20/16	1,425,000	1,609,204
Verizon New York, Inc.
7.375% 04/01/32	3,535,000	4,113,188

	Par (a)	Value ($)
Virgin Media Finance PLC
9.500% 08/15/16	5,210,000	5,822,175
Windstream Corp.
8.125% 09/01/18	1,485,000	1,529,550
8.625% 08/01/16	6,245,000	6,479,187
		69,479,381
Wireless Equipment – 0.1%
Crown Castle International Corp.
9.000% 01/15/15	2,235,000	2,464,088
		2,464,088
Telecommunication Services Total		148,783,524
Communications Total		257,691,391
Consumer Cyclical – 5.3%
Auto Manufacturers – 0.0%
Auto-Medium & Heavy Duty Trucks – 0.0%
Oshkosh Corp.
8.500% 03/01/20	208,000	225,680
		225,680
Auto Manufacturers Total		225,680
Auto Parts & Equipment – 0.4%
Auto/Truck Parts & Equipment-Original – 0.4%
Accuride Corp.
9.500% 08/01/18 (b)	785,000	837,988
Lear Corp.
7.875% 03/15/18	2,870,000	3,070,900
8.125% 03/15/20	325,000	354,250
Tenneco Automotive, Inc.
7.750% 08/15/18 (b)	496,000	517,700
TRW Automotive, Inc.
7.000% 03/15/14 (b)	3,320,000	3,569,000
		8,349,838
Auto Parts & Equipment Total		8,349,838
Distribution/Wholesale – 0.2%
Distribution/Wholesale – 0.2%
McJunkin Red Man Corp.
9.500% 12/15/16 (b)	4,367,000	3,973,970
		3,973,970
Distribution/Wholesale Total		3,973,970
Entertainment – 1.2%
Casino Services – 0.1%
Tunica-Biloxi Gaming Authority
9.000% 11/15/15 (b)	1,532,000	1,424,760
		1,424,760

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund

November 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Gambling (Non-Hotel) – 0.9%
Boyd Gaming Corp.
9.125% 12/01/18 (b)	4,925,000	4,629,500
Pinnacle Entertainment, Inc.
8.625% 08/01/17	2,405,000	2,588,381
8.750% 05/15/20	3,605,000	3,600,494
Seneca Gaming Corp.
8.250% 12/01/18 (b)	1,952,000	1,942,240
Shingle Springs Tribal Gaming Authority
9.375% 06/15/15 (b)	9,185,000	5,602,850
		18,363,465
Resorts/Theme Parks – 0.1%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp.
9.125% 08/01/18 (b)	1,165,000	1,240,725
Six Flags, Inc.
9.625% 06/01/14 (b)(g)(h)(p)	1,557,000	—
		1,240,725
Theaters – 0.1%
AMC Entertainment, Inc.
8.750% 06/01/19	1,935,000	2,055,937
		2,055,937
Entertainment Total		23,084,887
Home Builders – 0.6%
Building-Residential/Commercial – 0.6%
Beazer Homes USA, Inc.
9.125% 06/15/18	3,075,000	2,952,000
K Hovnanian Enterprises, Inc.
10.625% 10/15/16	3,110,000	3,144,988
KB Home
5.875% 01/15/15	4,970,000	4,814,687
		10,911,675
Home Builders Total		10,911,675
Home Furnishings – 0.1%
Home Furnishings – 0.1%
Norcraft Companies LP/Norcraft Finance Corp.
10.500% 12/15/15	1,690,000	1,791,400
Simmons Co.
PIK, 7.351% 02/15/12 (d)(e)(g)(i)	2,601,458	6,504
		1,797,904
Home Furnishings Total		1,797,904

	Par (a)	Value ($)
Housewares – 0.2%
Housewares – 0.2%
Libbey Glass, Inc.
10.000% 02/15/15 (b)	3,000,000	3,210,000
		3,210,000
Housewares Total		3,210,000
Lodging – 1.2%
Casino Hotels – 0.8%
FireKeepers Development Authority
13.875% 05/01/15 (b)	2,800,000	3,276,000
Harrah's Operating Co., Inc.
11.250% 06/01/17	3,840,000	4,185,600
MGM Resorts International
11.125% 11/15/17	1,215,000	1,372,950
11.375% 03/01/18	4,640,000	4,779,200
Pokagon Gaming Authority
10.375% 06/15/14 (b)	2,390,000	2,479,625
		16,093,375
Gambling (Non-Hotel) – 0.2%
Seminole Indian Tribe of Florida
6.535% 10/01/20 (b)	675,000	662,040
7.804% 10/01/20 (b)	2,875,000	2,861,229
		3,523,269
Hotels & Motels – 0.2%
Starwood Hotels & Resorts Worldwide, Inc.
6.750% 05/15/18	3,305,000	3,610,712
Wyndham Worldwide Corp.
6.000% 12/01/16	1,150,000	1,199,171
		4,809,883
Lodging Total		24,426,527
Office Furnishings – 0.0%
Office Furnishings-Original – 0.0%
Interface, Inc.
7.625% 12/01/18 (b)(c)	665,000	678,300
		678,300
Office Furnishings Total		678,300
Retail – 1.3%
Retail-Apparel/Shoe – 0.4%
Giraffe Acquisition Corp.
9.125% 12/01/18 (b)	3,620,000	3,638,100
Limited Brands, Inc.
8.500% 06/15/19	3,140,000	3,618,850
		7,256,950

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund

November 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Retail-Arts & Crafts – 0.2%
Michaels Stores, Inc.
7.750% 11/01/18 (b)	2,595,000	2,523,638
11.375% 11/01/16	745,000	805,531
		3,329,169
Retail-Drug Stores – 0.2%
CVS Pass-Through Trust
8.353% 07/10/31 (b)	1,847,257	2,278,185
Rite Aid Corp.
8.000% 08/15/20 (b)	1,765,000	1,817,950
10.250% 10/15/19	1,000,000	1,037,500
		5,133,635
Retail-Mail Order – 0.1%
QVC, Inc.
7.125% 04/15/17 (b)	1,025,000	1,076,250
7.375% 10/15/20 (b)	880,000	919,600
		1,995,850
Retail-Pet Foods & Supplies – 0.0%
Petco Animal Supplies, Inc.
6.000% 11/24/17 (b)(c)(d)	450,000	450,787
		450,787
Retail-Restaurants – 0.1%
DineEquity, Inc.
9.500% 10/30/18 (b)	1,222,000	1,264,770
		1,264,770
Retail-Toy Store – 0.3%
Toys R Us, Inc.
7.375% 10/15/18	5,440,000	5,236,000
		5,236,000
Retail-Vitamins/Nutritional Supplements – 0.0%
NBTY, Inc.
9.000% 10/01/18 (b)	310,000	325,500
		325,500
Retail Total		24,992,661
Storage/Warehousing – 0.1%
Storage/Warehousing – 0.1%
Niska Gas Storage U.S. LLC/Niska Gas Storage Canada ULC
8.875% 03/15/18 (b)	1,515,000	1,590,750
		1,590,750
Storage/Warehousing Total		1,590,750
Consumer Cyclical Total		103,242,192

	Par (a)	Value ($)
Consumer Non-Cyclical – 8.4%
Agriculture – 0.2%
Agricultural Operations – 0.0%
Brickman Group Holdings, Inc.
9.125% 11/01/18 (b)	228,000	230,850
		230,850
Pastoral & Agricultural – 0.2%
MHP SA
10.250% 04/29/15 (b)	2,692,000	2,786,220
		2,786,220
Agriculture Total		3,017,070
Beverages – 1.0%
Beverages-Non-Alcoholic – 0.1%
Cott Beverages, Inc.
8.125% 09/01/18	1,106,000	1,183,420
8.375% 11/15/17	1,150,000	1,221,875
		2,405,295
Brewery – 0.9%
Anheuser-Busch InBev Worldwide, Inc.
5.375% 11/15/14 (b)	14,270,000	15,957,299
7.750% 01/15/19 (b)	420,000	539,661
8.000% 11/15/39 (b)	645,000	897,608
		17,394,568
Beverages Total		19,799,863
Commercial Services – 1.8%
Commercial Services – 0.2%
Iron Mountain, Inc.
8.000% 06/15/20	3,755,000	4,017,850
		4,017,850
Commercial Services-Finance – 0.4%
Cardtronics, Inc.
8.250% 09/01/18	2,465,000	2,575,925
Interactive Data Corp.
10.250% 08/01/18 (b)	3,755,000	4,055,400
Trans Union LLC/TransUnion Financing Corp.
11.375% 06/15/18 (b)	1,075,000	1,204,000
		7,835,325
Private Corrections – 0.1%
Corrections Corp. of America
6.250% 03/15/13	2,480,000	2,492,400
		2,492,400
Rental Auto/Equipment – 1.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.250% 01/15/19 (b)	2,465,000	2,409,538

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund

November 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Hertz Corp.
7.500% 10/15/18 (b)	2,435,000	2,459,350
Rental Service Corp.
9.500% 12/01/14	3,230,000	3,326,900
United Rentals North America, Inc.
8.375% 09/15/20	4,775,000	4,715,312
9.250% 12/15/19	4,085,000	4,437,331
10.875% 06/15/16	2,850,000	3,234,750
		20,583,181
Security Services – 0.0%
Garda World Security Corp.
9.750% 03/15/17 (b)	910,000	957,775
		957,775
Commercial Services Total		35,886,531
Food – 1.2%
Food-Miscellaneous/Diversified – 1.2%
Campbell Soup Co.
4.500% 02/15/19	435,000	476,471
ConAgra Foods, Inc.
7.000% 10/01/28	855,000	984,589
Kraft Foods, Inc.
6.125% 02/01/18	13,232,000	15,586,846
Michael Foods, Inc.
9.750% 07/15/18 (b)	1,770,000	1,911,600
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
8.250% 09/01/17	666,000	674,325
9.250% 04/01/15	3,815,000	3,924,681
		23,558,512
Food-Wholesale/Distributor – 0.0%
U.S. Foodservice
PIK, 10.750% 06/30/15 (b)	274,000	274,000
		274,000
Food Total		23,832,512
Healthcare Products – 0.5%
Medical Products – 0.5%
Biomet, Inc.
PIK, 10.375% 10/15/17	7,340,000	8,000,600
Hanger Orthopedic Group, Inc.
7.125% 11/15/18 (b)	1,014,000	989,918
		8,990,518
Healthcare Products Total		8,990,518

	Par (a)	Value ($)
Healthcare Services – 2.0%
Medical Information Systems – 0.0%
Medassets, Inc.
3.750% 11/15/16 (12/15/10) (b)(d)(e)(f)	725,000	728,172
		728,172
Medical Labs & Testing Services – 0.1%
Roche Holdings, Inc.
6.000% 03/01/19 (b)	1,650,000	1,970,493
		1,970,493
Medical-HMO – 0.2%
Multiplan, Inc.
9.875% 09/01/18 (b)	2,699,000	2,867,688
WellPoint, Inc.
7.000% 02/15/19	960,000	1,160,324
		4,028,012
Medical-Hospitals – 1.3%
Capella Healthcare, Inc.
9.250% 07/01/17 (b)	410,000	432,038
HCA Holdings, Inc.
7.750% 05/15/21 (b)	880,000	865,700
HCA, Inc.
7.250% 09/15/20	9,915,000	10,398,356
7.875% 02/15/20	3,052,000	3,246,565
LifePoint Hospitals, Inc.
6.625% 10/01/20 (b)	1,002,000	1,002,000
Select Medical Corp.
7.625% 02/01/15	1,986,000	1,976,070
Tenet Healthcare Corp.
8.000% 08/01/20 (b)	3,220,000	3,155,600
Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc.
8.000% 02/01/18	2,300,000	2,323,000
8.000% 02/01/18 (b)	1,835,000	1,839,587
		25,238,916
Medical-Outpatient/Home Medical – 0.1%
Radiation Therapy Services, Inc.
9.875% 04/15/17 (b)	1,513,000	1,478,957
		1,478,957
Physical Therapy/Rehab Centers – 0.2%
Healthsouth Corp.
8.125% 02/15/20	1,694,000	1,835,872
10.750% 06/15/16	2,190,000	2,381,625
		4,217,497

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund

November 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Physician Practice Management – 0.1%
U.S. Oncology Holdings, Inc.
PIK, 6.737% 03/15/12 (03/15/11) (e)(f)	1,466,000	1,444,991
		1,444,991
Healthcare Services Total		39,107,038
Household Products/Wares – 1.0%
Consumer Products-Miscellaneous – 1.0%
American Greetings Corp.
7.375% 06/01/16	1,485,000	1,529,550
Amscan Holdings, Inc.
5.25% 12/02/17 (b)(c)(d)	325,000	321,750
Central Garden & Pet Co.
8.250% 03/01/18	2,000,000	2,045,000
Jarden Corp.
8.000% 05/01/16	975,000	1,057,875
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg SA
7.125% 04/15/19 (b)	1,961,000	1,995,318
7.750% 10/15/16 (b)	5,305,000	5,530,462
9.000% 04/15/19 (b)	2,255,000	2,294,462
Spectrum Brands Holdings, Inc.
9.500% 06/15/18 (b)	4,310,000	4,665,575
		19,439,992
Household Products/Wares Total		19,439,992
Pharmaceuticals – 0.7%
Medical-Drugs – 0.4%
Novartis Securities Investment Ltd.
5.125% 02/10/19	950,000	1,083,314
Patheon, Inc.
8.625% 04/15/17 (b)	1,880,000	1,889,400
Valeant Pharmaceuticals International
6.750% 10/01/17 (b)	1,050,000	1,036,875
7.000% 10/01/20 (b)	2,805,000	2,734,875
Wyeth
5.500% 02/15/16	800,000	929,139
		7,673,603
Medical-Generic Drugs – 0.1%
Mylan Inc.
6.000% 11/15/18 (b)	2,270,000	2,213,250
		2,213,250

	Par (a)	Value ($)
Pharmacy Services – 0.0%
Omnicare, Inc.
6.875% 12/15/15	650,000	656,500
		656,500
Therapeutics – 0.2%
Warner Chilcott Co., LLC/Warner Chilcott Finance LLC
7.750% 09/15/18 (b)	3,296,000	3,296,000
		3,296,000
Pharmaceuticals Total		13,839,353
Consumer Non-Cyclical Total		163,912,877
Diversified – 0.2%
Diversified Holding Companies – 0.2%
EnCana Holdings Finance Corp.
5.800% 05/01/14	3,840,000	4,317,001
Diversified Holding Companies Total		4,317,001
Diversified Total		4,317,001
Energy – 9.0%
Coal – 0.4%
Coal – 0.4%
Arch Coal, Inc.
7.250% 10/01/20	660,000	722,700
Consol Energy, Inc.
8.000% 04/01/17 (b)	1,500,000	1,612,500
8.250% 04/01/20 (b)	4,420,000	4,784,650
		7,119,850
Coal Total		7,119,850
Energy-Alternate Sources – 0.2%
Energy-Alternate Sources – 0.2%
Power Sector Assets & Liabilities Management Corp.
7.250% 05/27/19 (b)	2,500,000	3,009,375
7.390% 12/02/24 (b)	1,390,000	1,678,425
		4,687,800
Energy-Alternate Sources Total		4,687,800
Oil & Gas – 6.9%
Oil & Gas Drilling – 0.1%
Precision Drilling Corp.
6.625% 11/15/20 (b)	1,610,000	1,626,100
		1,626,100
Oil Companies-Exploration & Production – 5.1%
Anadarko Petroleum Corp.
5.950% 09/15/16	3,875,000	4,134,885

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund

November 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Berry Petroleum Co.
6.750% 11/01/20	760,000	756,200
8.250% 11/01/16	335,000	347,563
10.250% 06/01/14	535,000	607,225
Brigham Exploration Co.
8.750% 10/01/18 (b)	1,185,000	1,262,025
Carrizo Oil & Gas, Inc.
8.625% 10/15/18 (b)	3,660,000	3,641,700
Chesapeake Energy Corp.
6.625% 08/15/20	6,050,000	6,095,375
Comstock Resources, Inc.
8.375% 10/15/17	357,000	360,570
Continental Resources, Inc./OK
7.125% 04/01/21 (b)	1,495,000	1,569,750
EXCO Resources, Inc.
7.500% 09/15/18	4,150,000	3,963,250
Forest Oil Corp.
8.500% 02/15/14	3,673,000	3,985,205
Hilcorp Energy I LP/Hilcorp Finance Co.
7.750% 11/01/15 (b)	3,265,000	3,354,787
8.000% 02/15/20 (b)	2,375,000	2,487,812
KazMunayGas Finance Sub BV
9.125% 07/02/18 (b)	6,930,000	7,966,728
KazMunayGas National Co.
6.375% 04/09/21 (b)	2,300,000	2,225,250
NAK Naftogaz Ukraine
9.500% 09/30/14	5,625,000	5,878,125
Newfield Exploration Co.
6.625% 04/15/16	3,810,000	3,905,250
6.875% 02/01/20	2,095,000	2,189,275
Nexen, Inc.
5.875% 03/10/35	960,000	962,494
7.500% 07/30/39	1,080,000	1,294,499
Pemex Finance Ltd.
9.150% 11/15/18	2,485,000	2,954,805
10.610% 08/15/17	1,650,000	2,115,448
Petrobras International Finance Co.
7.875% 03/15/19	6,980,000	8,488,036
PetroHawk Energy Corp.
7.250% 08/15/18	1,895,000	1,890,263
7.875% 06/01/15	6,420,000	6,612,600
QEP Resources, Inc.
6.875% 03/01/21	2,810,000	2,964,550
Quicksilver Resources, Inc.
7.125% 04/01/16	4,062,000	3,919,830
8.250% 08/01/15	3,000,000	3,067,500
Range Resources Corp.
6.750% 08/01/20	2,335,000	2,416,725
7.500% 05/15/16	1,590,000	1,645,650
8.000% 05/15/19	1,115,000	1,215,350

	Par (a)	Value ($)
SandRidge Energy, Inc.
PIK, 8.625% 04/01/15	2,148,000	2,094,300
Southwestern Energy Co.
7.500% 02/01/18	1,595,000	1,798,363
XTO Energy, Inc.
7.500% 04/15/12	340,000	370,612
		98,542,000
Oil Company-Integrated – 1.2%
Ecopetrol SA
7.625% 07/23/19	5,000,000	5,962,500
Hess Corp.
5.600% 02/15/41	2,000,000	1,999,798
Lukoil International Finance BV
6.125% 11/09/20 (b)	2,300,000	2,254,000
Petroleos de Venezuela SA
5.250% 04/12/17	10,080,000	5,402,880
Petroleos Mexicanos
5.500% 01/21/21	5,000,000	5,225,000
Petroleum Co. of Trinidad & Tobago Ltd.
9.750% 08/14/19 (b)	1,310,000	1,591,650
Shell International Finance BV
5.500% 03/25/40	1,450,000	1,569,255
		24,005,083
Oil-Field Services – 0.5%
Gazprom International SA
6.510% 03/07/22 (b)	4,235,000	4,266,762
8.146% 04/11/18 (b)	4,085,000	4,631,369
		8,898,131
Oil & Gas Total		133,071,314
Oil & Gas Services – 0.4%
Oil-Field Services – 0.4%
Aquilex Holdings LLC/Aquilex Finance Corp.
11.125% 12/15/16	330,000	331,650
Expro Finance Luxembourg SCA
8.500% 12/15/16 (b)	4,569,000	4,443,352
Frac Tech Services LLC/Frac Tech Finance, Inc.
7.125% 11/15/18 (b)	1,945,000	1,930,413
Halliburton Co.
5.900% 09/15/18	515,000	592,215
Weatherford International Ltd.
5.150% 03/15/13	14,000	14,890
		7,312,520
Oil & Gas Services Total		7,312,520

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund

November 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)		Value ($)
Pipelines – 1.1%
Pipelines – 1.1%
El Paso Corp.
6.875% 06/15/14		2,970,000	3,196,694
7.250% 06/01/18		3,525,000	3,756,127
Energy Transfer Equity LP
7.500% 10/15/20		4,490,000	4,647,150
Kinder Morgan Energy Partners LP
6.950% 01/15/38		670,000	723,449
Plains All American Pipeline LP/PAA Finance Corp.
8.750% 05/01/19		2,715,000	3,462,817
Regency Energy Partners LP/Regency Energy Finance Corp.
6.875% 12/01/18		1,225,000	1,237,250
9.375% 06/01/16		1,740,000	1,909,650
Southern Natural Gas Co.
8.000% 03/01/32		885,000	992,122
Southern Star Central Corp.
6.750% 03/01/16		680,000	680,000
TransCanada Pipelines Ltd.
7.625% 01/15/39		575,000	746,386
Williams Companies, Inc.
7.875% 09/01/21		763,000	922,637
			22,274,282
Pipelines Total			22,274,282
Energy Total			174,465,766
Financials – 8.1%
Banks – 4.6%
Commercial Banks-Central U.S. – 0.0%
Fifth Third Bank/Ohio
0.394% 05/17/13 (02/17/11) (e)(f)		380,000	364,772
			364,772
Commercial Banks-Eastern U.S. – 0.9%
CIT Group, Inc.
7.000% 05/01/17		17,100,000	16,672,500
			16,672,500
Commercial Banks-Non U.S. – 1.2%
Barclays Bank PLC
3.900% 04/07/15		935,000	976,457
5.000% 09/22/16		760,000	814,437
BES Investimento do Brasil SA
5.625% 03/25/15 (b)		2,000,000	1,913,020
IKB Deutsche Industriebank AG
2.125% 09/10/12	EUR	8,315,000	10,934,068

	Par (a)		Value ($)
Lloyds Banking Group PLC
6.267% 11/29/49 (11/14/16) (b)(e)(f)		150,000	100,500
6.657% 01/29/49 (b)		230,000	154,100
Santander U.S. Debt SA Unipersonal
3.781% 10/07/15 (b)		9,200,000	8,890,024
			23,782,606
Commercial Banks-Southern U.S. – 0.0%
Regions Financial Corp.
7.000% 03/01/11		235,000	232,356
			232,356
Diversified Banking Institutional – 2.3%
Ally Financial, Inc.
6.250% 12/01/17 (b)		2,930,000	2,812,800
7.500% 09/15/20 (b)		3,430,000	3,361,400
8.000% 03/15/20 (b)		6,945,000	7,153,350
8.000% 11/01/31		6,063,000	6,275,205
Bank of America Corp.
5.625% 07/01/20		11,780,000	11,842,681
Citigroup, Inc.
5.375% 08/09/20		4,235,000	4,332,812
6.010% 01/15/15		15,000	16,363
JPMorgan Chase & Co.
4.400% 07/22/20		2,405,000	2,373,959
Morgan Stanley
5.500% 07/24/20		6,895,000	7,055,943
			45,224,513
Super-Regional Banks-U.S. – 0.2%
Capital One Financial Corp.
5.700% 09/15/11		1,920,000	1,988,204
Keycorp
6.500% 05/14/13		920,000	1,005,582
			2,993,786
Banks Total			89,270,533
Diversified Financial Services – 2.3%
Diversified Financial Services – 0.5%
General Electric Capital Corp.
6.000% 08/07/19		700,000	773,576
6.875% 01/10/39		3,830,000	4,254,126
Morgan Stanley & Co., Inc.
11.500% 10/22/20 (b)(c)	BRL	6,285,000	3,665,578
			8,693,280
Finance-Auto Loans – 0.6%
Ford Motor Credit Co., LLC
7.000% 04/15/15		1,160,000	1,226,022
7.800% 06/01/12		3,700,000	3,922,440
8.000% 12/15/16		6,025,000	6,619,348
			11,767,810

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund

November 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Finance-Consumer Loans – 0.3%
American General Finance Corp.
6.900% 12/15/17	6,716,000	5,322,430
		5,322,430
Finance-Investment Banker/Broker – 0.3%
E*Trade Financial Corp.
7.375% 09/15/13	815,000	806,850
7.875% 12/01/15	2,180,000	2,147,300
PIK, 12.500% 11/30/17	2,830,000	3,261,575
		6,215,725
Finance-Leasing Company – 0.3%
International Lease Finance Corp.
8.750% 03/15/17 (b)	2,560,000	2,694,400
8.875% 09/01/17	3,210,000	3,402,600
		6,097,000
Finance-Other Services – 0.1%
ERAC USA Finance LLC
2.750% 07/01/13 (b)	1,250,000	1,278,002
5.250% 10/01/20 (b)	1,150,000	1,214,799
7.000% 10/15/37 (b)	147,000	161,300
		2,654,101
Investment Management/Advisor Service – 0.0%
Pinafore LLC/Pinafore, Inc.
9.000% 10/01/18 (b)	520,000	548,600
		548,600
Special Purpose Entity – 0.2%
Vnesheconombank Via VEB Finance Ltd.
6.800% 11/22/25 (b)	4,400,000	4,279,000
		4,279,000
Diversified Financial Services Total		45,577,946
Insurance – 0.7%
Life/Health Insurance – 0.1%
Prudential Financial, Inc.
7.375% 06/15/19	1,680,000	2,015,533
		2,015,533
Multi-Line Insurance – 0.3%
ING Groep NV
5.775% 12/29/49 (12/08/15) (e)(f)	5,590,000	4,695,600
MetLife, Inc.
6.750% 06/01/16	1,520,000	1,783,483
		6,479,083
Mutual Insurance – 0.1%
Liberty Mutual Group, Inc.
10.750% 06/15/58 (06/15/58) (b)(e)(f)	1,060,000	1,293,200
		1,293,200

	Par (a)	Value ($)
Property/Casualty Insurance – 0.2%
Asurion Corp.
6.753% 07/02/15 (12/13/10) (d)(e)(f)	1,609,397	1,499,299
2nd lien, 6.753% 07/02/15 (12/13/10) (d)(e)(f)	2,200,603	2,050,230
		3,549,529
Insurance Total		13,337,345
Investment Companies – 0.3%
Investment Companies – 0.3%
Offshore Group Investments Ltd.
11.500% 08/01/15 (b)	4,885,000	5,153,675
		5,153,675
Investment Companies Total		5,153,675
Real Estate – 0.2%
Real Estate Management/Services – 0.2%
Qatari Diar Finance QSC
5.000% 07/21/20 (b)	4,100,000	4,173,505
		4,173,505
Real Estate Total		4,173,505
Real Estate Investment Trusts (REITs) – 0.0%
REITS-Diversified – 0.0%
Duke Realty LP
8.250% 08/15/19	200	240
		240
Real Estate Investment Trusts (REITs) Total		240
Financials Total		157,513,244
Industrials – 4.1%
Aerospace & Defense – 0.8%
Aerospace/Defense – 0.3%
Embraer Overseas Ltd.
6.375% 01/15/20	500,000	537,500
Esterline Technologies Corp.
7.000% 08/01/20 (b)	210,000	217,350
Kratos Defense & Security Solutions, Inc.
10.000% 06/01/17	2,590,000	2,891,088
Penerbangan Malaysia Bhd
5.625% 03/15/16	1,310,000	1,483,546
		5,129,484
Aerospace/Defense-Equipment – 0.2%
Sequa Corp.
11.750% 12/01/15 (b)	4,105,000	4,382,087
		4,382,087

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund

November 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Electronics-Military – 0.3%
L-3 Communications Corp.
6.375% 10/15/15	4,780,000	4,923,400
		4,923,400
Aerospace & Defense Total		14,434,971
Building Materials – 0.5%
Building & Construction Products-Miscellaneous – 0.5%
Associated Materials LLC
9.125% 11/01/17 (b)	1,395,000	1,422,900
Gibraltar Industries, Inc.
8.000% 12/01/15	1,525,000	1,502,125
Goodman Global, Inc.
5.750% 10/28/16 (12/08/10) (d)(e)(f)	565,000	568,729
9.000% 10/28/17 (12/08/10) (d)(e)(f)	215,000	219,891
Interline Brands, Inc.
7.000% 11/15/18 (b)	1,094,000	1,098,103
Nortek, Inc.
11.000% 12/01/13	3,182,599	3,349,685
Ply Gem Industries, Inc.
11.750% 06/15/13	1,350,000	1,431,000
		9,592,433
Building Materials Total		9,592,433
Electrical Components & Equipment – 0.1%
Wire & Cable Products – 0.1%
WireCo WorldGroup
9.500% 05/15/17 (b)	1,490,000	1,611,994
		1,611,994
Electrical Components & Equipment Total		1,611,994
Environmental Control – 0.1%
Hazardous Waste Disposal – 0.1%
Clean Harbors, Inc.
7.625% 08/15/16	1,800,000	1,899,000
		1,899,000
Environmental Control Total		1,899,000
Machinery-Diversified – 0.8%
Machinery-Farm – 0.3%
Case New Holland, Inc.
7.875% 12/01/17 (b)	4,786,000	5,276,565
		5,276,565
Machinery-General Industry – 0.5%
CPM Holdings, Inc.
10.625% 09/01/14 (b)	2,419,000	2,564,140

	Par (a)	Value ($)
Manitowoc Co., Inc.
7.125% 11/01/13	3,500,000	3,526,250
8.500% 11/01/20	1,950,000	1,993,875
9.500% 02/15/18	2,200,000	2,354,000
		10,438,265
Machinery-Diversified Total		15,714,830
Miscellaneous Manufacturing – 0.4%
Diversified Manufacturing Operators – 0.3%
Amsted Industries, Inc.
8.125% 03/15/18 (b)	1,500,000	1,597,500
Bombardier, Inc.
6.300% 05/01/14 (b)	2,385,000	2,486,362
SPX Corp.
6.875% 09/01/17 (b)	1,990,000	2,089,500
		6,173,362
Filtration/Separate Products – 0.1%
Polypore International, Inc.
7.500% 11/15/17 (b)	2,310,000	2,338,875
		2,338,875
Miscellaneous Manufacturing Total		8,512,237
Packaging & Containers – 0.8%
Containers-Metal/Glass – 0.3%
Ardagh Packaging Finance PLC
7.375% 10/15/17 (b)	790,000	811,725
9.125% 10/15/20 (b)	1,640,000	1,689,200
Crown Americas LLC & Crown Americas Capital Corp.
7.750% 11/15/15	2,440,000	2,519,300
Crown Americas LLC & Crown Americas Capital Corp. II
7.625% 05/15/17	1,265,000	1,366,200
		6,386,425
Containers-Paper/Plastic – 0.5%
Graham Packaging Co., LP/GPC Capital Corp. I
8.250% 01/01/17 (b)	3,350,000	3,417,000
Graphic Packaging International, Inc.
7.875% 10/01/18	564,000	585,150
9.500% 06/15/17	4,017,000	4,358,445
		8,360,595
Packaging & Containers Total		14,747,020
Transportation – 0.6%
Transportation-Air Freight – 0.0%
AMGH Merger Sub, Inc.
9.250% 11/01/18 (b)	585,000	598,163
		598,163

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund

November 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Transportation-Railroad – 0.5%
CSX Corp.
5.500% 04/15/41	2,765,000	2,764,848
Kansas City Southern de Mexico SA de CV
7.625% 12/01/13	3,770,000	3,901,950
Kazakhstan Temir Zholy Finance BV
6.375% 10/06/20 (b)	850,000	862,750
Union Pacific Corp.
5.700% 08/15/18	1,440,000	1,657,673
		9,187,221
Transportation-Services – 0.1%
Bristow Group, Inc.
7.500% 09/15/17	2,360,000	2,478,000
		2,478,000
Transportation Total		12,263,384
Industrials Total		78,775,869
Information Technology – 0.4%
IT Services – 0.4%
Data Processing/Management – 0.4%
First Data Corp.
PIK, 10.550% 09/24/15	389,000	328,559
9.875% 09/24/15	3,997,000	3,389,900
8.875% 08/15/20 (b)	3,210,000	3,338,400
		7,056,859
IT Services Total		7,056,859
Information Technology Total		7,056,859
Technology – 1.1%
Computers – 0.2%
Computer Services – 0.2%
SunGard Data Systems, Inc.
7.375% 11/15/18 (b)	4,265,000	4,222,350
		4,222,350
Computers Total		4,222,350
Medical Devices & Supplies – 0.0%
Illumination Detection Systems
7.25% 11/23/16 (b)(c)(d)	550,000	551,719
Medical Devices & Supplies Total		551,719
Networking Products – 0.1%
Networking Products – 0.1%
Cisco Systems, Inc.
5.500% 01/15/40	900,000	950,003
5.900% 02/15/39	755,000	841,093
		1,791,096
Networking Products Total		1,791,096

	Par (a)	Value ($)
Semiconductors – 0.6%
Electronic Components-Miscellaneous – 0.3%
NXP BV/NXP Funding LLC
9.750% 08/01/18 (b)	5,615,000	6,064,200
		6,064,200
Electronic Components-Semiconductors – 0.3%
Amkor Technology, Inc.
9.250% 06/01/16	3,805,000	4,038,056
Freescale Semiconductor, Inc.
9.250% 04/15/18 (b)	1,775,000	1,859,313
		5,897,369
Semiconductors Total		11,961,569
Software – 0.2%
Enterprise Software/Services – 0.2%
Oracle Corp.
5.375% 07/15/40 (b)	2,045,000	2,117,581
6.500% 04/15/38	925,000	1,107,099
		3,224,680
Software Total		3,224,680
Technology Total		21,751,414
Utilities – 4.0%
Electric – 3.8%
Electric-Distribution – 0.2%
Majapahit Holding BV
7.875% 06/29/37 (b)	2,780,000	3,238,700
		3,238,700
Electric-Generation – 0.1%
Edison Mission Energy
7.000% 05/15/17	2,000,000	1,570,000
		1,570,000
Electric-Integrated – 2.6%
CenterPoint Energy Houston Electric LLC
7.000% 03/01/14	675,000	785,971
CMS Energy Corp.
5.050% 02/15/18	2,295,000	2,315,506
6.875% 12/15/15	1,615,000	1,819,821
Consolidated Edison Co. of New York, Inc.
6.750% 04/01/38	895,000	1,095,490
Duke Energy Corp.
3.950% 09/15/14	3,390,000	3,621,581
Energy Future Holdings Corp.
10.000% 01/15/20 (b)	6,402,000	6,550,232
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
10.000% 12/01/20	739,000	757,958

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund

November 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)		Value ($)
Florida Power Corp.
6.400% 06/15/38		1,270,000	1,492,988
Ipalco Enterprises, Inc.
7.250% 04/01/16 (b)		2,415,000	2,596,125
Kansas City Power & Light Co.
7.150% 04/01/19		835,000	1,020,007
Nevada Power Co.
6.500% 05/15/18		9,575,000	11,378,595
6.650% 04/01/36		950,000	1,093,410
Nisource Finance Corp.
5.250% 09/15/17		6,385,000	6,839,261
Sierra Pacific Power Co.
6.000% 05/15/16		2,535,000	2,933,601
TransAlta Corp.
6.650% 05/15/18		6,340,000	7,348,852
			51,649,398
Independent Power Producer – 0.9%
AES Corp.
7.750% 03/01/14		3,625,000	3,842,500
Calpine Corp.
7.500% 02/15/21 (b)		2,050,000	2,014,125
Dynegy Holdings, Inc.
7.500% 06/01/15		273,000	202,702
7.750% 06/01/19		1,696,000	1,106,640
NRG Energy, Inc.
7.375% 01/15/17		9,571,000	9,666,710
			16,832,677
Electric Total			73,290,775
Gas – 0.2%
Gas-Distribution – 0.2%
Nakilat, Inc.
6.067% 12/31/33 (b)		3,260,000	3,471,900
Sempra Energy
6.500% 06/01/16		310,000	367,812
			3,839,712
Gas Total			3,839,712
Utilities Total			77,130,487
Total Corporate Fixed-Income Bonds & Notes (cost of $1,068,748,223)			1,116,713,103
Government & Agency Obligations – 34.2%
Foreign Government Obligations – 25.0%
Banco Nacional de Desenvolvimento Economico e Social
5.500% 07/12/20 (b)		2,850,000	3,042,375
European Investment Bank
1.400% 06/20/17	JPY	1,097,000,000	13,647,537
5.500% 12/07/11	GBP	5,250,000	8,539,244

	Par (a)		Value ($)
Federal Republic of Germany
4.250% 07/04/17	EUR	1,850,000	2,707,307
6.000% 06/20/16	EUR	12,600,000	19,758,023
Federative Republic of Brazil
6.000% 01/17/17		85,000	98,175
7.375% 02/03/15	EUR	6,950,000	10,509,089
8.250% 01/20/34		6,960,000	9,570,000
8.500% 09/24/12	EUR	480,000	688,486
11.000% 08/17/40		6,200,000	8,534,300
12.500% 01/05/22	BRL	10,275,000	7,071,329
Government of Canada
4.250% 06/01/18	CAD	7,120,000	7,610,157
8.000% 06/01/23	CAD	3,380,000	4,881,319
Government of Japan
1.500% 09/20/18	JPY	330,000,000	4,128,304
Government of New Zealand
6.000% 05/15/21	NZD	6,150,000	4,677,826
6.500% 04/15/13	NZD	5,270,000	4,121,685
Instituto de Credito Oficial
1.500% 09/20/12	JPY	680,000,000	8,063,302
International Finance Corp.
7.500% 02/28/13	AUD	2,675,000	2,675,351
Kingdom of Belgium
3.250% 09/28/16	EUR	3,220,000	4,145,658
Kingdom of Norway
4.250% 05/19/17	NOK	73,185,000	12,632,226
Kingdom of Spain
3.800% 01/31/17	EUR	5,680,000	6,889,042
Kingdom of Sweden
3.750% 08/12/17	SEK	120,000,000	18,117,264
5.000% 12/01/20	SEK	29,000,000	4,845,944
Pemex Project Funding Master Trust
5.750% 03/01/18		10,370,000	11,279,895
Province of Cordoba
12.375% 08/17/17 (b)		3,630,000	3,666,300
Republic of Argentina
7.000% 10/03/15		4,600,000	4,186,000
8.280% 12/31/33		10,150,131	9,033,617
Republic of Colombia
8.125% 05/21/24		4,975,000	6,467,500
9.750% 04/09/11		620,014	629,314
Republic of Croatia
6.625% 07/14/20 (b)		1,395,000	1,480,903
Dominican Republic
7.500% 05/06/21 (b)		725,000	797,572
Republic of Finland
4.250% 07/04/15	EUR	2,720,000	3,896,831
Republic of France
4.000% 04/25/13	EUR	7,845,000	10,856,317
5.500% 04/25/29	EUR	5,920,000	9,674,120

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund

November 30, 2010 (Unaudited)

Government & Agency Obligations (continued)
	Par (a)		Value ($)
Republic of Indonesia
5.875% 03/13/20 (b)		12,125,000	13,640,625
7.250% 04/20/15 (b)		3,000,000	3,532,500
10.375% 05/04/14 (b)		8,180,000	10,265,900
11.000% 09/15/25	IDR	89,650,000,000	11,930,913
11.500% 09/15/19	IDR	20,600,000,000	2,878,598
Republic of Ireland
4.500% 10/18/18	EUR	1,755,000	1,706,964
Republic of Italy
3.000% 06/15/15	EUR	1,200,000	1,506,241
4.500% 08/01/18	EUR	10,395,000	13,628,843
5.250% 08/01/17	EUR	5,090,000	7,034,886
Republic of Lithuania
5.125% 09/14/17 (b)		1,850,000	1,830,571
Republic of Panama
6.700% 01/26/36		4,400,000	5,115,000
Republic of Peru
7.840% 08/12/20 (b)	PEN	3,100,000	1,251,717
8.750% 11/21/33		6,417,000	9,128,182
Republic of Philippines
4.000% 01/15/21		10,354,000	10,263,402
6.500% 01/20/20		2,110,000	2,513,537
Republic of Poland
5.500% 10/25/19	PLN	8,700,000	2,713,524
6.250% 10/24/15	PLN	29,480,000	9,792,879
6.375% 07/15/19		1,470,000	1,631,944
Republic of South Africa
8.250% 09/15/17	ZAR	37,000,000	5,260,586
Republic of Turkey
5.625% 03/30/21		6,450,000	6,966,000
7.000% 09/26/16		8,735,000	10,202,480
7.375% 02/05/25		8,680,000	10,546,200
Republic of Uruguay
3.700% 06/26/37	UYU	58,075,000	3,071,500
4.250% 04/05/27	UYU	53,687,798	3,009,792
PIK, 7.875% 01/15/33		4,640,000	6,032,000
Republic of Venezuela
9.000% 05/07/23		14,654,000	9,232,020
9.250% 09/15/27		8,045,000	5,450,487
Russian Federation
3.625% 04/29/15 (b)		5,150,000	5,160,300
7.500% 03/31/30 (b)		24,352,950	28,037,551
Treasury Corp. of Victoria
5.750% 11/15/16	AUD	4,600,000	4,418,887
6.000% 06/15/20	AUD	4,580,000	4,399,280
United Kingdom Treasury
5.000% 03/07/18	GBP	7,100,000	12,709,300
5.000% 03/07/25	GBP	2,510,000	4,403,952
United Mexican States
5.125% 01/15/20		7,435,000	8,029,800

	Par (a)		Value ($)
6.050% 01/11/40		5,350,000	5,684,375
8.500% 12/13/18	MXN	55,860,000	5,003,216
11.375% 09/15/16		5,690,000	8,193,600
Foreign Government Obligations Total			485,099,864
U.S. Government Obligations – 9.2%
U.S. Treasury Bonds
3.875% 08/15/40 (j)		16,820,000	16,160,336
7.500% 11/15/24		3,000,000	4,392,657
U.S. Treasury Notes
1.250% 10/31/15 (j)		13,534,000	13,415,578
1.875% 10/31/17 (j)		6,000,000	5,902,968
2.625% 08/15/20 (j)		17,000,000	16,808,750
2.625% 11/15/20 (j)		17,835,000	17,573,040
4.250% 09/30/12		40,000,000	42,795,320
5.000% 02/15/11		23,600,000	23,834,159
5.125% 05/15/16		28,000,000	33,173,448
U.S. Treasury STRIPS
(k) 05/15/23		4,550,000	2,913,897
P.O., (k) 11/15/13		2,250,000	2,201,024
U.S. Government Obligations Total			179,171,177
Total Government & Agency Obligations (cost of $634,074,836)			664,271,041
Mortgage-Backed Securities – 5.1%
Federal Home Loan Mortgage Corp.
5.000% 05/01/21		8,086,177	8,657,515
10.500% 01/01/20		4,648	5,279
Federal National Mortgage Association
5.000% 09/01/37		8,058,854	8,556,885
5.500% 11/01/36		5,579,508	6,011,683
6.000% 10/01/36		2,171,548	2,369,681
6.000% 02/01/37		7,324,800	7,993,119
6.000% 08/01/37		10,919,933	11,895,799
6.500% 12/01/31		12,750	14,409
6.500% 05/01/32		16,595	18,754
6.500% 01/01/33		10,526	11,896
6.500% 05/01/33		43,179	48,797
6.500% 11/01/36 (l)		14,128,389	15,728,268
6.500% 11/01/37		6,868,424	7,626,877
9.000% 04/01/16		29	29
10.000% 04/01/14		28,413	28,844
TBA: 4.000% 12/01/40 (c)		14,850,000	15,079,715
4.500% 12/01/40 (c)		14,000,000	14,573,132
Government National Mortgage Association
11.750% 08/15/13		3,407	3,435
Total Mortgage-Backed Securities (cost of $93,947,016)			98,624,117

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund

November 30, 2010 (Unaudited)

Commercial Mortgage-Backed Securities – 2.1%
	Par (a)	Value ($)
Bear Stearns Commercial Mortgage Securities
4.933% 02/13/42 (12/01/10) (e)(f)	4,845,000	5,230,996
5.201% 12/11/38	5,000,000	5,294,624
Greenwich Capital Commercial Funding Corp.
5.317% 06/10/36 (12/01/10) (e)(f)	1,395,000	1,515,820
GS Mortgage Securities Corp. II
4.751% 07/10/39	4,825,000	5,148,501
5.553% 04/10/38 (12/01/10) (e)(f)	4,898,000	5,235,691
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% 06/12/47	4,000,000	4,203,193
Morgan Stanley Capital I
4.989% 08/13/42	4,825,000	5,182,668
5.968% 08/12/41 (12/01/10) (e)(f)	3,575,000	3,910,556
Wachovia Bank Commercial Mortgage Trust
5.378% 10/15/44 (12/01/10) (e)(f)	4,825,000	5,277,479
Total Commercial Mortgage-Backed Securities (cost of $36,686,222)		40,999,528
Municipal Bonds – 0.2%
California – 0.2%
CA Cabazon Band Mission Indians
Series 2004, 7.358% 10/01/11 (04/01/11) (e)(f)(m)	2,820,000	2,148,502
CA Los Angeles Unified School District
Series 2009, 5.750% 07/01/34	625,000	589,306
CA State
Series 2009, 7.550% 04/01/39	1,465,000	1,505,170
California Total		4,242,978
Total Municipal Bonds (cost of $4,897,665)		4,242,978
Asset-Backed Securities – 0.1%
GMAC Mortgage Corp.
4.865% 09/25/34 (12/01/10) (e)(f)	2,591,485	2,010,033
Total Asset-Backed Securities (cost of $2,591,485)		2,010,033

Common Stock – 0.1%
	Shares	Value ($)
Consumer Discretionary – 0.1%
Six Flags Entertainment Corp. (n)	30,809	1,671,414
Consumer Discretionary Total		1,671,414
Total Common Stock (cost of $2,346,754)		1,671,414
Preferred Stock – 0.0%
Communications – 0.0%
Media – 0.0%
CMP Susquehanna Radio Holdings Corp.,
Series A (b)(e)(g)(n)	40,765	408
Media Total		408
Communications Total		408
Total Preferred Stock (cost of $408)		408
Warrants – 0.0%
	Units
Financials – 0.0%
Banks – 0.0%
CNB Capital Trust I
Expires 03/23/19 (b)(g)(n)	46,584	466
Banks Total		466
Financials Total		466
Total Warrants (cost of $466)		466
	Shares
Securities Lending Collateral – 3.5%
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 0.336%) (o)	68,941,784	68,941,784
Total Securities Lending Collateral (cost of $68,941,784)		68,941,784

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund

November 30, 2010 (Unaudited)

Short-Term Obligation – 0.8%
	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/10, due 12/01/10 at 0.160% collateralized by a U.S. Government Agency obligation maturing 01/15/13, market value $15,902,775 (repurchase proceeds $15,587,069)	15,587,000	15,587,000
Total Short-Term Obligation (cost of $15,587,000)		15,587,000
Total Investments – 103.6% (cost of $1,927,821,859) (q)		2,013,061,872
Obligation to Return Collateral for Securities Loaned – (3.5)%		(68,941,784)
Other Assets & Liabilities, Net – (0.1)%		(1,309,273)
Net Assets – 100.0%		1,942,810,815

Notes to Investment Portfolio:

(a)  Principal amount is stated in U.S. dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, these securities, which are not illiquid except for the following, amounted to $478,975,556, which represents 24.7% of net assets.

Security	Acquisition Date	Par/ Shares/ Units	Cost	Value
CMP Susquehanna Corp., 3.430% 05/15/14	03/26/09	$175,000	$157,266	$103,250
CMP Susquehanna Radio Holdings Corp., Series A	03/26/09	40,765	408	408
CNB Capital Trust I Warrants Expires 03/23/19	03/26/09	46,584	466	466
Six Flags, Inc. 9.625% 06/01/14	12/16/04	$1,557,000	—	—
				$104,124

(c)  Securities purchased on a delayed delivery basis.

(d)  Loan participation agreement.

(e)  The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2010.

(f)  Parenthetical date represents the next interest rate reset date for the security.

(g)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2010, the value of these securities amounted to $110,628, which represents less than 0.1% of net assets.

(h)  Security has no value.

(i)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At November 30, 2010, the value of this security amounted to $6,504, which represents less than 0.1% of net assets.

(j)  All or a portion of these securites were on loan at November 30, 2010. The total market value of securities on loan at November 30, 2010 was $68,091,413.

(k)  Zero coupon bond.

(l)  A portion of this security with a market value of $11,330,542 is pledged as collateral for open futures contracts.

(m)  The issuer is in default of certain debt covenants. Income is being partially accrued. At November 30, 2010, the value of this security amounted to $2,148,502, which represents 0.1% of net assets.

(n)  Non-income producing security.

(o)  Investment made with cash collateral received from securities lending activity.

(p)  Position reflects anticipated residual bankruptcy claims. Income is not being accrued.

(q)  Cost for federal income tax purposes is $1,932,956,068.

The following table summarizes the inputs used, as of November 30, 2010 in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$70,856,003	$—	$70,856,003
Communications	—	257,588,141	103,250	257,691,391
Consumer Cyclical	—	103,235,688	6,504	103,242,192
Consumer Non-Cyclical	—	163,912,877	—	163,912,877
Diversified	—	4,317,001	—	4,317,001
Energy	—	174,465,766	—	174,465,766
Financials	—	157,513,244	—	157,513,244
Industrials	—	78,775,869	—	78,775,869
Information Technology	—	7,056,859	—	7,056,859
Technology	—	21,751,414	—	21,751,414
Utilities	—	77,130,487	—	77,130,487
Total Corporate Fixed-Income Bonds & Notes	—	1,116,603,349	109,754	1,116,713,103
Government & Agency Obligations
Foreign Government Obligations	—	485,099,864	—	485,099,864
U.S. Government Obligations	174,056,256	5,114,921	—	179,171,177
Total Government & Agency Obligations	174,056,256	490,214,785	—	664,271,041
Total Mortgage-Backed Securities	29,652,847	68,971,270	—	98,624,117
Total Commercial Mortgage-Backed Securities	—	40,999,528	—	40,999,528
Total Municipal Bonds	—	4,242,978	—	4,242,978
Total Asset-Backed Securities	—	2,010,033	—	2,010,033
Total Common Stock	1,671,414	—	—	1,671,414
Total Preferred Stock	—	—	408	408
Total Warrants	—	—	466	466
Total Securities Lending Collateral	68,941,784	—	—	68,941,784
Total Short-Term Obligation	—	15,587,000	—	15,587,000
Total Investments	274,322,301	1,738,628,943	110,628	2,013,061,872
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	3,173,798	—	3,173,798
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(3,285,802)	—	(3,285,802)

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund

November 30, 2010 (Unaudited)

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Value of Credit Default Swap Contract – Depreciation	$—	$(151,400)	$—	$(151,400)
Unrealized Appreciation on Futures Contracts	2,301,061	—	—	2,301,061
Unrealized Depreciation on Futures Contracts	(11,734)	—	—	(11,734)
Total	$276,611,628	$1,738,365,539	$110,628	$2,015,087,795

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate fixed-income bonds & notes classified as Level 3 are valued using the income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company's bankruptcy filing.

Certain preferred stock, warrants and corporate fixed-income bonds & notes classified as Level 3 are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company's capital structure.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table reconciles asset balances for the six months ended November 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of May 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2010
Corporate Fixed-Income Bonds & Notes Communications	$103,250	$—	$—	$—	$—	$—	$—	$—	$103,250
Consumer Cyclical	—	—	—	—	—	—	6,504	—	6,504
Warrants
Financials	466	—	—	—	—	—	—	—	466
Preferred Stock
Communications	408	—	—	—	—	—	—	—	408
	$104,124	$—	$—	$—	$—	$—	$6,504	$—	$110,628

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to securities owned at November 30, 2010 which were valued using significant unobservable inputs (Level 3) amounted to $0. This amount is included in net change in unrealized appreciation (depreciation) on the Statement of Changes in Net Assets.

Financial Assets were transferred from Level 2 to Level 3 due to the pricing vendor discontinuing coverage, as a result the security was fair valued by management.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$6,504	$6,504	$—

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund

November 30, 2010 (Unaudited)

Forward foreign currency exchange contracts outstanding on November 30, 2010 are:

Foreign Exchange Rate Risk

Counterparty	Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank and Trust Company	AUD	$24,155,676	$25,390,928	12/15/10	$(1,235,252)
State Street Bank and Trust Company	AUD	98,567	101,377	12/15/10	(2,810)
State Street Bank and Trust Company	AUD	262,208	261,985	12/15/10	223
JPMorgan Chase	CAD	9,807,934	9,886,993	12/15/10	(79,059)
HSBC	CHF	154,471	156,003	12/15/10	(1,532)
UBS Securities LLC	EUR	123,310	129,271	12/15/10	(5,961)
Goldman Sachs & Co.	JPY	9,826,451	9,917,221	12/15/10	(90,770)
Goldman Sachs & Co.	JPY	48,605	48,728	12/15/10	(123)
Goldman Sachs & Co.	JPY	14,832,161	14,717,628	12/15/10	114,533
HSBC	NOK	9,533,367	10,179,857	12/15/10	(646,490)
HSBC	NOK	4,916,296	5,095,754	12/15/10	(179,458)
HSBC	NOK	9,502,801	9,802,685	12/15/10	(299,884)
HSBC	NOK	472,164	472,214	12/15/10	(50)
Barclays Bank PLC	SEK	14,526,600	15,251,402	12/15/10	(724,802)
Goldman Sachs & Co.	SEK	9,801,330	9,808,616	12/15/10	(7,286)
					$(3,158,721)

Foreign Exchange Rate Risk

Counterparty	Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank and Trust Company	AUD	$9,869,166	$10,153,149	12/15/10	$283,983
JPMorgan Chase	CAD	9,807,934	9,831,629	12/15/10	23,695
HSBC	CHF	14,700,627	15,273,190	12/15/10	572,563
HSBC	CHF	9,881,142	10,064,253	12/15/10	183,111
HSBC	CHF	10,962	10,982	12/15/10	20
UBS Securities LLC	EUR	9,515,622	10,186,205	12/15/10	670,583
UBS Securities LLC	EUR	31,152	32,619	12/15/10	1,467
UBS Securities LLC	EUR	5,132,283	5,174,742	12/15/10	42,459
UBS Securities LLC	GBP	9,782,959	9,770,634	12/15/10	(12,325)
Goldman Sachs & Co.	JPY	24,707,218	25,475,324	12/15/10	768,106
UBS Securities LLC	NZD	9,045,594	9,277,002	01/07/11	231,408
Barclays Bank PLC	SEK	4,738,915	4,840,742	12/15/10	101,827
Barclays Bank PLC	SEK	9,787,685	9,967,505	12/15/10	179,820
					$3,046,717

At November 30, 2010, the Fund has entered into the following credit default swap contract:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	Federative Republic of Brazil 12.250% 03/06/30	Buy	1.470%	09/20/14	$10,000,000	$—	$(151,400)

At November 30, 2010, the Fund held the following open long futures contracts:

Interest Rate Risk

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
30 Year U.S. Treasury Bonds	142	$18,073,938	$17,790,278	Mar-2011	$283,660
2 Year U.S. Treasury Notes	435	95,428,125	95,279,638	Mar-2011	148,487
Ultra Long Term U.S. Treasury Bond	317	41,883,625	40,752,311	Mar-2011	1,131,314
					$1,563,461

At November 30, 2010, the Fund held the following open short futures contracts:

Interest Rate Risk

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Notes	2,022	$250,949,156	$251,686,756	Mar-2011	$737,600
5 Year U.S. Treasury Notes	55	6,591,836	6,580,102	Mar-2011	(11,734)
					$725,866

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund

November 30, 2010 (Unaudited)

At November 30, 2010, the asset allocation of the Fund is as follows:

	% of
Asset Allocation	Net Assets
Corporate Fixed-Income Bonds & Notes	57.5
Government & Agency Obligations	34.2
Mortgage-Backed Securities	5.1
Commercial Mortgage-Backed Securities	2.1
Municipal Bonds	0.2
Asset-Backed Securities	0.1
Common Stock	0.1
Preferred Stock	0.0	*
Warrants	0.0	*
	99.3
Securities Lending Collateral	3.5
Short-Term Obligation	0.8
Obligation to Return Collateral for Securities Loaned	(3.5)
Other Assets & Liabilities, Net	(0.1)
	100.0

*  Rounds to less than 0.1%.

Acronym	Name
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PIK	Payment-In-Kind
PLN	Polish Zloty
PO	Principal Only
SEK	Swedish Krona
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
UYU	Uruguayan Peso
ZAR	South African Rand

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Columbia Strategic Income Fund

November 30, 2010 (Unaudited)

		($)
Assets	Investments, at cost	1,927,821,859
	Investments at value (including securities on loan of $68,091,413)	2,013,061,872
	Cash	1,489,528
	Foreign currency (cost of $1,519,554)	1,424,927
	Unrealized appreciation on forward foreign currency exchange contracts	3,173,798
	Receivable for:
	Investments sold	7,588,506
	Fund shares sold	1,038,917
	Interest	31,071,104
	Securities lending	6,163
	Foreign tax reclaims	4,406
	Trustees' deferred compensation plan	146,056
	Prepaid expenses	18,113
	Total Assets	2,059,023,390
Liabilities	Collateral on securities loaned	68,941,784
	Unrealized depreciation on forward foreign currency exchange contracts	3,285,802
	Open credit default swap contract	151,400
	Payable for:
	Investments purchased on a delayed delivery basis	37,862,704
	Fund shares repurchased	3,805,468
	Futures variation margin	39,343
	Investment advisory fee	887,441
	Pricing and bookkeeping fees	20,578
	Transfer agent fee	505,005
	Trustees' fees	48,839
	Custody fee	36,804
	Distribution and service fees	411,478
	Chief compliance officer expenses	20
	Trustees' deferred compensation plan	146,056
	Other liabilities	69,853
	Total Liabilities	116,212,575
	Net Assets	1,942,810,815
Net Assets Consist of	Paid-in capital	1,909,971,959
	Undistributed net investment income	10,475,657
	Accumulated net realized loss	(64,768,350)
	Net unrealized appreciation (depreciation) on:
	Investments	85,240,013
	Foreign currency translations and forward foreign currency exchange contracts	(246,391)
	Credit default swap contracts	(151,400)
	Futures contracts	2,289,327
	Net Assets	1,942,810,815

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities (continued) – Columbia Strategic Income Fund

November 30, 2010 (Unaudited)

Class A	Net assets	$991,024,978
	Shares outstanding	163,233,905
	Net asset value per share	$6.07	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($6.07/0.9525)	$6.37	(b)
Class B	Net assets	$78,302,523
	Shares outstanding	12,906,604
	Net asset value and offering price per share	$6.07	(a)
Class C	Net assets	$195,152,888
	Shares outstanding	32,134,555
	Net asset value and offering price per share	$6.07	(a)
Class R (c)	Net assets	$2,466
	Shares outstanding	406
	Net asset value, offering and redemption price per share	$6.08	(d)
Class W (c)	Net assets	$2,465
	Shares outstanding	406
	Net asset value, offering and redemption price per share	$6.07
Class Z	Net assets	$678,325,495
	Shares outstanding	113,013,691
	Net asset value, offering and redemption price per share	$6.00

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

(c)  Class R and Class W shares commenced operations on September 27, 2010.

(d)  Net asset value per share rounds to this amount due to fractional shares outstanding.

See Accompanying Notes to Financial Statements.

Statement of Operations – Columbia Strategic Income Fund

For the Six Months Ended November 30, 2010 (Unaudited)

		($)
Investment Income	Interest	63,078,718
	Securities lending	8,578
	Foreign taxes withheld	(70,596)
	Total Investment Income	63,016,700
Expenses	Investment advisory fee	5,472,676
	Distribution fee:
	Class B	324,053
	Class C	756,196
	Class R (a)	2
	Service fee:
	Class A	1,272,085
	Class B	107,321
	Class C	249,159
	Class W (a)	1
	Transfer agent fee	1,579,414
	Pricing and bookkeeping fees	96,841
	Trustees' fees	58,106
	Custody fee	115,113
	Chief compliance officer expenses	1,155
	Other expenses	339,410
	Total Expenses	10,371,532
	Fees waived by distributor—Class C	(151,244)
	Expense reductions	(512)
	Net Expenses	10,219,776
	Net Investment Income	52,796,924
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, Futures Contracts and Credit Default Swap Contracts
	Net realized gain (loss) on:
	Investments	76,901,967
	Foreign currency transactions and forward foreign currency exchange contracts	(5,124,241)
	Credit default swap contracts	(74,317)
	Futures contracts	(6,355,643)
	Net realized gain	65,347,766
	Net change in unrealized appreciation (depreciation) on:
	Investments	13,724,766
	Foreign currency translations and forward foreign currency exchange contracts	(565,525)
	Credit default swap contracts	(43,158)
	Futures contracts	2,289,327
	Net change in unrealized appreciation (depreciation)	15,405,410
	Net Gain	80,753,176
	Net Increase Resulting from Operations	133,550,100

(a)  Class R and W shares commenced operations on September 27, 2010.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia Strategic Income Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended November 30, 2010 ($)(a)	Year Ended May 31, 2010 ($)(b)
Operations	Net investment income	52,796,924	105,321,629
	Net realized gain on investments, foreign currency transactions, forward foreign currency exchange contracts, futures contracts and credit default swap contracts	65,347,766	37,804,686
forward foreign currency exchange contracts,	Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, futures contracts and credit default swap contracts	15,405,410	109,164,528
	Net increase resulting from operations	133,550,100	252,290,843
Distributions to Shareholders	From net investment income:
	Class A	(27,214,976)	(45,728,859)
	Class B	(1,932,199)	(4,162,812)
	Class C	(4,741,075)	(7,513,696)
	Class J	—	(401,498)
	Class R	(23)	—
	Class W	(24)	—
	Class Z	(19,899,043)	(35,781,204)
	Total distributions to shareholders	(53,787,340)	(93,588,069)
	Net Capital Stock Transactions	(153,354,370)	(108,698,488)
	Total increase (decrease) in net assets	(73,591,610)	50,004,286
Net Assets	Beginning of period	2,016,402,425	1,966,398,139
	End of period	1,942,810,815	2,016,402,425
	Undistributed net investment income at end of period	10,475,657	11,466,073

(a)  Class R and W shares commenced operations on September 27, 2010.

(b)  Class J shares liquidated as of the close of business on July 27, 2009.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – Columbia Strategic Income Fund

	Capital Stock Activity
	(Unaudited) Six Months Ended November 30, 2010 (b)		Year Ended May 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	11,805,511	71,756,741	44,764,586	256,688,153
Distributions reinvested	2,858,904	17,410,482	6,141,676	35,355,066
Redemptions	(25,041,650)	(152,367,184)	(46,242,720)	(267,867,373)
Net increase (decrease)	(10,377,235)	(63,199,961)	4,663,542	24,175,846
Class B
Subscriptions	426,323	2,591,636	1,173,175	6,680,312
Distributions reinvested	177,405	1,077,538	470,990	2,700,137
Redemptions	(3,423,454)	(20,746,701)	(8,675,260)	(50,017,718)
Net decrease	(2,819,726)	(17,077,527)	(7,031,095)	(40,637,269)
Class C
Subscriptions	2,418,260	14,723,391	11,456,717	65,253,232
Distributions reinvested	424,080	2,582,591	824,665	4,752,182
Redemptions	(4,311,454)	(26,285,985)	(7,807,939)	(45,308,794)
Net increase (decrease)	(1,469,114)	(8,980,003)	4,473,443	24,696,620
Class J (a)
Redemptions	—	—	(12,782,816)	(69,808,201)
Net decrease	—	—	(12,782,816)	(69,808,201)
Class R
Subscriptions	406	2,500	—	—
Net increase	406	2,500	—	—
Class W
Subscriptions	430	2,650	—	—
Redemptions	(24)	(151)	—	—
Net increase	406	2,499	—	—
Class Z
Subscriptions	9,365,455	56,466,055	33,564,084	190,800,424
Distributions reinvested	707,468	4,256,515	1,389,689	7,904,514
Redemptions	(20,741,791)	(124,824,448)	(42,944,059)	(245,830,422)
Net decrease	(10,668,868)	(64,101,878)	(7,990,286)	(47,125,484)

(a)  Class J shares liquidated as of the close of business on July 27, 2009.

(b)  Class R and Class W shares commenced operations on September 27, 2010 and reflect activity for the period September 27, 2010 through November 30, 2010.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Strategic Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended November 30,		Year Ended May 31,
Class A Shares	2010		2010	2009	2008	2007		2006
Net Asset Value, Beginning of Period	$5.84		$5.40	$5.91	$6.01	$5.88		$6.15
Income from Investment Operations:
Net investment income (a)	0.16		0.29	0.29	0.31	0.33		0.34
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	0.23		0.41	(0.41)	(0.05)	0.16		(0.15)
Total from investment operations	0.39		0.70	(0.12)	0.26	0.49		0.19
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.26)	(0.38)	(0.36)	(0.36)		(0.46)
From return of capital	—		—	(0.01)	—	—		—
Total distributions to shareholders	(0.16)		(0.26)	(0.39)	(0.36)	(0.36)		(0.46)
Net Asset Value, End of Period	$6.07		$5.84	$5.40	$5.91	$6.01		$5.88
Total return (b)	6.73	%(c)	13.14%	(1.79)%	4.47%	8.57	%(d)(e)	3.24	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	1.00	%(g)	0.99%	0.98%	0.95%	0.95%		0.99%
Waiver/Reimbursement	—		—	—	—	0.01%		0.01%
Net investment income (f)	5.21	%(g)	5.09%	5.46%	5.24%	5.49%		5.56%
Portfolio turnover rate	54	%(c)	50%	43%	41%	49%		56%
Net assets, end of period (000s)	$991,025		$1,013,941	$913,087	$865,282	$835,878		$703,746

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Not annualized.

(d)  Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return includes a voluntary reimbursement by the investment adviser for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Strategic Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended November 30,		Year Ended May 31,
Class B Shares	2010		2010	2009	2008	2007		2006
Net Asset Value, Beginning of Period	$5.84		$5.40	$5.91	$6.00	$5.88		$6.15
Income from Investment Operations:
Net investment income (a)	0.14		0.25	0.25	0.27	0.28		0.29
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	0.23		0.41	(0.41)	(0.05)	0.16		(0.14)
Total from investment operations	0.37		0.66	(0.16)	0.22	0.44		0.15
Less Distributions to Shareholders:
From net investment income	(0.14)		(0.22)	(0.34)	(0.31)	(0.32)		(0.42)
From return of capital	—		—	(0.01)	—	—		—
Total distributions to shareholders	(0.14)		(0.22)	(0.35)	(0.31)	(0.32)		(0.42)
Net Asset Value, End of Period	$6.07		$5.84	$5.40	$5.91	$6.00		$5.88
Total return (b)	6.34	%(c)	12.30%	(2.52)%	3.86%	7.59	%(d)(e)	2.48	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	1.75	%(g)	1.74%	1.73%	1.70%	1.70%		1.74%
Waiver/Reimbursement	—		—	—	—	0.01%		0.01%
Net investment income (f)	4.46	%(g)	4.43%	4.71%	4.50%	4.75%		4.82%
Portfolio turnover rate	54	%(c)	50%	43%	41%	49%		56%
Net assets, end of period (000s)	$78,303		$91,784	$122,915	$169,001	$217,270		$295,983

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Not annualized.

(d)  Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return includes a voluntary reimbursement by the investment adviser for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Strategic Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended November 30,		Year Ended May 31,
Class C Shares	2010		2010	2009	2008	2007		2006
Net Asset Value, Beginning of Period	$5.84		$5.41	$5.91	$6.01	$5.89		$6.15
Income from Investment Operations:
Net investment income (a)	0.14		0.26	0.26	0.28	0.29		0.30
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	0.23		0.40	(0.41)	(0.06)	0.15		(0.13)
Total from investment operations	0.37		0.66	(0.15)	0.22	0.44		0.17
Less Distributions to Shareholders:
From net investment income	(0.14)		(0.23)	(0.34)	(0.32)	(0.32)		(0.43)
From return of capital	—		—	(0.01)	—	—		—
Total distributions to shareholders	(0.14)		(0.23)	(0.35)	(0.32)	(0.32)		(0.43)
Net Asset Value, End of Period	$6.07		$5.84	$5.41	$5.91	$6.01		$5.89
Total return (b)(c)	6.42	%(d)	12.26%	(2.21)%	3.84%	7.74	%(e)	2.79%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	1.60	%(g)	1.59%	1.58%	1.55%	1.55%		1.59%
Waiver/Reimbursement	0.15	%(g)	0.15%	0.15%	0.15%	0.16%		0.16%
Net investment income (f)	4.61	%(g)	4.47%	4.85%	4.63%	4.89%		4.95%
Portfolio turnover rate	54	%(d)	50%	43%	41%	49%		56%
Net assets, end of period (000s)	$195,153		$196,319	$157,492	$130,420	$106,401		$72,221

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  Total return includes a voluntary reimbursement by the investment adviser for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Strategic Income Fund

Selected data for a share outstanding throughout the period is as follows:

Class R Shares	(Unaudited) Period Ended November 30, 2010 (a)
Net Asset Value, Beginning of Period	$6.16
Income from Investment Operations:
Net investment income (b)	0.05
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	(0.07)
Total from investment operations	(0.02)
Less Distributions to Shareholders:
From net investment income	(0.06)
Net Asset Value, End of Period	$6.08
Total return (c)(d)	(0.38)%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)(f)	1.26%
Net investment income (e)(f)	4.97%
Portfolio turnover rate (d)	54%
Net assets, end of period (000s)	$2

(a)  Class R shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Strategic Income Fund

Selected data for a share outstanding throughout the period is as follows:

Class W Shares	(Unaudited) Period Ended November 30, 2010 (a)
Net Asset Value, Beginning of Period	$6.16
Income from Investment Operations:
Net investment income (b)	0.05
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	(0.08)
Total from investment operations	(0.03)
Less Distributions to Shareholders:
From net investment income	(0.06)
Net Asset Value, End of Period	$6.07
Total return (c)(d)	(0.50)%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)(f)	1.01%
Net investment income (e)(f)	5.02%
Portfolio turnover rate (d)	54%
Net assets, end of period (000s)	$2

(a)  Class W shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Strategic Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended November 30,		Year Ended May 31,
Class Z Shares	2010		2010	2009	2008	2007		2006
Net Asset Value, Beginning of Period	$5.78		$5.35	$5.85	$5.95	$5.83		$6.10
Income from Investment Operations:
Net investment income (a)	0.16		0.31	0.30	0.32	0.34		0.34
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	0.23		0.39	(0.40)	(0.05)	0.15		(0.13)
Total from investment operations	0.39		0.70	(0.10)	0.27	0.49		0.21
Less Distributions to Shareholders:
From net investment income	(0.17)		(0.27)	(0.39)	(0.37)	(0.37)		(0.48)
From return of capital	—		—	(0.01)	—	—		—
Total distributions to shareholders	(0.17)		(0.27)	(0.40)	(0.37)	(0.37)		(0.48)
Net Asset Value, End of Period	$6.00		$5.78	$5.35	$5.85	$5.95		$5.83
Total return (b)	6.76	%(c)	13.36%	(1.38)%	4.77%	8.73	%(d)(e)	3.51	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.75	%(g)	0.74%	0.73%	0.70%	0.71%		0.75%
Waiver/Reimbursement	—		—	—	—	0.01%		0.01%
Net investment income (f)	5.46	%(g)	5.35%	5.71%	5.47%	5.73%		5.76%
Portfolio turnover rate	54	%(c)	50%	43%	41%	49%		56%
Net assets, end of period (000s)	$678,325		$714,358	$704,118	$726,217	$524,975		$308,295

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Not annualized.

(d)  Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return includes a voluntary reimbursement by the investment adviser for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Strategic Income Fund

November 30, 2010 (Unaudited)

Note 1. Organization

Columbia Strategic Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers six classes of shares: Class A, Class B, Class C, Class R, Class W and Class Z. Effective September 27, 2010, Class R and Class W shares commenced operations. The Fund is also authorized to issue Class R4 and Class R5 shares, however, these share classes are not currently offered for sale. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a maximum contingent deferred sales charge (CDSC) of 1.00% based upon the holding period after purchase.

Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of the other Columbia Funds.

Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase.

Class R, Class W and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of these share classes, as described in the Fund's prospectuses.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Columbia Strategic Income Fund, November 30, 2010 (Unaudited)

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Credit default swap contracts are marked to market daily based upon spread quotations from market makers.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Derivative Instruments

The Fund may use derivatives instruments including futures contracts, credit default swap contracts and forward foreign currency exchange contracts in order to meet its investment objectives. The Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on an analysis of various risk factors, and if the strategies for the use of derivatives do not work as intended, the Fund may not achieve its investment objectives.

Columbia Strategic Income Fund, November 30, 2010 (Unaudited)

In pursuit of its investment objectives, the Fund is exposed to the following market risks, among others:

Credit Risk: Credit risk relates to the ability of the issuer or guarantor of a fixed income security, or counterparty to a derivative contract to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Generally, lower-yield higher-quality bonds are subject to credit risk to a lesser extent than lower-grade higher-yield bonds.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign-currency-denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk: Interest rate risk relates to the fluctuation in value of fixed income securities because of the inverse relationship of price and yield. Fixed income securities generally will decline in value upon an increase in general interest rates and their value generally will increase upon a decline in general interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts—The Fund entered into U.S. Treasury Note and U.S. Treasury Bond futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark.

The use of futures contracts involves certain risks, which include, among others: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, and (3) an inaccurate prediction of the future direction of interest rates by the Fund's investment adviser.

Upon entering into a futures contract, the Fund identifies within its portfolio of investments cash or securities in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

During the six month period ended November 30, 2010, the Fund entered into 11,450 futures contracts.

Forward Foreign Currency Exchange Contracts—The Fund entered into forward foreign currency exchange contracts for the purpose of shifting foreign currency exposure back to U.S. dollars.

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are generally used to reduce the exposure to foreign exchange rate fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

During the six month period ended November 30, 2010, the Fund entered into 28 forward foreign currency exchange contracts.

Columbia Strategic Income Fund, November 30, 2010 (Unaudited)

Credit Default Swaps—The Fund entered into credit default swap transactions as a protection buyer to reduce credit exposure to a given issuer or issuers.

Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. The Fund may receive or make an upfront payment as the protection buyer or seller. Credit default swaps are marked to market daily based on quotations from market makers and any change is recorded as unrealized appreciation/depreciation on the Statement of Assets and Liabilities. Periodic payments received or made are recorded as a realized gain or loss and premiums received or made are amortized on the Statement of Operations.

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

During the six month period ended November 30, 2010, the Fund did not purchase any credit default swaps.

The following table is a summary of the value of the Fund's derivative instruments as of November 30, 2010:

	Fair Value of Derivative Instruments
	Statement of Assets and Liabilities
Asset	Fair Value	Liability	Fair Value
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$3,173,798	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$3,285,802
		Open Credit Default Swap Contracts	151,400
		Futures Variation Margin	39,343	*

*  Represents only current day variation margin.

The effect of derivative instruments on the Fund's Statement of Operations for the six months ended November 30, 2010:

	Amount of Realized Gain or (Loss) and Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Rate	$(4,814,126)	$(888,433)
Credit Default Swap Contracts	Credit	(74,317)	(45,138)
Futures Contracts	Interest Rate	(6,355,643)	2,289,327

Columbia Strategic Income Fund, November 30, 2010 (Unaudited)

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Loan Participations and Commitments

The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation ("Selling Participant"), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

Stripped Securities

The Fund may invest in Principal Only (PO) and Interest Only (IO) stripped mortgage-backed securities. These securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO security, therefore, the daily interest accrual factor is adjusted each month to reflect the paydown of principal. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer, the borrowers under the underlying mortgage loans, or the credit enhancer have defaulted on its obligation.

Foreign Currency Transactions and Translations

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Corporate actions and dividend income are recorded on the ex-date.

The value of additional securities received as an income payment is recorded as income and as an increase to the cost basis of such securities.

Columbia Strategic Income Fund, November 30, 2010 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended May 31, 2010 was as follows:

Distributions paid from:

Ordinary Income*	$93,588,069

*   For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at November 30, 2010, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$108,757,092
Unrealized depreciation	(28,651,288)
Net unrealized appreciation	$80,105,804

The following capital loss carryforwards, determined as of May 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2011	$318,608
2013	234,018
2014	8,752,148
2015	703,478
2016	3,552,128
2017	44,798,651
2018	63,620,367
Total	$121,979,398

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including

Columbia Strategic Income Fund, November 30, 2010 (Unaudited)

resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Investment Advisers, LLC (the Adviser), a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is the investment adviser of the Fund. The Adviser receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.60%
$500 million to $1 billion	0.55%
$1 billion to $1.5 billion	0.52%
Over $1.5 billion	0.49%

For the six month period ended November 30, 2010, the Fund's annualized effective investment advisory fee rate was 0.54% of the Fund's average daily net assets.

Administration Fee

The Adviser provides administrative and other services to the Fund under an Administrative Services Agreement (the Administrative Agreement), including services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and oversight of the accounting and financial reporting services provided by State Street as discussed in the Pricing and Bookkeeping note below.

The Adviser does not receive a fee for its services under the Administrative Agreement. The Fund does reimburse the Adviser for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by the Adviser in the performance of services under the Administrative Agreement.

Pricing and Bookkeeping Fees

The Fund entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Adviser pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Adviser pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Transfer Agent Fee

Columbia Management Investment Services Corp. (the Transfer Agent), a wholly owned subsidiary of Ameriprise Financial, is the transfer agent of the Fund and has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and asset-based fees, calculated based on assets held in omnibus accounts, which are intended to reimburse the Transfer Agent for certain sub-transfer agent fees (exclusive of BFDS fees). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (IRA) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts

Columbia Strategic Income Fund, November 30, 2010 (Unaudited)

the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six month period ended November 30, 2010, the Fund's annualized effective transfer agent fee rate for each class was 0.16% of the Fund's average daily net assets.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended November 30, 2010, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Investment Distributors, Inc. (the Distributor), an indirect wholly owned subsidiary of Ameriprise Financial, is the distributor of the Fund's shares.

For the six month period ended November 30, 2010, initial sales charges paid by shareholders on the purchase of Class A shares amounted to $38,330. For the same time period, net CDSC fees paid by shareholders on certain redemptions of Class A, Class B and Class C shares amounted to $2,112, $48,261 and $11,664, respectively.

The Fund has adopted distribution and shareholder servicing plans (the Plans) pursuant to Rule 12b-1 under the 1940 Act, which require the payment of distribution and service fees. The fees are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. The service fee is equal to 0.15% annually of the average daily net assets attributable to outstanding Class A and Class B shares of the Fund issued prior to January 1, 1993 and 0.25% annually of the average daily net assets attributable to outstanding Class A, Class B and Class C shares issued thereafter. This arrangement results in an annual rate of service fee for shares that is a blend between the 0.15% and 0.25% rates. For the six month period ended November 30, 2010, the Fund's effective service fee rate was 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares.

The Plans also require the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares. The Distributor has voluntarily waived a portion of the distribution fee for Class C shares so that the combined distribution and service fees do not exceed 0.85% annually of Class C shares average daily net assets. This arrangement may be modified or terminated by the Distributor at any time.

The Plans require a distribution fee of up to 0.50% annually of the average daily net assets attributable to Class R shares.

The Plans require a distribution fee of up to 0.25% annually of the average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the average daily net assets attributable to Class W shares provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Fee Waivers and Expense Reimbursements

Effective September 27, 2010, the Adviser has contractually agreed to reimburse a portion of the Fund's expenses through September 30, 2011, so that the Fund's ordinary operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 1.05%, 1.80%, 1.80%, 1.30%, 1.05% and 0.80% of the Fund's average daily net assets attributable to Class A, Class B, Class C, Class R, Class W and Class Z shares, respectively. There is no guarantee that these expense limitations will continue after September 30, 2011.

Prior to September 27, 2010, the Adviser had voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, did not exceed 0.80% of the Fund's average daily net assets on an annualized basis.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of the Adviser or its affiliates and, with the exception of the Fund's Chief

Columbia Strategic Income Fund, November 30, 2010 (Unaudited)

Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six month period ended November 30, 2010, these custody credits reduced total expenses by $512 for the Fund.

Note 6. Portfolio Information

For the six month period ended November 30, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $1,061,707,126 and $1,151,812,077, respectively, of which $239,658,905 and $347,097,682, respectively, were U.S. Government securities.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Effective October 14, 2010, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.125% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

Prior to October 14, 2010, interest was charged to each participating fund at the same rates. In addition, a commitment fee of 0.15% per annum was accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended November 30, 2010, the Fund did not borrow under these arrangements.

Note 8. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 9. Shareholder Concentration

As of November 30, 2010, two shareholder accounts owned 36.9% of the outstanding shares of the Fund. Purchase and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 10. Significant Risks and Contingencies

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

High-Yield Securities Risk

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing

Columbia Strategic Income Fund, November 30, 2010 (Unaudited)

in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising

Columbia Strategic Income Fund, November 30, 2010 (Unaudited)

in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

Board Consideration and Approval of Advisory Agreements

In September 2010, the Board of Trustees (the "Board") unanimously approved new Investment Management Services Agreements (the "Advisory Agreements") on behalf of various Columbia funds that would increase or decrease the contractual investment advisory fee rates payable by each affected Columbia fund (each, an "Affected Fund") to Columbia Management for investment advisory services. For Columbia Strategic Income Fund, the Advisory Agreement would, subject to shareholder approval, increase contractual investment advisory fee rates. As detailed below, the Board held numerous meetings and discussions with the management team of Columbia Management and reviewed and considered materials in connection with the approval of the investment advisory fee before determining to approve the Advisory Agreements.

On April 30, 2010, Ameriprise Financial, Inc. acquired the long-term asset management business of Columbia Management Group, LLC, a subsidiary of Bank of America and the parent of the Affected Funds' former investment adviser. In connection with that acquisition, the Affected Funds entered into investment management services agreements with Columbia Management, a subsidiary of Ameriprise Financial, Inc.

Beginning in April 2010, Columbia Management presented to the Advisory Fees and Expenses Committee (the "Committee") of the Board a proposal to rationalize the fees and expenses, including the advisory fees, of the various registered investment companies in the combined complex of Columbia-, RiverSource-, Seligman- and Threadneedle-branded funds (the "Columbia Funds Complex"). Because these funds were organized at different times by many different sponsors, their fees and expenses did not reflect a common overall design, and Columbia Management proposed to implement a more consistent schedule of fees for similar funds based on a uniform pricing model across all of the funds. In this regard, Columbia Management presented the Committee with various data comparing current and proposed fee schedules to the fee schedules of peer funds, as selected by an independent third-party data provider. While Columbia Management projected that the proposed rationalization would reduce the overall fees and expenses of all of the funds in the aggregate, it was expected that certain fees and expenses, including advisory fees, would increase for certain funds. At the same time, Columbia Management presented the Committee with proposals to provide for consistent administrative services fee schedules across funds in the same asset class, reduced custody fee rates and a consistent transfer agency fee schedule across the funds, as well as initial proposals to merge various funds. In connection with these proposals, the Committee and the trustees considered a proposal by Columbia Management to contractually limit the total operating expenses (exclusive of brokerage commissions, interest (but including custodial charges relating to overdrafts), taxes and extraordinary expenses, after giving effect to any balance credits from each fund's custodian) of class A shares of funds, the expenses of which exceed the median expenses of such fund's class A shares peer group (as determined from time to time, generally annually, by an independent third-party data provider), to such median expenses (or a lower, agreed-upon rate), and to limit the total expenses of such funds' other classes to a corresponding amount, adjusted to reflect any class-specific expenses (including transfer agency fees and payments under any distribution plan, shareholder servicing plan, and/or plan administration agreement).

The Committee and the trustees who are not "interested persons" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Trust (the "Independent Trustees") requested and evaluated materials from, and were provided materials and information regarding the Advisory Agreements by, Columbia Management. The Committee, at meetings held on April 20, 2010, May 3, 2010, June 7, 2010, July 27, 2010 and August 10, 2010, and the Independent Trustees, at meetings held on April 20, 2010, May 4, 2010, June 7, 2010 and August 11, 2010, reviewed the materials provided in connection with their consideration of the Advisory Agreements and other matters relating to the proposals and discussed them with representatives of Columbia Management. The Committee and the Independent Trustees also reviewed and considered information that they had previously received in connection with their most recent consideration and approval of the current investment management services agreements with Columbia Management. They also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standards for consideration by the trustees and otherwise assisted the trustees in their deliberations. The trustees also met with, and reviewed and considered a report prepared and provided by, the independent fee consultant (the "Fee Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into by Columbia Management

Advisors, LLC, the Affected Funds' previous adviser, with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). Under the NYAG Settlement, the Fee Consultant's role is to manage the process by which management fees are negotiated so that they are negotiated in a manner that is at arms' length and reasonable. On August 10, 2010, the Committee recommended that the trustees approve the Advisory Agreements. On September 14, 2010, the trustees, including a majority of the Independent Trustees, approved the Advisory Agreement for each Affected Fund, subject to shareholder approval.

The trustees considered all materials that they, their legal counsel or Columbia Management believed reasonably necessary to evaluate and to determine whether to approve the Advisory Agreements. The factors considered by the Committee and the trustees in recommending approval and approving the Advisory Agreement for each Affected Fund included the following:

•  The expected benefits of continuing to retain Columbia Management as the Affected Funds' investment manager;

•  The terms and conditions of the Advisory Agreements, including the increase or decrease, as applicable, in the advisory fee schedule for each Affected Fund;

•  The impact of the proposed changes in investment advisory fee rates, as well as proposed changes in administrative services, transfer agency and custody fee rates, on each Affected Fund's total expense ratio;

•  The willingness of Columbia Management to agree to contractually limit or cap total operating expenses for Columbia Strategic Income Fund so that total operating expenses (exclusive of brokerage commissions, interest (but including custodial charges relating to overdrafts), taxes and extraordinary expenses, after giving effect to any balance credits from each fund's custodian) of class A shares would not exceed the median expenses of such fund's class A shares peer group (as determined from time to time, generally annually, by an independent third-party data provider);

•  That Columbia Management, and not any Affected Fund, would bear the costs of obtaining any necessary shareholder approvals of the Advisory Agreements;

•  The expected impact on expenses for certain Affected Funds of proposed mergers; and

•  The expected benefits of further integrating the Combined Fund Complex by:

o  Standardizing total management fees across similar funds in the Combined Fund Complex to promote comparability of pricing among a menu of funds available to investors, including through exchange privileges; and

o  Aligning investment advisory fee rates across funds in the Combined Fund Complex that are in the same investment category (e.g., the amendment would align the investment advisory fee rates of Columbia Large Cap Growth Fund with those of all other actively managed large-cap funds in the Combined Fund Complex).

Nature, Extent and Quality of Services Provided under the Advisory Agreements

The trustees considered the nature, extent and quality of services provided to the Affected Funds by Columbia Management and its affiliates under the Advisory Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Affected Funds by Columbia Management and its affiliates. The trustees considered, among other things, the ability of Columbia Management to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including Columbia Management's personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the trade execution services provided on behalf of the Affected Funds and the quality of Columbia Management's investment research capabilities and the other resources that it devotes to each Affected Fund. For each Affected Fund, the trustees also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing these and related factors, the trustees concluded, within the context of their overall conclusions, that the nature, extent and quality of the services to be provided to each Affected Fund under the Advisory Agreements supported the approval of the Advisory Agreements.

Investment Performance

The trustees reviewed information about the performance of each Affected Fund over various time periods, including information prepared by an independent third-party data provider that compared the performance of each Affected Fund to the performance of peer groups of mutual funds and performance benchmarks. The trustees also reviewed a description of the third party's methodology for identifying each Fund's peer group for purposes of performance and expense comparisons. In the case of each Affected Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant approval of the Affected Fund's Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Affected Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Affected Fund's investment strategy and policies and that the Affected Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Affected Fund's investment strategy; (iii) that the Affected Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that Columbia Management had taken or was taking steps designed to help improve the Affected Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The trustees noted that, through February 28, 2010, Columbia Strategic Income Fund's performance was in the fifth quintile (where the best performance would be in the first quintile) for the one-year period, in the third quintile for the three- and five-year periods, and in the second quintile for the ten-year period of the peer group selected by an independent third-party data provider for the purposes of performance comparisons.

After reviewing those and related factors, the trustees concluded, within the context of their overall conclusions regarding each of the Advisory Agreements, that the performance of each Affected Fund and Columbia Management was sufficient, in light of other considerations, to warrant the approval of the Advisory Agreement pertaining to that Affected Fund.

Investment Advisory Fee Rates and Other Expenses

The trustees considered that the Advisory Agreement for Columbia Strategic Income Fund would increase the contractual investment advisory fee rates payable by that Fund at certain asset levels and would be otherwise identical to that Fund's current investment management services agreement. In addition, the trustees also considered that the contractual fee rate under both the Advisory Agreement and the proposed administrative services agreement would be lower than the current combined contractual fee rate under those agreements at certain asset levels. The trustees also considered that based on its expenses for its most recent fiscal year, adjusted to give effect to the Advisory Agreement and other proposed contractual changes, including the contractual expense limitations described above, Columbia Strategic Income Fund's contractual management fees would have been in the fourth quintile (where the lowest fees and expenses would be in the first quintile) and total net expenses would have been in the third quintile of the peer group selected by an independent third-party data provider for purposes of expense comparisons.

After reviewing these and related factors, the trustees concluded, within the context of their overall conclusions, that the advisory fee rates under the Advisory Agreements and anticipated total expenses of each Affected Fund supported the approval of the Advisory Agreements.

Costs of Services Provided and Profitability

The trustees considered information about the advisory fees charged by Columbia Management to comparable institutional accounts. In considering the fees charged to those accounts, the trustees took into account, among other things, Columbia Management's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia Management, and the additional resources required to manage mutual funds effectively. In evaluating each Affected Fund's proposed advisory fees, the trustees also took into account the demands, complexity and quality of the investment management of the Affected Fund.

The trustees also considered the compensation directly or indirectly received by Columbia Management and its affiliates in connection with their relationships with the Affected Funds.

The trustees reviewed information provided by management as to the projected profitability to Columbia Management and its affiliates of their relationships with each Affected Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant Affected Funds, the current and anticipated expense levels of each Affected Fund, and the implementation of breakpoints and/or expense limitations with respect to each Affected Fund.

After reviewing those and related factors, the trustees concluded, within the context of their overall conclusions, that the proposed changes to the advisory fees, and the related profitability to Columbia Management and its affiliates of their relationships with the Affected Fund, supported the approval of the Advisory Agreement pertaining to that Affected Fund.

Economies of Scale

The trustees considered the existence of any economies of scale in the provision by Columbia Management of services to each Affected Fund, to groups of related funds and to Columbia Management's investment advisory clients as a whole, and whether those economies of scale were shared with the Affected Funds through breakpoints in the proposed investment advisory fees or other means, such as expense limitation arrangements and additional investments by Columbia Management in investment, trading and compliance resources. The trustees noted that all of the Affected Funds were expected to benefit from breakpoints and/or expense limitation arrangements. In considering those issues, the trustees also took note of the costs of the services to be provided (both on an absolute and relative basis) and the projected profitability to Columbia Management and its affiliates of their relationships with the Affected Funds, as discussed above. The trustees also noted the expected expense synergies and other anticipated benefits to Columbia Management and fund shareholders of both the rationalization of fees and expenses and the proposed mergers of certain Affected Funds. After reviewing these and related factors, the trustees concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Affected Funds supported the approval of the Advisory Agreements.

Other Benefits to Columbia Management

The trustees received and considered information regarding any expected "fall-out" or ancillary benefits to be received by Columbia Management and its affiliates as a result of their relationships with the Affected Funds, such as the provision by Columbia Management of administrative services to the Affected Funds and the provision by Columbia Management's affiliates of distribution and transfer agency services to the Affected Funds, and how the proposed rationalization of fees and expenses might affect such benefits, including the fact that to the extent fees payable by the Affected Funds decrease, and the fees for such Funds were subject to a contractual limit or cap on expenses, Columbia Management may pay less in expense reimbursements. The trustees considered that the Affected Funds' distributor, an affiliate of Columbia Management, retains a portion of the distribution fees from the Affected Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Affected Funds, and that other affiliates of Columbia Management receive various forms of compensation in connection with their sale of shares of the Affected Funds. The trustees also considered the benefits of research made available to Columbia Management by reason of brokerage commissions generated by the Affected Funds' securities transactions, and reviewed information about Columbia Management's practices with respect to allocating portfolio brokerage and the use of "soft" commission dollars to pay for research. The trustees considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to disclose and to monitor such possible conflicts of interest. The trustees recognized that Columbia Management's profitability would be somewhat lower without these benefits.

In their deliberations, the trustees did not identify any single item that was paramount or controlling and individual trustees may have attributed different weights to various factors. The trustees also evaluated all information available to them on a fund-by-fund basis, and their determinations were made separately in respect of each Affected Fund.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel and the Fee Consultant, the trustees, including the Independent Trustees, approved each Advisory Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA ATLANTIC BOARD

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, LLC, and
Columbia Management Distributors, Inc.

September 21, 2010

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and, together with some or all of such funds, the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Atlantic Funds" (together with the other members of that Board, the "Trustees") retained me as IFC for the Atlantic Funds.2 In this capacity, I have prepared this written evaluation of the fee negotiation process. As has been the case with my previous reports, my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this report.

On September 29, 2009, Ameriprise entered into an asset purchase agreement with Bank of America, N.A. and its parent, Bank of America Corporation (together, the "Bank") pursuant to which the Bank agreed to sell certain CMG assets relating to Columbia's long-term asset management business, including management of the Atlantic Funds (the "Transaction"). The Transaction, which closed on April 30, 2010,3 resulted in the termination of the existing Investment Management Agreements with CMA. Prior to the closing of the Transaction, the Trustees and the shareholders of the Funds approved new Advisory and Administrative Agreements with an Ameriprise subsidiary now called Columbia Management Investment Advisers, LLC ("CMIA"). Those Agreements did not change the rates paid by the Funds from the levels specified in the former agreements with CMA.

CMIA serves as the adviser of funds supervised by three different Boards of Trustees: the Atlantic, Nations, and RiverSource Boards, and a subsidiary of CMIA serves as adviser to funds overseen by a fourth Board, Columbia/Wanger. After reviewing the range of funds overseen by all four Boards, CMIA proposed a series of changes intended, among other things, to rationalize its mutual fund product offerings (by, for example, proposing to merge funds with similar investment strategies) and the fees charged to the funds by CMIA and its affiliates. These proposals included (1) changes to the advisory fees paid by certain funds, (2) changes to administrative and similar fees paid by certain funds, (3) changes to the transfer agency, sub-transfer agency, custody, and pricing/bookkeeping fees paid by the Funds, and (4) mergers involving more than 60 funds. CMIA asked the Trustees to consider these proposals together. This report, consistent with and (to the extent applicable) in fulfillment of the terms of the AOD, will focus on changes to advisory and aggregate management fees and discuss other proposals insofar as they affect total fund expenses, which may be a relevant factor in considering the appropriate level of advisory and management fees (defined for purposes of this report as advisory plus administrative fees).

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees ... to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees ... using ... an

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or Ameriprise Financial, Inc. ("Ameriprise"), aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

3  CMIA, Materials Prepared for the Atlantic Fees and Expense Committee, June 7, 2010 ("June 7 Materials"), Tab 1 at p. 1.

  Unless otherwise stated or required by the context, this report covers only the Atlantic Funds.

annual independent written evaluation prepared by or under the direction of ... the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of the adviser's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of the adviser for like services;

5.  Costs to the adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of the adviser and its affiliates from supplying such services.

II. Findings

1.  Based upon my examination of the information supplied by CMIA and Ameriprise in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed contractual advisory and/or administrative fee changes at any asset level for each affected Atlantic Fund (each a "Fee Change Fund").

2.  In my view, the process by which the proposed management fees of each Fee Change Fund have been negotiated with CMIA thus far has been, to the extent practicable, at arm's length and reasonable and consistent with the AOD.

3.  There are 25 Funds for which CMIA has proposed an increase either in the contractual advisory or management fee (each a "Fee Increase Fund"). Seven of these Funds have a combination of higher contractual advisory fees and either lower or unchanged contractual management fees. The remaining 18 Funds have higher contractual management fees with the majority resulting from higher contractual advisory fees. For five Funds, however, the higher management fees result from a combination of lower advisory fees and higher administrative fees.

4.  The actual management fee, computed on the basis of assets as of October 31, 2009, would increase for 16 of the Fee Increase Funds after accounting for CMIA's proposed expense limitation program, non-management fee changes, and proposed mergers. Seven Funds would have lower actual management fees, and two would experience no change in actual management fees.

5.  Sixteen of the 25 Fee Increase Funds have generally median or better-than-median performance. Only one Fee Increase Fund – High Yield Opportunity Fund – would be identified for further review based on performance criteria used by the Trustees in past contract review processes.

6.  CMIA proposed that the Funds and most other mutual funds it or its affiliates advise or sponsor (together, the "CMIA Funds") be subject to a contractual expense limitation calculated as the median of the relevant fund's Lipper expense group. As a result, all Fee Increase Funds are projected to have total expenses in the first, second, or third quintiles after full implementation of the proposed fee changes, expense limitations, and mergers. The expense limitation would be recalculated every year based on updated Lipper data. An analysis of the changes in median expenses for 2009 and 2010 indicates that some Funds are likely to experience sizable changes in their expense limits. Some Funds would have higher-than-median actual management fees notwithstanding the newly-established expense limitations.

7.  CMIA reviewed differences between management of retail mutual funds and advising institutional accounts and supplied charts plotting contractual and actual institutional and fund fees against assets in various investment categories. The data showed that mutual fund fees are often lower at small asset levels reflecting CMIA's reimbursement of fund expenses. At higher asset levels, mutual fund fees typically exceed institutional fees.

8.  CMIA provided fund-by-fund projected profitability data. Due to the significant changes in the operations of the Funds (including the change of the Funds' investment adviser), historical profitability data was judged to have little relevance.

9.  CMIA provided projections of both the cumulative benefit to CMIA Fund shareholders of all aspects of its proposals (including proposed mergers) and the synergies in the form of decreased expenses that would benefit CMIA and its parent, Ameriprise.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Strategic Income Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Adviser

Columbia Management Investment Advisers, LLC
100 Federal Street
Boston, MA 02110

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Strategic Income Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1040 A (01/11)

Columbia High Yield Opportunity Fund

Semiannual Report for the Period Ended November 30, 2010

Not FDIC insured • No bank guarantee • May lose value

Table of Contents

Performance Information	1

Understanding Your Expenses	2

Investment Portfolio	3

Statement of Assets and Liabilities	15

Statement of Operations	17

Statement of Changes in Net Assets	18

Financial Highlights	20

Notes to Financial Statements	24

Board Consideration and Approval of Advisory Agreements	33

Summary of Management Fee Evaluation by Independent Fee Consultant	37

Important Information About This Report	41

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia High Yield Opportunity Fund

Average annual total return as of 11/30/10 (%)

Share class	A		B		C		Z
Inception	10/21/71		06/08/92		01/15/96		01/08/99
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	8.69	3.53	8.29	3.29	8.37	7.37	8.83
1-year	14.90	9.44	14.05	9.05	14.21	13.21	15.18
5-year	5.69	4.67	4.91	4.62	5.07	5.07	5.95
10-year	5.90	5.39	5.12	5.12	5.28	5.28	6.16

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment adviser and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The JPMorgan Global High Yield Index is designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market, including domestic and international issues.

2The Credit Suisse First Boston (CSFB) High Yield Index is a broad-based index that tracks the performance of high-yield bonds.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 11/30/10

+8.69%

Class A shares (without sales charge)

+9.07%

JPMorgan Global High Yield Index[1]

+8.56%

CSFB High Yield Index[2]

Net asset value per share

as of 11/30/10 ($)

Class A	3.97
Class B	3.97
Class C	3.97
Class Z	3.97

Distributions declared per share

06/01/10 – 11/30/10 ($)

Class A	0.15
Class B	0.13
Class C	0.13
Class Z	0.15

1

Understanding Your Expenses – Columbia High Yield Opportunity Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

06/01/10 – 11/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,086.90	1,019.80	5.49	5.32	1.05
Class B	1,000.00	1,000.00	1,082.90	1,016.04	9.40	9.10	1.80
Class C	1,000.00	1,000.00	1,083.70	1,016.80	8.62	8.34	1.65
Class Z	1,000.00	1,000.00	1,088.30	1,021.06	4.19	4.05	0.80

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Investment Portfolio – Columbia High Yield Opportunity Fund

November 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 95.0%
	Par ($)	Value ($)
Basic Materials – 7.2%
Chemicals – 4.4%
Agricultural Chemicals – 0.6%
CF Industries, Inc. 6.875% 05/01/18	1,840,000	2,019,400
		2,019,400
Chemicals-Diversified – 2.2%
Celanese U.S. Holdings LLC 6.625% 10/15/18 (a)	102,000	104,805
INEOS Finance PLC 9.000% 05/15/15 (a)	1,325,000	1,371,375
INVISTA 9.250% 05/01/12 (a)	457,000	457,000
Lyondell Chemical Co. 8.000% 11/01/17 (a)	2,504,000	2,701,190
Momentive Performance Materials, Inc. 9.000% 01/15/21 (a)	810,000	805,950
NOVA Chemicals Corp.
8.375% 11/01/16	500,000	530,000
8.625% 11/01/19	805,000	871,412
		6,841,732
Chemicals-Plastics – 1.0%
Hexion U.S. Finance Corp./ Hexion Nova Scotia Finance ULC
8.875% 02/01/18	2,610,000	2,688,300
9.000% 11/15/20 (a)	485,000	481,363
		3,169,663
Chemicals-Specialty – 0.6%
MacDermid, Inc. 9.500% 04/15/17 (a)	1,000,000	1,047,500
Rain CII Carbon LLC & CII Carbon Corp. 8.000% 12/01/18 (a)(b)	960,000	958,800
		2,006,300
Chemicals Total		14,037,095
Forest Products & Paper – 1.8%
Paper & Related Products – 1.8%
Cascades, Inc. 7.750% 12/15/17	1,630,000	1,707,425
Georgia-Pacific Corp. 8.000% 01/15/24	2,585,000	3,011,525
Georgia-Pacific LLC 5.400% 11/01/20 (a)	967,000	956,732
		5,675,682
Forest Products & Paper Total		5,675,682

	Par ($)	Value ($)
Iron/Steel – 0.4%
Steel-Producers – 0.4%
United States Steel Corp.
7.000% 02/01/18	1,280,000	1,267,200
7.375% 04/01/20	126,000	125,843
		1,393,043
Iron/Steel Total		1,393,043
Metals & Mining – 0.6%
Diversified Minerals – 0.5%
FMG Resources August 2006 7.000% 11/01/15 (a)	1,687,000	1,708,087
		1,708,087
Metal-Copper – 0.1%
Freeport-McMoRan Copper & Gold, Inc. 8.375% 04/01/17	130,000	145,210
		145,210
Metals & Mining Total		1,853,297
Basic Materials Total		22,959,117
Communications – 25.0%
Advertising – 1.6%
Advertising Agencies – 0.8%
Interpublic Group of Companies, Inc.
6.250% 11/15/14	385,000	414,356
10.000% 07/15/17	1,750,000	2,038,750
		2,453,106
Advertising Services – 0.8%
inVentiv Health, Inc. 10.000% 08/15/18 (a)	1,502,000	1,475,715
Visant Corp.
7.000% 09/22/16 (12/15/10) (c)(d)(h)	725,000	730,891
10.000% 10/01/17 (a)	524,000	541,030
		2,747,636
Advertising Total		5,200,742
Media – 8.5%
Broadcast Services/Programs – 1.3%
Clear Channel Worldwide Holdings, Inc. 9.250% 12/15/17	2,075,000	2,215,063
XM Satellite Radio, Inc. 7.625% 11/01/18 (a)	2,041,000	2,030,795
		4,245,858
Cable TV – 2.6%
CCH II LLC/CCH II Capital Corp. 13.500% 11/30/16	1,408,095	1,656,272
CCO Holdings LLC/CCO Holdings Capital Corp. 7.250% 10/30/17 (a)	847,000	855,470

See Accompanying Notes to Financial Statements.

3

Columbia High Yield Opportunity Fund

November 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Cequel Communications Holdings I LLC & Cequel Capital Corp. 8.625% 11/15/17 (a)	1,005,000	1,030,125
DISH DBS Corp. 7.875% 09/01/19	3,078,000	3,231,900
Insight Communications 9.375% 07/15/18 (a)	705,000	764,925
Mediacom LLC/Mediacom Capital Corp. 9.125% 08/15/19	685,000	691,850
		8,230,542
Multimedia – 0.6%
Entravision Communications Corp. 8.750% 08/01/17 (a)	1,910,000	1,995,950
		1,995,950
Radio – 1.4%
CMP Susquehanna Corp. 3.430% 05/15/14 (02/08/11) (a)(c)(d)(e)	112,000	66,080
Salem Communications Corp. 9.625% 12/15/16	1,580,000	1,651,100
Sirius XM Radio, Inc.
8.750% 04/01/15 (a)	835,000	878,837
9.750% 09/01/15 (a)	1,640,000	1,804,000
		4,400,017
Television – 2.6%
Belo Corp. 8.000% 11/15/16	840,000	903,000
Gray Television, Inc. 10.500% 06/29/15	1,310,000	1,310,000
Sinclair Television Group, Inc. 9.250% 11/01/17 (a)	2,309,000	2,499,492
Umbrella Acquisition, Inc. PIK, 9.750% 03/15/15 (a)(c)(d)	213,315	221,190
Univision Communications, Inc.
7.875% 11/01/20 (a)	1,580,000	1,615,550
8.500% 05/15/21 (a)	1,660,000	1,585,300
		8,134,532
Media Total		27,006,899
Telecommunication Services – 14.9%
Cellular Telecommunications – 3.8%
MetroPCS Wireless, Inc.
6.625% 11/15/20	935,000	890,587
7.875% 09/01/18	1,620,000	1,678,725
Nextel Communications, Inc. 7.375% 08/01/15	2,262,000	2,182,830
NII Capital Corp. 10.000% 08/15/16	600,000	666,000

	Par ($)	Value ($)
Sprint Nextel Corp. 8.375% 08/15/17	2,535,000	2,636,400
Wind Acquisition Finance SA
7.250% 02/15/18 (a)	1,030,000	1,014,550
11.750% 07/15/17 (e)(f)(k)	2,816,000	—
11.750% 07/15/17 (a)	2,816,000	3,125,760
		12,194,852
Media – 2.3%
Nielsen Finance LLC/Nielsen Finance Co.
7.750% 10/15/18 (a)	2,643,000	2,689,253
11.500% 05/01/16	1,925,000	2,194,500
Quebecor Media, Inc. 7.750% 03/15/16	2,365,000	2,435,950
		7,319,703
Satellite Telecommunications – 0.2%
Intelsat Jackson Holdings SA 7.250% 10/15/20 (a)	785,000	783,038
		783,038
Telecommunication Services – 2.3%
Clearwire Communications LLC/ Clearwire Finance, Inc. 12.000% 12/01/15 (a)	1,440,000	1,525,800
ITC Deltacom, Inc. 10.500% 04/01/16	1,227,000	1,315,957
PAETEC Escrow Corp. 9.875% 12/01/18 (a)(b)	955,000	943,063
PAETEC Holding Corp. 8.875% 06/30/17	785,000	820,325
SBA Telecommunications, Inc. 8.250% 08/15/19	540,000	591,300
West Corp.
7.875% 01/15/19 (a)	1,125,000	1,110,937
11.000% 10/15/16	995,000	1,067,138
		7,374,520
Telephone-Integrated – 6.0%
Cincinnati Bell, Inc. 8.250% 10/15/17	1,690,000	1,639,300
Frontier Communications Corp. 7.875% 01/15/27	2,670,000	2,616,600
Level 3 Financing, Inc.
8.750% 02/15/17	2,260,000	2,067,900
9.250% 11/01/14	510,000	492,150
Qwest Communications International, Inc. 7.500% 02/15/14	1,895,000	1,913,950
Qwest Corp.
7.500% 10/01/14	935,000	1,058,887
7.500% 06/15/23	2,260,000	2,237,400
Sprint Capital Corp.
6.875% 11/15/28	1,275,000	1,083,750
6.900% 05/01/19	34,000	32,555

See Accompanying Notes to Financial Statements.

4

Columbia High Yield Opportunity Fund

November 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Virgin Media Finance PLC 9.500% 08/15/16	2,230,000	2,492,025
Windstream Corp.
8.125% 09/01/18	630,000	648,900
8.625% 08/01/16	2,680,000	2,780,500
		19,063,917
Wireless Equipment – 0.3%
Crown Castle International Corp. 9.000% 01/15/15	870,000	959,175
		959,175
Telecommunication Services Total		47,695,205
Communications Total		79,902,846
Consumer Cyclical – 11.5%
Auto Manufacturers – 0.0%
Auto-Medium & Heavy Duty Trucks – 0.0%
Oshkosh Corp. 8.500% 03/01/20	82,000	88,970
		88,970
Auto Manufacturers Total		88,970
Auto Parts & Equipment – 1.1%
Auto/Truck Parts & Equipment-Original – 1.1%
Accuride Corp. 9.500% 08/01/18 (a)	315,000	336,262
Lear Corp.
7.875% 03/15/18	1,010,000	1,080,700
8.125% 03/15/20	140,000	152,600
Tenneco Automotive, Inc. 7.750% 08/15/18 (a)	202,000	210,838
TRW Automotive, Inc. 7.000% 03/15/14 (a)	1,475,000	1,585,625
		3,366,025
Auto Parts & Equipment Total		3,366,025
Distribution/Wholesale – 0.5%
Distribution/Wholesale – 0.5%
McJunkin Red Man Corp. 9.500% 12/15/16 (a)	1,699,000	1,546,090
		1,546,090
Distribution/Wholesale Total		1,546,090
Entertainment – 2.5%
Casino Services – 0.2%
Tunica-Biloxi Gaming Authority 9.000% 11/15/15 (a)	681,000	633,330
		633,330

	Par ($)	Value ($)
Gambling (Non-Hotel) – 1.9%
Boyd Gaming Corp. 9.125% 12/01/18 (a)	1,975,000	1,856,500
Pinnacle Entertainment, Inc. 8.625% 08/01/17	990,000	1,065,487
Seneca Gaming Corp. 8.250% 12/01/18 (a)	790,000	786,050
Shingle Springs Tribal Gaming Authority 9.375% 06/15/15 (a)	3,645,000	2,223,450
		5,931,487
Racetracks – 0.3%
Speedway Motorsports, Inc. 8.750% 06/01/16	850,000	913,750
		913,750
Resorts/Theme Parks – 0.1%
Cedar Fair LP/Canada's Wonderland Co./ Magnum Management Corp. 9.125% 08/01/18 (a)	465,000	495,225
Six Flags, Inc. 9.625% 06/01/14 (a)(e)(f)(k)	950,000	—
		495,225
Entertainment Total		7,973,792
Home Builders – 1.5%
Building-Residential/Commercial – 1.5%
Beazer Homes USA, Inc. 9.125% 06/15/18	1,366,000	1,311,360
K Hovnanian Enterprises, Inc. 10.625% 10/15/16	1,345,000	1,360,131
KB Home 5.875% 01/15/15	2,305,000	2,232,969
		4,904,460
Home Builders Total		4,904,460
Home Furnishings – 0.2%
Home Furnishings – 0.2%
Norcraft Companies LP/Norcraft Finance Corp. 10.500% 12/15/15	650,000	689,000
Simmons Co. PIK, 7.351% 02/15/12 (c)(e)(g)(h)	1,922,817	4,807
		693,807
Home Furnishings Total		693,807
Lodging – 2.8%
Casino Hotels – 1.5%
Harrah's Operating Co., Inc. 11.250% 06/01/17	1,560,000	1,700,400

See Accompanying Notes to Financial Statements.

5

Columbia High Yield Opportunity Fund

November 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
MGM Resorts International 11.375% 03/01/18	2,015,000	2,075,450
Pokagon Gaming Authority 10.375% 06/15/14 (a)	1,070,000	1,110,125
		4,885,975
Gambling (Non-Hotel) – 0.7%
Seminole Indian Tribe of Florida
6.535% 10/01/20 (a)	310,000	304,048
7.804% 10/01/20 (a)	1,785,000	1,776,450
		2,080,498
Hotels & Motels – 0.6%
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 05/15/18	1,395,000	1,524,037
Wyndham Worldwide Corp. 6.000% 12/01/16	500,000	521,379
		2,045,416
Lodging Total		9,011,889
Office Furnishings – 0.1%
Office Furnishings-Original – 0.1%
Interface, Inc. 7.625% 12/01/18 (a)(b)	265,000	270,300
		270,300
Office Furnishings Total		270,300
Retail – 2.6%
Retail-Apparel/Shoe – 0.9%
Giraffe Acquisition Corp. 9.125% 12/01/18 (a)	1,440,000	1,447,200
Limited Brands, Inc. 8.500% 06/15/19	1,290,000	1,486,725
		2,933,925
Retail-Arts & Crafts – 0.3%
Michaels Stores, Inc. 7.750% 11/01/18 (a)	1,055,000	1,025,988
		1,025,988
Retail-Drug Stores – 0.3%
Rite Aid Corp.
8.000% 08/15/20 (a)	700,000	721,000
10.250% 10/15/19	400,000	415,000
		1,136,000
Retail-Mail Order – 0.2%
QVC, Inc.
7.125% 04/15/17 (a)	255,000	267,750
7.375% 10/15/20 (a)	220,000	229,900
		497,650

	Par ($)	Value ($)
Retail-Restaurants – 0.2%
DineEquity, Inc. 9.500% 10/30/18 (a)	488,000	505,080
		505,080
Retail-Toy Store – 0.7%
Toys R Us, Inc. 7.375% 10/15/18	2,265,000	2,180,062
		2,180,062
Retail-Vitamins/Nutritional Supplements – 0.0%
NBTY, Inc. 9.000% 10/01/18 (a)	125,000	131,250
		131,250
Retail Total		8,409,955
Storage/Warehousing – 0.2%
Storage/Warehousing – 0.2%
Niska Gas Storage U.S. LLC/Niska Gas Storage Canada ULC 8.875% 03/15/18 (a)	594,000	623,700
		623,700
Storage/Warehousing Total		623,700
Consumer Cyclical Total		36,888,988
Consumer Non-Cyclical – 12.0%
Agriculture – 0.0%
Agricultural Operations – 0.0%
Brickman Group Holdings, Inc. 9.125% 11/01/18 (a)	92,000	93,150
		93,150
Agriculture Total		93,150
Beverages – 0.3%
Beverages-Non-Alcoholic – 0.3%
Cott Beverages, Inc.
8.125% 09/01/18	435,000	465,450
8.375% 11/15/17	400,000	425,000
		890,450
Beverages Total		890,450
Commercial Services – 3.9%
Commercial Services-Finance – 1.0%
Cardtronics, Inc. 8.250% 09/01/18	970,000	1,013,650
Interactive Data Corp. 10.250% 08/01/18 (a)	1,505,000	1,625,400
TransUnion LLC/TransUnion Financing Corp. 11.375% 06/15/18 (a)	460,000	515,200
		3,154,250

See Accompanying Notes to Financial Statements.

6

Columbia High Yield Opportunity Fund

November 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Private Corrections – 0.3%
Corrections Corp. of America 6.250% 03/15/13	1,030,000	1,035,150
		1,035,150
Rental Auto/Equipment – 2.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.250% 01/15/19 (a)	1,015,000	992,163
Hertz Corp. 7.500% 10/15/18 (a)	980,000	989,800
Rental Service Corp. 9.500% 12/01/14	1,440,000	1,483,200
United Rentals North America, Inc.
8.375% 09/15/20	1,915,000	1,891,062
9.250% 12/15/19	1,160,000	1,260,050
10.875% 06/15/16	1,260,000	1,430,100
		8,046,375
Security Services – 0.1%
Garda World Security Corp. 9.750% 03/15/17 (a)	405,000	426,262
		426,262
Commercial Services Total		12,662,037
Food – 0.6%
Food-Miscellaneous/Diversified – 0.6%
Michael Foods, Inc. 9.750% 07/15/18 (a)	720,000	777,600
Pinnacle Foods Finance LLC/Pinnacle Foods Finace Corp.
8.250% 09/01/17	147,000	148,838
9.250% 04/01/15	810,000	833,287
		1,759,725
Food-Wholesale/Distributor – 0.0%
U.S. Foodservice PIK, 10.750% 06/30/15 (a)	113,000	113,000
		113,000
Food Total		1,872,725
Healthcare Products – 0.8%
Medical Products – 0.8%
Biomet, Inc. PIK, 10.375% 10/15/17	2,010,000	2,190,900
Hanger Orthopedic Group, Inc. 7.125% 11/15/18 (a)	403,000	393,429
		2,584,329
Healthcare Products Total		2,584,329

	Par ($)	Value ($)
Healthcare Services – 4.1%
Medical-HMO – 0.3%
Multiplan, Inc. 9.875% 09/01/18 (a)	909,000	965,812
		965,812
Medical-Hospitals – 2.8%
Capella Healthcare, Inc. 9.250% 07/01/17 (a)	165,000	173,869
HCA Holdings, Inc. 7.750% 05/15/21 (a)	365,000	359,069
HCA, Inc. 7.250% 09/15/20	4,562,000	4,784,397
LifePoint Hospitals, Inc. 6.625% 10/01/20 (a)	401,000	401,000
Select Medical Corp. 7.625% 02/01/15	584,000	581,080
Tenet Healthcare Corp. 8.000% 08/01/20 (a)	1,275,000	1,249,500
Vanguard Health Holding Co. II, LLC/ Vanguard Holding Co. II, Inc.
8.000% 02/01/18	740,000	747,400
8.000% 02/01/18 (a)	700,000	701,750
		8,998,065
Medical-Outpatient/Home Medical – 0.2%
Radiation Therapy Services, Inc. 9.875% 04/15/17 (a)	593,000	579,658
		579,658
Physical Therapy/Rehab Centers – 0.6%
Healthsouth Corp.
8.125% 02/15/20	726,000	786,802
10.750% 06/15/16	1,030,000	1,120,125
		1,906,927
Physician Practice Management – 0.2%
U.S. Oncology Holdings, Inc. PIK, 6.737% 03/15/12 (03/15/11) (c)(d)	645,000	635,757
		635,757
Healthcare Services Total		13,086,219
Household Products/Wares – 0.8%
Consumer Products-Miscellaneous – 0.8%
American Greetings Corp. 7.375% 06/01/16	578,000	595,340
Spectrum Brands Holdings, Inc. 9.500% 06/15/18 (a)	1,815,000	1,964,738
		2,560,078
Household Products/Wares Total		2,560,078

See Accompanying Notes to Financial Statements.

7

Columbia High Yield Opportunity Fund

November 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Pharmaceuticals – 1.5%
Medical-Drugs – 0.8%
Patheon, Inc. 8.625% 04/15/17 (a)	825,000	829,125
Valeant Pharmaceuticals International
6.750% 10/01/17 (a)	420,000	414,750
7.000% 10/01/20 (a)	1,180,000	1,150,500
		2,394,375
Medical-Generic Drugs – 0.3%
Mylan Inc/PA 6.000% 11/15/18 (a)	915,000	892,125
		892,125
Pharmacy Services – 0.0%
Omnicare, Inc. 6.875% 12/15/15	80,000	80,800
		80,800
Therapeutics – 0.4%
Warner Chilcott Co., LLC/Warner Chilcott Finance LLC 7.750% 09/15/18 (a)	1,315,000	1,315,000
		1,315,000
Pharmaceuticals Total		4,682,300
Consumer Non-Cyclical Total		38,431,288
Diversified – 1.3%
Diversified Holding Companies – 1.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, Lu
7.125% 04/15/19 (a)	2,083,000	2,119,453
7.750% 10/15/16 (a)	1,806,000	1,882,755
Diversified Holding Companies Total		4,002,208
Diversified Total		4,002,208
Energy – 12.9%
Coal – 0.9%
Coal – 0.9%
Arch Coal, Inc. 7.250% 10/01/20	106,000	116,070
Consol Energy, Inc.
8.000% 04/01/17 (a)	880,000	946,000
8.250% 04/01/20 (a)	1,785,000	1,932,262
		2,994,332
Coal Total		2,994,332

	Par ($)	Value ($)
Oil & Gas – 9.3%
Oil Companies-Exploration & Production – 9.3%
Anadarko Petroleum Corp. 6.375% 09/15/17	1,870,000	2,020,154
Berry Petroleum Co.
6.750% 11/01/20	305,000	303,475
8.250% 11/01/16	135,000	140,063
10.250% 06/01/14	240,000	272,400
Brigham Exploration Co. 8.750% 10/01/18 (a)	480,000	511,200
Carrizo Oil & Gas, Inc. 8.625% 10/15/18 (a)	1,455,000	1,447,725
Chesapeake Energy Corp. 6.625% 08/15/20	2,400,000	2,418,000
Comstock Resources, Inc. 8.375% 10/15/17	892,000	900,920
Concho Resources, Inc./Midland TX 8.625% 10/01/17	850,000	907,375
Continental Resources, Inc./OK 7.125% 04/01/21 (a)	610,000	640,500
Denbury Resources, Inc. 7.500% 12/15/15	850,000	875,500
EXCO Resources, Inc. 7.500% 09/15/18	1,680,000	1,604,400
Forest Oil Corp. 8.500% 02/15/14	1,634,000	1,772,890
Hilcorp Energy I LP/Hilcorp Finance Co.
7.625% 04/15/21 (a)	1,277,000	1,308,925
7.750% 11/01/15 (a)	1,455,000	1,495,012
Newfield Exploration Co.
6.625% 04/15/16	1,170,000	1,199,250
6.875% 02/01/20	965,000	1,008,425
PetroHawk Energy Corp.
7.250% 08/15/18	750,000	748,125
7.875% 06/01/15	2,770,000	2,853,100
QEP Resources, Inc. 6.875% 03/01/21	1,105,000	1,165,775
Quicksilver Resources, Inc.
7.125% 04/01/16	1,571,000	1,516,015
8.250% 08/01/15	485,000	495,913
9.125% 08/15/19	258,000	277,350
Range Resources Corp.
6.750% 08/01/20	945,000	978,075
7.500% 05/15/16	640,000	662,400
8.000% 05/15/19	480,000	523,200
SandRidge Energy, Inc. PIK, 8.625% 04/01/15	921,000	897,975
Southwestern Energy Co. 7.500% 02/01/18	655,000	738,512
		29,682,654
Oil & Gas Total		29,682,654

See Accompanying Notes to Financial Statements.

8

Columbia High Yield Opportunity Fund

November 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Oil & Gas Services – 1.0%
Oil-Field Services – 1.0%
Aquilex Holdings LLC/Aquilex Finance Corp. 11.125% 12/15/16	135,000	135,675
Expro Finance Luxembourg SCA 8.500% 12/15/16 (a)	2,222,000	2,160,895
Frac Tech Services LLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (a)	795,000	789,037
		3,085,607
Oil & Gas Services Total		3,085,607
Oil, Gas & Consumable Fuels – 0.2%
Oil & Gas Drilling – 0.2%
Precision Drilling Corp. 6.625% 11/15/20 (a)	645,000	651,450
		651,450
Oil, Gas & Consumable Fuels Total		651,450
Pipelines – 1.5%
Pipelines – 1.5%
El Paso Corp.
6.875% 06/15/14	340,000	365,952
7.250% 06/01/18	625,000	665,980
Energy Transfer Equity LP 7.500% 10/15/20	1,825,000	1,888,875
Regency Energy Partners LP/Regency Energy Finance Corp.
6.875% 12/01/18	500,000	505,000
9.375% 06/01/16	480,000	526,800
Southern Star Central Corp. 6.750% 03/01/16	315,000	315,000
Williams Companies, Inc. 7.875% 09/01/21	404,000	488,526
		4,756,133
Pipelines Total		4,756,133
Energy Total		41,170,176
Financials – 9.1%
Banks – 2.6%
Diversified Financial Services – 2.6%
Capital One Capital IV 6.745% 02/17/37 (02/17/32) (c)(d)	1,115,000	1,101,062
Capital One Capital V 10.250% 08/15/39	885,000	935,888
CIT Group, Inc. 7.000% 05/01/17	6,375,000	6,215,625
		8,252,575
Banks Total		8,252,575

	Par ($)	Value ($)
Diversified Financial Services – 4.5%
Finance-Auto Loans – 2.2%
Ally Financial, Inc.
6.250% 12/01/17 (a)	1,165,000	1,118,400
7.500% 09/15/20 (a)	950,000	931,000
8.000% 03/15/20 (a)	1,713,000	1,764,390
8.000% 11/01/31	2,685,000	2,778,975
Ford Motor Credit Co., LLC 7.000% 04/15/15	470,000	496,750
		7,089,515
Finance-Consumer Loans – 0.7%
American General Finance Corp. 6.900% 12/15/17	2,717,000	2,153,223
		2,153,223
Finance-Investment Banker/Broker – 0.8%
E*Trade Financial Corp.
7.375% 09/15/13	325,000	321,750
7.875% 12/01/15	870,000	856,950
PIK, 12.500% 11/30/17	1,150,000	1,325,375
		2,504,075
Finance-Leasing Company – 0.7%
International Lease Finance Corp.
8.750% 03/15/17 (a)	1,019,000	1,072,497
8.875% 09/01/17	1,260,000	1,335,600
		2,408,097
Investment Management/Advisor Service – 0.1%
Pinafore LLC/Pinafore, Inc. 9.000% 10/01/18 (a)	210,000	221,550
		221,550
Diversified Financial Services Total		14,376,460
Insurance – 1.4%
Life/Health Insurance – 0.2%
Provident Companies, Inc. 7.000% 07/15/18	465,000	499,960
		499,960
Multi-Line Insurance – 0.7%
ING Groep NV 5.775% 12/29/49 (12/08/15) (c)(d)	2,690,000	2,259,600
		2,259,600
Property/Casualty Insurance – 0.5%
Asurion Corp. 6.753% 07/02/15 (12/13/10) (c)(d)(h)	713,879	665,044

See Accompanying Notes to Financial Statements.

9

Columbia High Yield Opportunity Fund

November 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
2nd lien, 6.753% 07/02/15 (12/13/10) (c)(d)(h)	976,121	909,419
		1,574,463
Insurance Total		4,334,023
Investment Companies – 0.6%
Investment Companies – 0.6%
Offshore Group Investments Ltd. 11.500% 08/01/15 (a)	1,960,000	2,067,800
		2,067,800
Investment Companies Total		2,067,800
Financials Total		29,030,858
Industrials – 8.8%
Aerospace & Defense – 1.4%
Aerospace/Defense – 0.4%
Esterline Technologies Corp. 7.000% 08/01/20 (a)	85,000	87,975
Kratos Defense & Security Solutions, Inc. 10.000% 06/01/17	1,100,000	1,227,875
		1,315,850
Aerospace/Defense-Equipment – 0.6%
Sequa Corp. 11.750% 12/01/15 (a)	1,790,000	1,910,825
		1,910,825
Electronics-Military – 0.4%
L-3 Communications Corp. 6.375% 10/15/15	1,145,000	1,179,350
		1,179,350
Aerospace & Defense Total		4,406,025
Building Materials – 1.2%
Building & Construction Products-Miscellaneous – 1.2%
Associated Materials LLC 9.125% 11/01/17 (a)	555,000	566,100
Gibraltar Industries, Inc. 8.000% 12/01/15	620,000	610,700
Goodman Global, Inc.
5.750% 10/28/16 (12/08/10) (a)(c)(d)(h)	225,000	226,485
9.000% 10/28/17 (12/08/10) (a)(c)(d)(h)	85,000	86,934
Interline Brands, Inc. 7.000% 11/15/18 (a)	448,000	449,680
Nortek, Inc. 11.000% 12/01/13	1,257,933	1,323,974

	Par ($)	Value ($)
Ply Gem Industries, Inc. 11.750% 06/15/13	610,000	646,600
		3,910,473
Building Materials Total		3,910,473
Electrical Components & Equipment – 0.2%
Wire & Cable Products – 0.2%
WireCo WorldGroup 9.500% 05/15/17 (a)	660,000	714,038
		714,038
Electrical Components & Equipment Total		714,038
Environmental Control – 0.3%
Hazardous Waste Disposal – 0.3%
Clean Harbors, Inc. 7.625% 08/15/16	877,000	925,235
		925,235
Environmental Control Total		925,235
Machinery-Diversified – 2.0%
Machinery-Farm – 0.7%
Case New Holland, Inc. 7.875% 12/01/17 (a)	1,947,000	2,146,567
		2,146,567
Machinery-General Industry – 1.3%
CPM Holdings, Inc. 10.625% 09/01/14 (a)	902,000	956,120
Manitowoc Co., Inc.
7.125% 11/01/13	1,495,000	1,506,212
8.500% 11/01/20	795,000	812,888
9.500% 02/15/18	850,000	909,500
		4,184,720
Machinery-Diversified Total		6,331,287
Miscellaneous Manufacturing – 1.2%
Diversified Manufacturing Operators – 0.9%
Amsted Industries, Inc. 8.125% 03/15/18 (a)	1,000,000	1,065,000
Bombardier, Inc. 6.300% 05/01/14 (a)	1,006,000	1,048,755
SPX Corp. 6.875% 09/01/17 (a)	797,000	836,850
		2,950,605
Filtration/Separate Products – 0.3%
Polypore International, Inc. 7.500% 11/15/17 (a)	920,000	931,500
		931,500
Miscellaneous Manufacturing Total		3,882,105

See Accompanying Notes to Financial Statements.

10

Columbia High Yield Opportunity Fund

November 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Packaging & Containers – 1.5%
Containers-Metal/Glass – 0.6%
Ardagh Packaging Finance PLC
7.375% 10/15/17 (a)	315,000	323,663
9.125% 10/15/20 (a)	655,000	674,650
Crown Americas LLC & Crown Americas Capital Corp. 7.750% 11/15/15	705,000	727,912
Crown Americas LLC & Crown Americas Capital Corp. II 7.625% 05/15/17	95,000	102,600
		1,828,825
Containers-Paper/Plastic – 0.9%
Graham Packaging Co., LP/GPC Capital Corp. I 8.250% 01/01/17 (a)	1,455,000	1,484,100
Graphic Packaging International, Inc.
7.875% 10/01/18	231,000	239,663
9.500% 06/15/17	1,250,000	1,356,250
		3,080,013
Packaging & Containers Total		4,908,838
Transportation – 1.0%
Transportation-Air Freight – 0.1%
AMGH Merger Sub, Inc. 9.250% 11/01/18 (a)	232,000	237,220
		237,220
Transportation-Railroad – 0.5%
Kansas City Southern de Mexico SA de CV 7.625% 12/01/13	1,695,000	1,754,325
		1,754,325
Transportation-Services – 0.4%
Bristow Group, Inc. 7.500% 09/15/17	1,090,000	1,144,500
		1,144,500
Transportation Total		3,136,045
Industrials Total		28,214,046
Information Technology – 0.9%
IT Services – 0.9%
Data Processing/Management – 0.9%
First Data Corp.
8.875% 08/15/20 (a)	1,260,000	1,310,400
9.875% 09/24/15	1,229,000	1,044,650
PIK, 10.550% 09/24/15	448,000	378,390
		2,733,440
IT Services Total		2,733,440
Information Technology Total		2,733,440

	Par ($)	Value ($)
Technology – 2.2%
Computers – 0.5%
Computer Services – 0.5%
SunGard Data Systems, Inc. 7.375% 11/15/18 (a)	1,705,000	1,687,950
		1,687,950
Computers Total		1,687,950
Semiconductors – 1.7%
Electronic Components-Miscellaneous – 0.9%
NXP BV/NXP Funding LLC 9.750% 08/01/18 (a)	2,590,000	2,797,200
		2,797,200
Electronic Components-Semiconductors – 0.8%
Amkor Technology, Inc. 9.250% 06/01/16	1,640,000	1,740,450
Freescale Semiconductor, Inc. 9.250% 04/15/18 (a)	700,000	733,250
		2,473,700
Semiconductors Total		5,270,900
Technology Total		6,958,850
Utilities – 4.1%
Electric – 4.1%
Electric-Generation – 0.2%
Edison Mission Energy 7.000% 05/15/17	800,000	628,000
		628,000
Electric-Integrated – 1.8%
CMS Energy Corp.
5.050% 02/15/18	915,000	923,175
6.875% 12/15/15	660,000	743,704
Energy Future Holdings Corp. 10.000% 01/15/20 (a)	2,900,000	2,967,147
Ipalco Enterprises, Inc. 7.250% 04/01/16 (a)	1,025,000	1,101,875
		5,735,901
Independent Power Producer – 2.1%
Calpine Corp. 7.500% 02/15/21 (a)	840,000	825,300
Dynegy Holdings, Inc.
7.500% 06/01/15	111,000	82,418
7.750% 06/01/19	679,000	443,047

See Accompanying Notes to Financial Statements.

11

Columbia High Yield Opportunity Fund

November 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
NRG Energy, Inc. 7.375% 01/15/17	5,404,000	5,458,040
		6,808,805
Electric Total		13,172,706
Utilities Total		13,172,706
Total Corporate Fixed-Income Bonds & Notes (cost of $292,424,628)		303,464,523
Municipal Bond – 0.8%
California – 0.8%
CA Cabazon Band Mission Indians Series 2004, 7.358% 10/01/11 (04/01/11) (c)(d)(i)	3,250,000	2,476,110
California Total		2,476,110
Total Municipal Bond (cost of $3,250,000)		2,476,110
Common Stocks – 0.3%
	Shares
Consumer Discretionary – 0.3%
Hotels, Restaurants & Leisure – 0.3%
Six Flags Entertainment Corp. (j)	18,799	1,019,831
Hotels, Restaurants & Leisure Total		1,019,831
Consumer Discretionary Total		1,019,831
Industrials – 0.0%
Commercial Services & Supplies – 0.0%
Fairlane Management Corp. (e)(f)(j)	50,004	—
Commercial Services & Supplies Total		—
Industrials Total		—
Materials – 0.0%
Metals & Mining – 0.0%
Ormet Corp. (j)	380	1,702
Metals & Mining Total		1,702
Materials Total		1,702
Total Common Stocks (cost of $1,433,701)		1,021,533

Warrants – 0.0%
	Units	Value ($)
Financials – 0.0%
Banks – 0.0%
CNB Capital Trust I Expires 03/23/19 (a)(e)(j)	29,954	300
Banks Total		300
Financials Total		300
Total Warrants (cost of $300)		300
Preferred Stock – 0.0%
	Shares
Communications – 0.0%
Media – 0.0%
CMP Susquehanna Radio Holdings Corp., Series A (a)(e)(j)	26,213	262
Media Total		262
Communications Total		262
Total Preferred Stock (cost of $262)		262
Short-Term Obligation – 1.6%
	Par ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/10, due 12/01/10 at 0.160%, collateralized by a U.S. Government Agency obligation maturing 09/21/15, market value $5,256,150 (repurchase proceeds $5,153,023)	5,153,000	5,153,000
Total Short-Term Obligation (cost of $5,153,000)		5,153,000
Total Investments – 97.7% (cost of $302,261,891) (l)		312,115,728
Other Assets & Liabilities, Net – 2.3%		7,329,689
Net Assets – 100.0%		319,445,417

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, these securities, which are not illiquid except for the following, amounted to $122,389,720, which represents 38.3% of net assets.

See Accompanying Notes to Financial Statements.

12

Columbia High Yield Opportunity Fund

November 30, 2010 (Unaudited)

Security	Acquisition Date	Par/ Shares/ Units	Cost	Value
CMP Susquehanna Corp., 3.430% 05/15/14	03/26/09	$112,000	$100,887	$66,080
CMP Susquehanna Radio Holdings Corp., Series A	03/26/09	26,213	262	262
CNB Capital Trust I Warrants Expiring 03/23/19	03/26/06	29,954	300	300
Six Flags, Inc. 9.625% 06/01/14	05/07/10	$950,000	—	—
				$66,642

(b)  Security purchased on a delayed delivery basis.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2010.

(d)  Parenthetical date represents the next interest rate reset date for the security.

(e)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2010, the value of these securities amounted to $71,449, which represents less than 0.1% of net assets.

(f)  Security has no value.

(g)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At November 30, 2010, the value of this security amounted to $4,807, which represents less than 0.1% of net assets.

(h)  Loan participation agreement.

(i)  The issuer is in default of certain debt covenants. Income is being partially accrued. At November 30, 2010, the value of this security amounted to $2,476,110, which represents 0.8% of net assets.

(j)  Non-income producing security.

(k)  Position reflects anticipated residual bankruptcy claims. Income is not being accrued.

(l)  Cost for federal income tax purposes is $302,591,553.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$22,959,117	$—	$22,959,117
Communications	—	79,836,766	66,080	79,902,846
Consumer Cyclical	—	36,884,181	4,807	36,888,988

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Consumer Non-Cyclical	$—	$38,431,288	$—	$38,431,288
Diversified	—	4,002,208	—	4,002,208
Energy	—	41,170,176	—	41,170,176
Financials	—	29,030,858	—	29,030,858
Industrials	—	28,214,046	—	28,214,046
Information Technology	—	2,733,440	—	2,733,440
Technology	—	6,958,850	—	6,958,850
Utilities	—	13,172,706	—	13,172,706
Total Corporate Fixed-Income Bonds & Notes	—	303,393,636	70,887	303,464,523
Total Municipal Bond	—	2,476,110	—	2,476,110
Total Common Stocks	1,021,533	—	—	1,021,533
Total Warrants	—	—	300	300
Total Preferred Stock	—	—	262	262
Total Short-Term Obligation	—	5,153,000	—	5,153,000
Total Investments	$1,021,533	$311,022,746	$71,449	$312,115,728

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate fixed-income bonds & notes classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company's bankruptcy filing.

Certain preferred stocks, corporate fixed-income bonds & notes and warrants classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company's capital structure.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

See Accompanying Notes to Financial Statements.

13

Columbia High Yield Opportunity Fund

November 30, 2010 (Unaudited)

The following table reconciles asset balances for the six months ended November 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of May 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2010
Corporate Fixed-Income Bonds & Notes Communications	$66,080	$1,008	$—	$(1,008)	$—	$—	$—	$—	$66,080
Consumer Cyclical	—	—	—	—	—	—	4,807	—	4,807
Preferred Stock
Communications	262	—	—	—	—	—	—	—	262
Warrants
Communications	—	—	(2,468)	2,468	—	—	—	—	—
Consumer Non-Cyclical	—	—	(7,278,928)	7,278,928	—	—	—	—	—
Financials	300	—	—	—	—	—	—	—	300
	$66,642	$1,008	$(7,281,396)	$7,280,388	$—	$—	$4,807	$—	$71,449

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at November 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $1,008. This amount is included in net change in unrealized appreciation (depreciation) on the Statement of Changes in Net Assets.

Financial Assets were transferred from Level 2 to Level 3 due to the pricing vendor discontinuing coverage; as a result the security was fair valued by management.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$4,807	$4,807	$—

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At November 30, 2010, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Corporate Fixed-Income Bonds & Notes	95.0
Municipal Bond	0.8
Common Stocks	0.3
Warrants	0.0	*
Preferred Stock	0.0	*
	96.1
Short-Term Obligation	1.6
Other Assets & Liabilities, Net	2.3
	100.0

*  Rounds to less than 0.1%.

Acronym	Name
PIK	Payment-In-Kind

See Accompanying Notes to Financial Statements.

14

Statement of Assets and Liabilities – Columbia High Yield Opportunity Fund

November 30, 2010 (Unaudited)

		($)
Assets	Investments, at cost	302,261,891
	Investments, at value	312,115,728
	Cash	155,181
	Receivable for:
	Investments sold	4,620,256
	Fund shares sold	248,363
	Interest	6,501,055
	Foreign tax reclaims	1,760
	Expense reimbursement due from investment adviser	12,012
	Trustees' deferred compensation plan	66,094
	Prepaid expenses	5,434
	Other assets	80,384
	Total Assets	323,806,267
Liabilities	Payable for:
	Investments purchased on a delayed delivery basis	2,153,018
	Fund shares repurchased	682,591
	Distributions	1,108,196
	Investment advisory fee	162,718
	Pricing and bookkeeping fees	11,371
	Transfer agent fee	74,116
	Trustees' fees	391
	Distribution and service fees	59,958
	Chief compliance officer expenses	70
	Trustees' deferred compensation plan	66,094
	Other liabilities	42,327
	Total Liabilities	4,360,850
	Net Assets	319,445,417
Net Assets Consist of	Paid-in capital	432,165,593
	Overdistributed net investment income	(2,532,258)
	Accumulated net realized loss	(120,041,755)
	Net unrealized appreciation (depreciation) on investments	9,853,837
	Net Assets	319,445,417

See Accompanying Notes to Financial Statements.

15

Statement of Assets and Liabilities (continued) – Columbia High Yield Opportunity Fund

November 30, 2010 (Unaudited)

Class A	Net assets	$190,356,088
	Shares outstanding	47,910,585
	Net asset value per share	$3.97	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($3.97/0.9525)	$4.17	(b)
Class B	Net assets	$12,244,757
	Shares outstanding	3,081,874
	Net asset value and offering price per share	$3.97	(a)
Class C	Net assets	$13,099,097
	Shares outstanding	3,296,894
	Net asset value and offering price per share	$3.97	(a)
Class Z	Net assets	$103,745,475
	Shares outstanding	26,111,489
	Net asset value, offering and redemption price per share	$3.97

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

16

Statement of Operations – Columbia High Yield Opportunity Fund

For the Six Months Ended November 30, 2010 (Unaudited)

		($)
Investment Income	Interest	13,645,093
Expenses	Investment advisory fee	984,684
	Distribution fee:
	Class B	53,701
	Class C	48,746
	Service fee:
	Class A	238,601
	Class B	17,900
	Class C	16,250
	Transfer agent fee	202,683
	Pricing and bookkeeping fees	55,632
	Trustees' fees	14,085
	Custody fee	11,907
	Chief compliance officer expenses	479
	Other expenses	138,833
	Total Expenses	1,783,501
	Fees waived or expenses reimbursed by investment adviser	(95,315)
	Fees waived by distributor—Class C	(9,746)
	Expense reductions	(76)
	Net Expenses	1,678,364
	Net Investment Income	11,966,729
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Forward Foreign Currency Exchange Contracts
	Net realized gain (loss) on:
	Investments	(568,756)
	Foreign currency transactions and forward foreign currency exchange contracts	27,973
	Net realized loss	(540,783)
	Net change in unrealized appreciation (depreciation) on:
	Investments	16,492,842
	Foreign currency translations and forward foreign currency exchange contracts	(27,973)
	Net change in unrealized appreciation (depreciation)	16,464,869
	Net Gain	15,924,086
	Net Increase Resulting from Operations	27,890,815

See Accompanying Notes to Financial Statements.

17

Statement of Changes in Net Assets – Columbia High Yield Opportunity Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended November 30, 2010 ($)	Year Ended May 31, 2010 ($)
Operations	Net investment income	11,966,729	24,785,080
	Net realized gain (loss) on investments, foreign currency transactions and forward foreign currency exchange contracts	(540,783)	321,475
	Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and forward foreign currency exchange contracts	16,464,869	48,902,119
	Net increase resulting from operations	27,890,815	74,008,674
Distributions to Shareholders	From net investment income:
	Class A	(7,072,988)	(17,071,049)
	Class B	(478,794)	(1,751,647)
	Class C	(442,735)	(1,106,430)
	Class Z	(4,211,841)	(11,127,296)
	Total distributions to shareholders	(12,206,358)	(31,056,422)
	Net Capital Stock Transactions	(17,503,868)	(39,502,420)
	Increase from regulatory settlements	—	133,454
	Total increase (decrease) in net assets	(1,819,411)	3,583,286
Net Assets	Beginning of period	321,264,828	317,681,542
	End of period	319,445,417	321,264,828
	Overdistributed net investment income at end of period	(2,532,258)	(2,292,629)

See Accompanying Notes to Financial Statements.

18

Statement of Changes in Net Assets (continued) – Columbia High Yield Opportunity Fund

	Capital Stock Activity
	(Unaudited) Six Months Ended November 30, 2010		Year Ended May 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	2,068,125	8,099,499	8,318,813	31,487,410
Distributions reinvested	1,004,528	3,952,950	2,581,565	9,663,388
Redemptions	(3,799,193)	(14,966,586)	(13,378,029)	(50,009,107)
Net decrease	(726,540)	(2,914,137)	(2,477,651)	(8,858,309)
Class B
Subscriptions	46,887	184,880	184,940	661,584
Distributions reinvested	66,203	259,985	262,227	978,083
Redemptions	(1,293,844)	(5,081,493)	(3,287,225)	(12,223,852)
Net decrease	(1,180,754)	(4,636,628)	(2,840,058)	(10,584,185)
Class C
Subscriptions	161,046	638,023	418,033	1,537,653
Distributions reinvested	66,516	261,686	177,579	664,707
Redemptions	(301,548)	(1,177,000)	(723,614)	(2,708,990)
Net decrease	(73,986)	(277,291)	(128,002)	(506,630)
Class Z
Subscriptions	3,370,399	13,186,484	7,510,656	27,350,410
Distributions reinvested	187,875	740,353	501,381	1,871,962
Redemptions	(5,980,514)	(23,602,649)	(13,102,656)	(48,775,668)
Net decrease	(2,422,240)	(9,675,812)	(5,090,619)	(19,553,296)

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Columbia High Yield Opportunity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended November 30,		Year Ended May 31,
Class A Shares	2010		2010		2009	2008		2007		2006
Net Asset Value, Beginning of Period	$3.79		$3.33		$4.17	$4.72		$4.50		$4.56
Income from Investment Operations:
Net investment income (a)	0.14		0.27		0.30	0.31		0.33		0.33
Net realized and unrealized gain (loss) on investments, foreign currency and credit default swap contracts	0.19		0.53		(0.83)	(0.55)		0.23		(0.03)
Total from investment operations	0.33		0.80		(0.53)	(0.24)		0.56		0.30
Less Distributions to Shareholders:
From net investment income	(0.15)		(0.34)		(0.32)	(0.31)		(0.34)		(0.36)
Increase from regulatory settlements	—		—	(b)	0.01	—		—		—
Net Asset Value, End of Period	$3.97		$3.79		$3.33	$4.17		$4.72		$4.50
Total return (c)	8.69	%(d)(e)	24.50	%(d)	(12.04)%	(5.03	)%(d)	12.98%		6.70	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	1.05	%(g)	1.08%		1.10%	1.13%		1.12%		1.12%
Interest expense	—		—	%(h)	—	—	%(h)	—	%(h)	—
Net expenses (f)	1.05	%(g)	1.08%		1.10%	1.13%		1.12%		1.12%
Waiver/Reimbursement	0.06	%(g)	0.04%		—	0.01%		—		0.02%
Net investment income (f)	7.26	%(g)	7.23%		9.08%	7.23%		7.19%		7.28%
Portfolio turnover rate	57	%(e)	60%		44%	50%		75%		61%
Net assets, end of period (000s)	$190,356		$184,253		$170,321	$205,330		$270,866		$245,713

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – Columbia High Yield Opportunity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended November 30,		Year Ended May 31,
Class B Shares	2010		2010		2009	2008		2007		2006
Net Asset Value, Beginning of Period	$3.79		$3.33		$4.17	$4.72		$4.50		$4.56
Income from Investment Operations:
Net investment income (a)	0.13		0.24		0.28	0.28		0.29		0.30
Net realized and unrealized gain (loss) on investments, foreign currency and credit default swap contracts	0.18		0.53		(0.84)	(0.55)		0.24		(0.04)
Total from investment operations	0.31		0.77		(0.56)	(0.27)		0.53		0.26
Less Distributions to Shareholders:
From net investment income	(0.13)		(0.31)		(0.29)	(0.28)		(0.31)		(0.32)
Increase from regulatory settlements	—		—	(b)	0.01	—		—		—
Net Asset Value, End of Period	$3.97		$3.79		$3.33	$4.17		$4.72		$4.50
Total return (c)	8.29	%(d)(e)	23.59	%(d)	(12.69)%	(5.73	)%(d)	12.15%		5.91	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	1.80	%(g)	1.83%		1.85%	1.88%		1.87%		1.87%
Interest expense	—		—	%(h)	—	—	%(h)	—	%(h)	—
Net expenses (f)	1.80	%(g)	1.83%		1.85%	1.88%		1.87%		1.87%
Waiver/Reimbursement	0.06	%(g)	0.04%		—	0.01%		—		0.02%
Net investment income (f)	6.55	%(g)	6.50%		8.35%	6.47%		6.46%		6.55%
Portfolio turnover rate	57	%(e)	60%		44%	50%		75%		61%
Net assets, end of period (000s)	$12,245		$16,149		$23,665	$46,732		$88,774		$135,122

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – Columbia High Yield Opportunity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended November 30,		Year Ended May 31,
Class C Shares	2010		2010		2009	2008		2007		2006
Net Asset Value, Beginning of Period	$3.79		$3.33		$4.17	$4.72		$4.50		$4.56
Income from Investment Operations:
Net investment income (a)	0.13		0.25		0.28	0.29		0.30		0.31
Net realized and unrealized gain (loss) on investments, foreign currency and credit default swap contracts	0.18		0.52		(0.83)	(0.55)		0.23		(0.04)
Total from investment operations	0.31		0.77		(0.55)	(0.26)		0.53		0.27
Less Distributions to Shareholders:
From net investment income	(0.13)		(0.31)		(0.30)	(0.29)		(0.31)		(0.33)
Increase from regulatory settlements	—		—	(b)	0.01	—		—		—
Net Asset Value, End of Period	$3.97		$3.79		$3.33	$4.17		$4.72		$4.50
Total return (c)(d)	8.37	%(e)	23.76%		(12.57)%	(5.59)%		12.31%		6.07%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	1.65	%(g)	1.68%		1.70%	1.73%		1.72%		1.72%
Interest expense	—		—	%(h)	—	—	%(h)	—	%(h)	—
Net expenses (f)	1.65	%(g)	1.68%		1.70%	1.73%		1.72%		1.72%
Waiver/Reimbursement	0.21	%(g)	0.19%		0.15%	0.16%		0.15%		0.17%
Net investment income (f)	6.67	%(g)	6.63%		8.49%	6.63%		6.60%		6.70%
Portfolio turnover rate	57	%(e)	60%		44%	50%		75%		61%
Net assets, end of period (000s)	$13,099		$12,769		$11,658	$15,202		$21,161		$23,084

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

22

Financial Highlights – Columbia High Yield Opportunity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended November 30,		Year Ended May 31,
Class Z Shares	2010		2010		2009	2008		2007		2006
Net Asset Value, Beginning of Period	$3.79		$3.33		$4.17	$4.72		$4.50		$4.56
Income from Investment Operations:
Net investment income (a)	0.15		0.28		0.31	0.31		0.34		0.34
Net realized and unrealized gain (loss) on investments, foreign currency and credit default swap contracts	0.18		0.53		(0.83)	(0.54)		0.23		(0.03)
Total from investment operations	0.33		0.81		(0.52)	(0.23)		0.57		0.31
Less Distributions to Shareholders:
From net investment income	(0.15)		(0.35)		(0.33)	(0.32)		(0.35)		(0.37)
Increase from regulatory settlements	—		—	(b)	0.01	—		—		—
Net Asset Value, End of Period	$3.97		$3.79		$3.33	$4.17		$4.72		$4.50
Total return (c)	8.83	%(d)(e)	24.80	%(d)	(11.83)%	(4.79	)%(d)	13.26%		6.97	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.80	%(g)	0.83%		0.85%	0.88%		0.87%		0.87%
Interest expense	—		—	%(h)	—	—	%(h)	—	%(h)	—
Net expenses (f)	0.80	%(g)	0.83%		0.85%	0.88%		0.87%		0.87%
Waiver/Reimbursement	0.06	%(g)	0.04%		—	0.01%		—		0.02%
Net investment income (f)	7.51	%(g)	7.48%		9.39%	7.47%		7.44%		7.53%
Portfolio turnover rate	57	%(e)	60%		44%	50%		75%		61%
Net assets, end of period (000s)	$103,745		$108,094		$112,037	$122,766		$29,220		$11,190

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

23

Notes to Financial Statements – Columbia High Yield Opportunity Fund

November 30, 2010 (Unaudited)

Note 1. Organization

Columbia High Yield Opportunity Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a maximum contingent deferred sales charge (CDSC) of 1.00% based upon the holding period after purchase.

Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of other Columbia Funds.

Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase.

Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any

24

Columbia High Yield Opportunity Fund, November 30, 2010 (Unaudited)

foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Derivative Instruments

The Fund may use derivative instruments including forward foreign currency exchange contracts in order to meet its investment objectives. The Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on an analysis of various risk factors, and if the strategies for the use of derivatives do not work as intended, the Fund may not achieve its investment objectives.

In pursuit of its investment objectives, the Fund is exposed to the following market risks, among others:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign-currency-denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

25

Columbia High Yield Opportunity Fund, November 30, 2010 (Unaudited)

The following notes provide more detailed information about the derivative type held by the Fund:

Forward Foreign Currency Exchange Contracts—The Fund entered into forward foreign currency exchange contracts to shift its foreign currency exposure from one currency to another.

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are generally used to reduce the exposure to foreign exchange rate fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

During the six month period ended November 30, 2010, the Fund entered into 4 forward foreign currency exchange contracts.

The effect of derivative instruments on the Fund's Statement of Operations for the six month period ended November 30, 2010:

	Amount of Realized Gain or (Loss) and Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Forward foreign currency exchange contracts	Foreign Exchange Rate	$27,973	$(27,973)

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Loan Participations and Commitments

The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation ("Selling Participant"), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other

26

Columbia High Yield Opportunity Fund, November 30, 2010 (Unaudited)

party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

Foreign Currency Transactions and Translations

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Corporate actions and dividend income are recorded on the ex-date.

The value of additional securities received as an income payment is recorded as income and as an increase to the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

27

Columbia High Yield Opportunity Fund, November 30, 2010 (Unaudited)

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended May 31, 2010 was as follows:

Distributions paid from:
Ordinary Income*	$31,056,422

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at November 30, 2010, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$15,903,721
Unrealized depreciation	(6,379,546)
Net unrealized appreciation	$9,524,175

The following capital loss carryforwards, determined as of May 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2011	$26,917,567
2012	1,461,417
2013	3,844,857
2014	7,033,993
2015	6,703,180
2016	378,711
2017	25,681,397
2018	44,544,886
Total	$116,566,008

The availability of a portion of the capital loss carryforwards acquired by the Fund as a result of its merger with High Yield Fund, a series of Excelsior Funds Trust, has been limited in certain years and has been excluded from the schedule of available loss carryforwards above.

Of the capital loss carryforwards attributable to the Fund, $47,582,376 ($40,103,941 expiring May 31, 2011, $1,461,417 expiring May 31, 2012 and $6,017,018 expiring May 31, 2013) was obtained in the merger with High Yield Fund. Utilization of these capital loss carryforwards could be subject to limitations imposed by the Internal Revenue Code.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Investment Advisers, LLC (the Adviser), a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is the investment adviser of the Fund. The Adviser receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.60%
$500 million to $1 billion	0.55%
$1 billion to $1.5 billion	0.52%
Over $1.5 billion	0.49%

For the six month period ended November 30, 2010, the Fund's annualized effective investment advisory fee rate was 0.60% of the Fund's average daily net assets.

28

Columbia High Yield Opportunity Fund, November 30, 2010 (Unaudited)

Administration Fee

The Adviser provides administrative and other services to the Fund under an Administrative Services Agreement (the Administrative Agreement), including services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and oversight of the accounting and financial reporting services provided by State Street as discussed in the Pricing and Bookkeeping note below.

The Adviser does not receive a fee for its services under the Administrative Agreement. The Fund does reimburse the Adviser for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by the Adviser in the performance of services under the Administrative Agreement.

Pricing and Bookkeeping Fees

The Fund entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Adviser pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Adviser pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Transfer Agent Fee

Columbia Management Investment Services Corp. (the Transfer Agent), a wholly owned subsidiary of Ameriprise Financial, is the transfer agent of the Fund and has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and asset-based fees, calculated based on assets held in omnibus accounts, which are intended to reimburse the Transfer Agent for certain sub-transfer agent fees (exclusive of BFDS fees). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (IRA) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six month period ended November 30, 2010, the Fund's annualized effective transfer agent fee rate for each class was 0.12% of the Fund's average daily net assets.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended November 30, 2010, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Investment Distributors, Inc. (the Distributor), an indirect wholly owned subsidiary of Ameriprise Financial, is the distributor of the Fund's shares.

For the six month period ended November 30, 2010, initial sales charges paid by shareholders on the purchase of Class A shares amounted to $5,041. For the same time period, net CDSC fees paid by shareholders on certain redemptions of Class A, Class B and Class C shares amounted to $9, $5,611 and $87, respectively.

The Fund has adopted distribution and shareholder servicing plans (the Plans) pursuant to Rule 12b-1 under the 1940 Act for Class A, Class B and Class C shares, which require the payment of distribution and service fees. The fees are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

29

Columbia High Yield Opportunity Fund, November 30, 2010 (Unaudited)

Payments under the Plans, which are calculated daily and paid monthly, are based on the average daily net assets of the applicable class of the Fund at the following annual rates:

Distribution Fee		Service Fee
Class B	Class C	Class A	Class B	Class C
0.75%	0.75%	0.25%	0.25%	0.25%

The Distributor has voluntarily waived a portion of the distribution fee for Class C shares so that the combined distribution and service fees do not exceed 0.85% annually of Class C shares average daily net assets. This arrangement may be modified or terminated by the Distributor at any time.

Fee Waivers and Expense Reimbursements

The Adviser has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.80% of the Fund's average daily net assets on an annualized basis. This arrangement may be modified or terminated by the Adviser at any time.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of the Adviser or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six month period ended November 30, 2010, these custody credits reduced total expenses by $76 for the Fund.

Note 6. Portfolio Information

For the six month period ended November 30, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $181,067,782 and $201,033,868, respectively.

Note 7. Regulatory Settlements

During the year ended May 31, 2010, the Fund received payments totaling $133,454 relating to certain regulatory settlements with third parties that the Fund had participated in during the year. The payments have been included in "Increase from regulatory settlements" on the Statement of Changes in Net Assets.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Effective October 14, 2010, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.125% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

Prior to October 14, 2010, interest was charged to each participating fund at the same rates. In addition, a commitment fee of 0.15% per annum was accrued and

30

Columbia High Yield Opportunity Fund, November 30, 2010 (Unaudited)

apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended November 30, 2010, the Fund did not borrow under these arrangements.

Note 9. Shareholder Concentration

As of November 30, 2010, one shareholder account owned 25.6% of the outstanding shares of the Fund. Purchase and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 10. Significant Risks and Contingencies

High-Yield Securities Risk

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an

31

Columbia High Yield Opportunity Fund, November 30, 2010 (Unaudited)

independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

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Board Consideration and Approval of Advisory Agreements

In September 2010, the Board of Trustees (the "Board") unanimously approved new Investment Management Services Agreements (the "Advisory Agreements") on behalf of various Columbia funds that would increase or decrease the contractual investment advisory fee rates payable by each affected Columbia fund (each, an "Affected Fund") to Columbia Management for investment advisory services. For Columbia High Yield Opportunity Fund, the Advisory Agreement would, subject to shareholder approval, increase contractual investment advisory fee rates. As detailed below, the Board held numerous meetings and discussions with the management team of Columbia Management and reviewed and considered materials in connection with the approval of the investment advisory fee before determining to approve the Advisory Agreements.

On April 30, 2010, Ameriprise Financial, Inc. acquired the long-term asset management business of Columbia Management Group, LLC, a subsidiary of Bank of America and the parent of the Affected Funds' former investment adviser. In connection with that acquisition, the Affected Funds entered into investment management services agreements with Columbia Management, a subsidiary of Ameriprise Financial, Inc.

Beginning in April 2010, Columbia Management presented to the Advisory Fees and Expenses Committee (the "Committee") of the Board a proposal to rationalize the fees and expenses, including the advisory fees, of the various registered investment companies in the combined complex of Columbia-, RiverSource-, Seligman- and Threadneedle-branded funds (the "Columbia Funds Complex"). Because these funds were organized at different times by many different sponsors, their fees and expenses did not reflect a common overall design, and Columbia Management proposed to implement a more consistent schedule of fees for similar funds based on a uniform pricing model across all of the funds. In this regard, Columbia Management presented the Committee with various data comparing current and proposed fee schedules to the fee schedules of peer funds, as selected by an independent third-party data provider. While Columbia Management projected that the proposed rationalization would reduce the overall fees and expenses of all of the funds in the aggregate, it was expected that certain fees and expenses, including advisory fees, would increase for certain funds. At the same time, Columbia Management presented the Committee with proposals to provide for consistent administrative services fee schedules across funds in the same asset class, reduced custody fee rates and a consistent transfer agency fee schedule across the funds, as well as initial proposals to merge various funds. In connection with these proposals, the Committee and the trustees considered a proposal by Columbia Management to contractually limit the total operating expenses (exclusive of brokerage commissions, interest (but including custodial charges relating to overdrafts), taxes and extraordinary expenses, after giving effect to any balance credits from each fund's custodian) of class A shares of funds, the expenses of which exceed the median expenses of such fund's class A shares peer group (as determined from time to time, generally annually, by an independent third-party data provider), to such median expenses (or a lower, agreed-upon rate), and to limit the total expenses of such funds' other classes to a corresponding amount, adjusted to reflect any class-specific expenses (including transfer agency fees and payments under any distribution plan, shareholder servicing plan, and/or plan administration agreement).

The Committee and the trustees who are not "interested persons" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Trust (the "Independent Trustees") requested and evaluated materials from, and were provided materials and information regarding the Advisory Agreements by, Columbia Management. The Committee, at meetings held on April 20, 2010, May 3, 2010, June 7, 2010, July 27, 2010 and August 10, 2010, and the Independent Trustees, at meetings held on April 20, 2010, May 4, 2010, June 7, 2010 and August 11, 2010, reviewed the materials provided in connection with their consideration of the Advisory Agreements and other matters relating to the proposals and discussed them with representatives of Columbia Management. The Committee and the Independent Trustees also reviewed and considered information that they had previously received in connection with their most recent consideration and approval of the current investment management services agreements with Columbia Management. They also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standards for consideration by the trustees and otherwise assisted the trustees in their deliberations. The trustees also met with, and reviewed and considered a report prepared and provided by, the independent fee consultant (the "Fee Consultant") appointed by the Independent Trustees pursuant to an assurance of

33

discontinuance entered into by Columbia Management Advisors, LLC, the Affected Funds' previous adviser, with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). Under the NYAG Settlement, the Fee Consultant's role is to manage the process by which management fees are negotiated so that they are negotiated in a manner that is at arms' length and reasonable. On August 10, 2010, the Committee recommended that the trustees approve the Advisory Agreements. On September 14, 2010, the trustees, including a majority of the Independent Trustees, approved the Advisory Agreement for each Affected Fund, subject to shareholder approval.

The trustees considered all materials that they, their legal counsel or Columbia Management believed reasonably necessary to evaluate and to determine whether to approve the Advisory Agreements. The factors considered by the Committee and the trustees in recommending approval and approving the Advisory Agreement for each Affected Fund included the following:

•  The expected benefits of continuing to retain Columbia Management as the Affected Funds' investment manager;

•  The terms and conditions of the Advisory Agreements, including the increase or decrease, as applicable, in the advisory fee schedule for each Affected Fund;

•  The impact of the proposed changes in investment advisory fee rates, as well as proposed changes in administrative services, transfer agency and custody fee rates, on each Affected Fund's total expense ratio;

•  The willingness of Columbia Management to agree to contractually limit or cap total operating expenses for Columbia High Yield Opportunity Fund so that total operating expenses (exclusive of brokerage commissions, interest (but including custodial charges relating to overdrafts), taxes and extraordinary expenses, after giving effect to any balance credits from each fund's custodian) of class A shares would not exceed the median expenses of such fund's class A shares peer group (as determined from time to time, generally annually, by an independent third-party data provider);

•  That Columbia Management, and not any Affected Fund, would bear the costs of obtaining any necessary shareholder approvals of the Advisory Agreements;

•  The expected impact on expenses for certain Affected Funds of proposed mergers; and

•  The expected benefits of further integrating the Combined Fund Complex by:

o  Standardizing total management fees across similar funds in the Combined Fund Complex to promote comparability of pricing among a menu of funds available to investors, including through exchange privileges; and

o  Aligning investment advisory fee rates across funds in the Combined Fund Complex that are in the same investment category (e.g., the amendment would align the investment advisory fee rates of Columbia Large Cap Growth Fund with those of all other actively managed large-cap funds in the Combined Fund Complex).

Nature, Extent and Quality of Services Provided under the Advisory Agreements

The trustees considered the nature, extent and quality of services provided to the Affected Funds by Columbia Management and its affiliates under the Advisory Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Affected Funds by Columbia Management and its affiliates. The trustees considered, among other things, the ability of Columbia Management to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including Columbia Management's personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the trade execution services provided on behalf of the Affected Funds and the quality of Columbia Management's investment research capabilities and the other resources that it devotes to each Affected Fund. For each Affected Fund, the trustees also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing these and related factors, the trustees concluded, within the context of their overall conclusions, that the nature, extent and quality of the services to be provided to each Affected Fund under the Advisory Agreements supported the approval of the Advisory Agreements.

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Investment Performance

The trustees reviewed information about the performance of each Affected Fund over various time periods, including information prepared by an independent third-party data provider that compared the performance of each Affected Fund to the performance of peer groups of mutual funds and performance benchmarks. The trustees also reviewed a description of the third party's methodology for identifying each Fund's peer group for purposes of performance and expense comparisons. In the case of each Affected Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant approval of the Affected Fund's Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Affected Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Affected Fund's investment strategy and policies and that the Affected Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Affected Fund's investment strategy; (iii) that the Affected Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that Columbia Management had taken or was taking steps designed to help improve the Affected Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The trustees noted that, through February 28, 2010, Columbia High Yield Opportunity Fund's performance was in the fourth quintile (where the best performance would be in the first quintile) for the one-year period and in the fifth quintile for the three-, five- and ten-year periods of the peer group selected by an independent third-party data provider for the purposes of performance comparisons.

After reviewing those and related factors, the trustees concluded, within the context of their overall conclusions regarding each of the Advisory Agreements, that the performance of each Affected Fund and Columbia Management was sufficient, in light of other considerations, to warrant the approval of the Advisory Agreement pertaining to that Affected Fund.

Investment Advisory Fee Rates and Other Expenses

The trustees considered that the Advisory Agreement for Columbia High Yield Opportunity Fund would increase the contractual investment advisory fee rates payable by that Fund at certain asset levels and would be otherwise identical to that Fund's current investment management services agreement. In addition, the trustees also considered that the contractual fee rate under both the Advisory Agreement and the proposed administrative services agreement would be lower than the current combined contractual fee rate under those agreements at certain asset levels. The trustees also considered that based on its expenses for its most recent fiscal year, adjusted to give effect to the Advisory Agreement and other proposed contractual changes, including the contractual expense limitations described above, Columbia High Yield Opportunity Fund's contractual management fees would have been in the third quintile (where the lowest fees and expenses would be in the first quintile) and total net expenses would have been in the second quintile of the peer group selected by an independent third-party data provider for purposes of expense comparisons.

After reviewing these and related factors, the trustees concluded, within the context of their overall conclusions, that the advisory fee rates under the Advisory Agreements and anticipated total expenses of each Affected Fund supported the approval of the Advisory Agreements.

Costs of Services Provided and Profitability

The trustees considered information about the advisory fees charged by Columbia Management to comparable institutional accounts. In considering the fees charged to those accounts, the trustees took into account, among other things, Columbia Management's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia Management, and the additional resources required to manage mutual funds effectively. In evaluating each Affected Fund's proposed advisory fees, the trustees also took into account the demands, complexity and quality of the investment management of the Affected Fund.

The trustees also considered the compensation directly or indirectly received by Columbia Management and its affiliates in connection with their relationships with the Affected Funds.

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The trustees reviewed information provided by management as to the projected profitability to Columbia Management and its affiliates of their relationships with each Affected Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant Affected Funds, the current and anticipated expense levels of each Affected Fund, and the implementation of breakpoints and/or expense limitations with respect to each Affected Fund.

After reviewing those and related factors, the trustees concluded, within the context of their overall conclusions, that the proposed changes to the advisory fees, and the related profitability to Columbia Management and its affiliates of their relationships with the Affected Fund, supported the approval of the Advisory Agreement pertaining to that Affected Fund.

Economies of Scale

The trustees considered the existence of any economies of scale in the provision by Columbia Management of services to each Affected Fund, to groups of related funds and to Columbia Management's investment advisory clients as a whole, and whether those economies of scale were shared with the Affected Funds through breakpoints in the proposed investment advisory fees or other means, such as expense limitation arrangements and additional investments by Columbia Management in investment, trading and compliance resources. The trustees noted that all of the Affected Funds were expected to benefit from breakpoints and/or expense limitation arrangements. In considering those issues, the trustees also took note of the costs of the services to be provided (both on an absolute and relative basis) and the projected profitability to Columbia Management and its affiliates of their relationships with the Affected Funds, as discussed above. The trustees also noted the expected expense synergies and other anticipated benefits to Columbia Management and fund shareholders of both the rationalization of fees and expenses and the proposed mergers of certain Affected Funds. After reviewing these and related factors, the trustees concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Affected Funds supported the approval of the Advisory Agreements.

Other Benefits to Columbia Management

The trustees received and considered information regarding any expected "fall-out" or ancillary benefits to be received by Columbia Management and its affiliates as a result of their relationships with the Affected Funds, such as the provision by Columbia Management of administrative services to the Affected Funds and the provision by Columbia Management's affiliates of distribution and transfer agency services to the Affected Funds, and how the proposed rationalization of fees and expenses might affect such benefits, including the fact that to the extent fees payable by the Affected Funds decrease, and the fees for such Funds were subject to a contractual limit or cap on expenses, Columbia Management may pay less in expense reimbursements. The trustees considered that the Affected Funds' distributor, an affiliate of Columbia Management, retains a portion of the distribution fees from the Affected Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Affected Funds, and that other affiliates of Columbia Management receive various forms of compensation in connection with their sale of shares of the Affected Funds. The trustees also considered the benefits of research made available to Columbia Management by reason of brokerage commissions generated by the Affected Funds' securities transactions, and reviewed information about Columbia Management's practices with respect to allocating portfolio brokerage and the use of "soft" commission dollars to pay for research. The trustees considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to disclose and to monitor such possible conflicts of interest. The trustees recognized that Columbia Management's profitability would be somewhat lower without these benefits.

In their deliberations, the trustees did not identify any single item that was paramount or controlling and individual trustees may have attributed different weights to various factors. The trustees also evaluated all information available to them on a fund-by-fund basis, and their determinations were made separately in respect of each Affected Fund.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel and the Fee Consultant, the trustees, including the Independent Trustees, approved each Advisory Agreement.

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Summary of Management Fee Evaluation by Independent Fee Consultant

REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA ATLANTIC BOARD

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, LLC, and
Columbia Management Distributors, Inc.

September 21, 2010

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and, together with some or all of such funds, the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Atlantic Funds" (together with the other members of that Board, the "Trustees") retained me as IFC for the Atlantic Funds.2 In this capacity, I have prepared this written evaluation of the fee negotiation process. As has been the case with my previous reports, my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this report.

On September 29, 2009, Ameriprise entered into an asset purchase agreement with Bank of America, N.A. and its parent, Bank of America Corporation (together, the "Bank") pursuant to which the Bank agreed to sell certain CMG assets relating to Columbia's long-term asset management business, including management of the Atlantic Funds (the "Transaction"). The Transaction, which closed on April 30, 2010,3 resulted in the termination of the existing Investment Management Agreements with CMA. Prior to the closing of the Transaction, the Trustees and the shareholders of the Funds approved new Advisory and Administrative Agreements with an Ameriprise subsidiary now called Columbia Management Investment Advisers, LLC ("CMIA"). Those Agreements did not change the rates paid by the Funds from the levels specified in the former agreements with CMA.

CMIA serves as the adviser of funds supervised by three different Boards of Trustees: the Atlantic, Nations, and RiverSource Boards, and a subsidiary of CMIA serves as adviser to funds overseen by a fourth Board, Columbia/Wanger. After reviewing the range of funds overseen by all four Boards, CMIA proposed a series of changes intended, among other things, to rationalize its mutual fund product offerings (by, for example, proposing to merge funds with similar investment strategies) and the fees charged to the funds by CMIA and its affiliates. These proposals included (1) changes to the advisory fees paid by certain funds, (2) changes to administrative and similar fees paid by certain funds, (3) changes to the transfer agency, sub-transfer agency, custody, and pricing/bookkeeping fees paid by the Funds, and (4) mergers involving more than 60 funds. CMIA asked the Trustees to consider these proposals together. This report, consistent with and (to the extent applicable) in fulfillment of the terms of the AOD, will focus on changes to advisory and aggregate management fees and discuss other proposals insofar as they affect total fund expenses, which may be a relevant factor in considering the appropriate level of advisory and management fees (defined for purposes of this report as advisory plus administrative fees).

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees ... to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees ... using ... an

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or Ameriprise Financial, Inc. ("Ameriprise"), aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

3  CMIA, Materials Prepared for the Atlantic Fees and Expense Committee, June 7, 2010 ("June 7 Materials"), Tab 1 at p. 1.

  Unless otherwise stated or required by the context, this report covers only the Atlantic Funds.

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annual independent written evaluation prepared by or under the direction of ... the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of the adviser's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of the adviser for like services;

5.  Costs to the adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of the adviser and its affiliates from supplying such services.

II. Findings

1.  Based upon my examination of the information supplied by CMIA and Ameriprise in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed contractual advisory and/or administrative fee changes at any asset level for each affected Atlantic Fund (each a "Fee Change Fund").

2.  In my view, the process by which the proposed management fees of each Fee Change Fund have been negotiated with CMIA thus far has been, to the extent practicable, at arm's length and reasonable and consistent with the AOD.

3.  There are 25 Funds for which CMIA has proposed an increase either in the contractual advisory or management fee (each a "Fee Increase Fund"). Seven of these Funds have a combination of higher contractual advisory fees and either lower or unchanged contractual management fees. The remaining 18 Funds have higher contractual management fees with the majority resulting from higher contractual advisory fees. For five Funds, however, the higher management fees result from a combination of lower advisory fees and higher administrative fees.

4.  The actual management fee, computed on the basis of assets as of October 31, 2009, would increase for 16 of the Fee Increase Funds after accounting for CMIA's proposed expense limitation program, non-management fee changes, and proposed mergers. Seven Funds would have lower actual management fees, and two would experience no change in actual management fees.

5.  Sixteen of the 25 Fee Increase Funds have generally median or better-than-median performance. Only one Fee Increase Fund – High Yield Opportunity Fund – would be identified for further review based on performance criteria used by the Trustees in past contract review processes.

6.  CMIA proposed that the Funds and most other mutual funds it or its affiliates advise or sponsor (together, the "CMIA Funds") be subject to a contractual expense limitation calculated as the median of the relevant fund's Lipper expense group. As a result, all Fee Increase Funds are projected to have total expenses in the first, second, or third quintiles after full implementation of the proposed fee changes, expense limitations, and mergers. The expense limitation would be recalculated every year based on updated Lipper data. An analysis of the changes in median expenses for 2009 and 2010 indicates that some Funds are likely to experience sizable changes in their expense limits. Some Funds would have higher-than-median actual management fees notwithstanding the newly-established expense limitations.

38

7.  CMIA reviewed differences between management of retail mutual funds and advising institutional accounts and supplied charts plotting contractual and actual institutional and fund fees against assets in various investment categories. The data showed that mutual fund fees are often lower at small asset levels reflecting CMIA's reimbursement of fund expenses. At higher asset levels, mutual fund fees typically exceed institutional fees.

8.  CMIA provided fund-by-fund projected profitability data. Due to the significant changes in the operations of the Funds (including the change of the Funds' investment adviser), historical profitability data was judged to have little relevance.

9.  CMIA provided projections of both the cumulative benefit to CMIA Fund shareholders of all aspects of its proposals (including proposed mergers) and the synergies in the form of decreased expenses that would benefit CMIA and its parent, Ameriprise.

39

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia High Yield Opportunity Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Adviser

Columbia Management Investment Advisers, LLC
100 Federal Street
Boston, MA 02110

41

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia High Yield Opportunity Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1045 A (01/11)

Columbia International Bond Fund

Semiannual Report for the Period Ended November 30, 2010

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation’s largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe’s largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city’s financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments’ beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy — an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

■

A singular focus on our shareholders. Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

■

First-class research and thought leadership. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

■

A disciplined investment approach. We aren’t distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don’t consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia International Bond Fund

Average annual total return as of 11/30/10 (%)

Share class	A		C		I	Z
Inception	12/01/08		12/01/08		09/27/10	12/01/08
Sales charge	without	with	without	with	without	without
6-month (cumulative)	7.15	2.09	6.86	5.86	n/a	7.29
1-year	–2.15	–6.80	–2.89	–3.84	n/a	–1.91
Life	6.31	3.75	5.52	5.52	–3.37	6.58

The “with sales charge” returns include the maximum initial sales charge of 4.75% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment adviser and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class I shares were initially offered by the fund on September 27, 2010.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 11/30/10

+7.15% Class A shares (without sales charge)

+7.27% Citigroup Non-U.S. World Government Bond Index – Unhedged[1]

Net asset value per share

as of 11/30/10 ($)
Class A	10.92
Class C	10.92
Class I	10.92
Class Z	10.92
Distributions declared per share

06/01/10 – 11/30/10 ($)
Class A	0.10
Class C	0.05
Class I	0.04
Class Z	0.11

[1]

The Citigroup Non-U.S. World Government Bond Index - Unhedged is calculated on a market-weighted basis and includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million. The index excludes floating or variable rate bonds, securities aimed principally at noninstitutional investors and private placement-type securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Understanding Your Expenses – Columbia International Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

06/01/10 – 11/30/10
	Account value at the beginning of the period ($)		Account value at the end of the period ($)			Expenses paid during the period ($)			Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,071.50		1,019.65	5.61		5.47	1.08
Class C	1,000.00	1,000.00	1,068.60		1,015.89	9.49		9.25	1.83
Class I	1,000.00	1,000.00	962.70	*	1,020.86	1.45	*	4.26	0.84
Class Z	1,000.00	1,000.00	1,072.90		1,020.91	4.31		4.20	0.83

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	For the period September 27, 2010 through November 30, 2010. Class I shares commenced operations on September 27, 2010.

2

Investment Portfolio – Columbia International Bond Fund

November 30, 2010 (Unaudited)

Government & Agency Obligations – 92.5%

		Par (a)	Value ($)
Foreign Government Obligations – 92.1%
Asian Development Bank
2.350% 06/21/27	JPY	50,000,000	642,293

Development Bank of Japan
1.750% 03/17/17	JPY	10,000,000	126,721

Eksportfinans A/S
1.600% 03/20/14	JPY	65,000,000	802,444

Eurofima
4.375% 10/21/19	EUR	100,000	140,756

European Investment Bank
1.250% 09/20/12	JPY	18,500,000	225,135
1.400% 06/20/17	JPY	49,000,000	609,598

Federal Republic of Germany
3.750% 01/04/19	EUR	190,000	269,024
4.250% 07/04/14	EUR	325,000	465,015
4.250% 07/04/17	EUR	555,000	812,192

Federative Republic of Brazil
7.375% 02/03/15	EUR	30,000	45,363
7.875% 03/07/15		50,000	60,800
8.250% 01/20/34		70,000	96,250

Government of Belgium
3.250% 09/28/16	EUR	185,000	238,182
3.500% 03/28/15	EUR	75,000	99,745

Government of Canada
3.750% 06/01/19	CAD	225,000	231,733

Government of Denmark
5.000% 11/15/13	DKK	695,000	133,702

Government of Japan
1.100% 06/20/20	JPY	30,000,000	356,573
1.400% 12/20/18	JPY	52,200,000	648,509
1.500% 09/20/14	JPY	37,250,000	464,144
1.500% 09/20/18	JPY	5,900,000	73,809
1.900% 09/20/23	JPY	29,000,000	361,583
1.900% 06/20/25	JPY	20,000,000	245,860

Government of Malaysia
7.500% 07/15/11		60,000	62,268

Government of New Zealand
6.000% 05/15/21	NZD	150,000	114,093
6.500% 04/15/13	NZD	55,000	43,016

Instituto de Credito Oficial
1.500% 09/20/12	JPY	18,000,000	213,440

Kingdom of Netherlands
4.000% 07/15/16	EUR	240,000	341,695

		Par (a)	Value ($)
Kingdom of Norway
4.250% 05/19/17	NOK	240,000	41,426
5.000% 05/15/15	NOK	440,000	77,982

Kingdom of Spain
3.800% 01/31/17	EUR	290,000	351,729

Kingdom of Sweden
3.750% 08/12/17	SEK	680,000	102,664
5.500% 10/08/12	SEK	275,000	41,869

Nordic Investment Bank
1.700% 04/27/17	JPY	50,000,000	629,419

Pemex Project Funding Master Trust
5.500% 02/24/25	EUR	20,000	25,403

Province of Quebec
5.000% 04/29/19	EUR	50,000	73,802

Republic of Argentina
8.280% 12/31/33		51,393	45,740

Republic of Austria
4.300% 09/15/17 (b)	EUR	170,000	242,029

Republic of Bulgaria
8.250% 01/15/15		60,000	70,200

Republic of China
4.750% 10/29/13		50,000	54,601

Republic of Colombia
8.125% 05/21/24		50,000	65,000

Republic of Finland
4.250% 07/04/15	EUR	145,000	207,735

Republic of France
3.000% 10/25/15	EUR	410,000	554,457
4.000% 04/25/13	EUR	140,000	193,739
4.250% 04/25/19	EUR	228,000	325,081
5.500% 04/25/29	EUR	120,000	196,097

Republic of Hungary
3.500% 07/18/16	EUR	40,000	44,598

Republic of Indonesia
7.250% 04/20/15		38,000	44,817
7.250% 04/20/15 (b)		80,000	94,200

Republic of Ireland
4.500% 10/18/18	EUR	90,000	87,537

Republic of Italy
4.250% 09/01/19	EUR	270,000	345,010
4.500% 08/01/18	EUR	210,000	275,330
5.000% 03/01/25	EUR	407,000	531,181
5.250% 08/01/17	EUR	230,000	317,883

See Accompanying Notes to Financial Statements.

3

Columbia International Bond Fund

November 30, 2010 (Unaudited)

Government & Agency Obligations (continued)

		Par (a)	Value ($)
Foreign Government Obligations (continued)
Republic of Panama
6.700% 01/26/36		65,000	75,562

Republic of Peru
6.550% 03/14/37		45,000	51,300
8.750% 11/21/33		27,000	38,408

Republic of Philippines
8.875% 03/17/15		105,000	132,562

Republic of Poland
5.000% 10/19/15		50,000	52,544
5.500% 10/25/19	PLN	375,000	116,962
6.250% 10/24/15	PLN	300,000	99,656

Republic of South Africa
5.250% 05/16/13	EUR	50,000	68,148

Republic of Turkey
7.375% 02/05/25		140,000	170,100

Republic of Uruguay
PIK,
7.875% 01/15/33		40,000	52,000

Republic of Venezuela
9.250% 09/15/27		100,000	67,750

Russian Federation
7.500% 03/31/30		127,090	146,319

Treasury Corp. of Victoria
5.750% 11/15/16	AUD	95,000	91,260
6.000% 06/15/20	AUD	120,000	115,265

United Kingdom Treasury
4.000% 09/07/16	GBP	255,000	434,074
5.000% 09/07/14	GBP	100,000	175,022
5.000% 03/07/25	GBP	153,000	268,448

United Mexican States
5.625% 01/15/17		90,000	101,250
6.050% 01/11/40		40,000	42,500
8.500% 12/13/18	MXN	205,000	18,361

Foreign Government Obligations Total			15,280,963

U.S. Government Obligations – 0.4%
U.S. Treasury Note
2.000% 11/30/13		60,000	62,273

U.S. Government Obligations Total			62,273

Total Government & Agency Obligations (cost of $14,856,747)			15,343,236

Corporate Fixed-Income Bonds & Notes – 3.8%

		Par (a)	Value ($)
Energy – 0.5%
Oil & Gas – 0.5%
Ecopetrol SA
7.625% 07/23/19		45,000	53,662
Gazprom International SA
7.201% 02/01/20		23,188	24,348

Oil & Gas Total			78,010

Energy Total			78,010

Financials – 3.3%
Banks – 1.3%
Bank Nederlandse Gemeenten
1.850% 11/07/16	JPY	18,000,000	224,598

Banks Total			224,598

Diversified Financial Services – 2.0%
General Electric Capital Corp.
1.000% 03/21/12	JPY	20,000,000	240,079

Network Rail Infrastructure Finance PLC
4.375% 12/09/30	GBP	60,000	92,043

Diversified Financial Services Total			332,122

Financials Total			556,720

Total Corporate Fixed-Income Bonds & Notes (cost of $589,392)			634,730

Short-Term Obligation – 2.4%
Repurchase agreement with State Street Bank and Trust Co., dated 11/30/10, due 12/01/10 at 0.100%, collateralized by a U.S. Treasury obligation maturing 04/30/15, market value $412,152 (repurchase proceeds $399,001)		399,000	399,000

Total Short-Term Obligation (cost of $399,000)			399,000

Total Investments – 98.7% (cost of $15,845,139) (c)			16,376,966

Other Assets & Liabilities, Net – 1.3%			218,229

Net Assets – 100.0%			16,595,195

Notes to Investment Portfolio:

(a)	Principal amount is stated in United States dollars unless otherwise noted.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, these securities, which are not illiquid, amounted to $336,229, which represents 2.0% of net assets.

See Accompanying Notes to Financial Statements.

4

Columbia International Bond Fund

November 30, 2010 (Unaudited)

(c)	Cost for federal income tax purposes is $15,936,824.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Government & Agency Obligations
Foreign Government Obligations	$—	$15,280,963	$—	$15,280,963
U.S. Government Obligations	62,273	—	—	62,273

Total Government & Agency Obligations	62,273	15,280,963	—	15,343,236

Total Corporate Fixed-Income Bonds & Notes	—	634,730	—	634,730

Total Short-Term Obligation	—	399,000	—	399,000

Total Investments	62,273	16,314,693	—	16,376,966

Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	6,438	—	6,438
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(34,117)	—	(34,117)

Total	$62,273	$16,287,014	$—	$16,349,287

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding on November 30, 2010 are:

Foreign Exchange Rate Risk

Counterparty	Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC	CAD	$80,852	$80,350	12/02/10	$502
HSBC	CAD	80,791	81,316	01/10/11	(525)
Barclays Bank PLC	GBP	135,317	137,734	12/10/10	(2,417)
JPMorgan	MXN	279,853	281,690	12/23/10	(1,837)
Barclays Bank PLC	PLN	267,638	281,776	12/02/10	(14,138)
Barclays Bank PLC	PLN	267,007	272,471	01/10/11	(5,464)
Barclays Bank PLC	SEK	127,925	137,661	12/14/10	(9,736)

					$(33,615)

Counterparty	Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
HSBC	CAD	$80,852	$81,373	12/02/10	$521
Barclays Bank PLC	PLN	267,638	273,053	12/02/10	5,415

					$5,936

The Fund was invested in the following countries at November 30, 2010:

Summary of Securities by Country	Value	% of Total Investments
Japan	$2,277,199	13.9
Germany	1,546,231	9.4
Italy	1,469,403	9.0
France	1,269,374	7.8
United Kingdom	969,588	5.9
Norway	921,851	5.6
Luxembourg	859,080	5.2
Finland	837,154	5.2
Philippines	774,855	4.7
United States*	726,755	4.4
Netherlands	566,293	3.5
Spain	565,170	3.5
Belgium	337,927	2.1
Canada	305,535	1.9
Poland	269,162	1.6
Austria	242,029	1.5
Australia	206,525	1.3
Brazil	202,413	1.2
Turkey	170,100	1.0
Mexico	162,111	1.0
New Zealand	157,109	1.0
Russian Federation	146,319	0.9
Sweden	144,533	0.9
Switzerland	140,756	0.9
Indonesia	139,017	0.8
Denmark	133,702	0.8
Colombia	118,663	0.7
Peru	89,708	0.5
Ireland	87,537	0.5
Panama	75,562	0.5
Bulgaria	70,200	0.4
South Africa	68,148	0.4
Venezuela	67,750	0.4
Malaysia	62,268	0.4
China	54,601	0.3
Uruguay	52,000	0.3
Argentina	45,740	0.3
Hungary	44,598	0.3

	$16,376,966	100.0

* Includes short-term obligation.

Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
SEK	Swedish Krona

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – Columbia International Bond Fund

November 30, 2010 (Unaudited)

		($)
Assets	Investments, at cost	15,845,139

	Investments, at value	16,376,966
	Cash	105
	Foreign currency (cost of $40,305)	38,100
	Unrealized appreciation on forward foreign currency exchange contracts	6,438
	Receivable for:
	Fund shares sold	38,484
	Interest	182,738
	Foreign tax reclaims	698
	Expense reimbursement due from investment adviser	12,667
	Trustees’ deferred compensation plan	3,325
	Prepaid expenses	144
	Other assets	14,766

	Total Assets	16,674,431

Liabilities	Unrealized depreciation on forward foreign currency exchange contracts	34,117
	Payable for:
	Investment advisory fee	7,740
	Administration fee	704
	Pricing and bookkeeping fees	5,323
	Transfer agent fee	589
	Trustees’ fees	1,224
	Audit fee	22,287
	Custody fee	1,758
	Distribution and service fees	586
	Trustees’ deferred compensation plan	3,325
	Other liabilities	1,583

	Total Liabilities	79,236

	Net Assets	16,595,195

Net Assets Consist of	Paid-in capital	15,913,468
	Undistributed net investment income	61,610
	Accumulated net realized gain	120,517
	Net unrealized appreciation (depreciation) on:
	Investments	531,827
	Foreign currency translations	(32,227)

	Net Assets	16,595,195

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities (continued) – Columbia International Bond Fund

November 30, 2010 (Unaudited)

Class A	Net assets	$1,183,266
	Shares outstanding	108,352
	Net asset value per share	$10.92	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($10.92/0.9525)	$11.46	(b)

Class C	Net assets	$432,163
	Shares outstanding	39,583
	Net asset value and offering price per share	$10.92	(a)

Class I (c)	Net assets	$2,411
	Shares outstanding	221
	Net asset value, offering and redemption price per share	$10.92	(d)

Class Z	Net assets	$14,977,355
	Shares outstanding	1,371,379
	Net asset value, offering and redemption price per share	$10.92

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $50,000 or more the offering price is reduced.

(c)	Shares commenced operations on September 27, 2010.

(d)	Net asset value per share rounds to this amount due to fractional shares outstanding.

See Accompanying Notes to Financial Statements.

7

Statement of Operations – Columbia International Bond Fund

For the Six Months Ended November 30, 2010 (Unaudited)

		($)
Investment Income	Interest	232,760

Expenses	Investment advisory fee	46,350
	Administration fee	4,214
	Distribution fee – Class C	1,608
	Service fee:
	Class A	1,387
	Class C	537
	Transfer agent fee – Class A, Class C and Class Z	2,611
	Pricing and bookkeeping fees	25,999
	Trustees’ fees	7,521
	Custody fee	6,949
	Registration fees	20,806
	Audit fee	20,416
	Reports to shareholders	18,993
	Chief compliance officer expenses	361
	Other expenses	3,003

	Total Expenses	160,755

	Fees waived or expenses reimbursed by investment adviser	(87,815)

	Net Expenses	72,940

	Net Investment Income	159,820

Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Forward Foreign Currency Exchange Contracts	Net realized gain on:
	Investments	46,581
	Foreign currency transactions and forward foreign currency exchange contracts	61,564

	Net realized gain	108,145

	Net change in unrealized appreciation (depreciation) on:
	Investments	901,479
	Foreign currency translations and forward foreign currency exchange contracts	(11,465)

	Net change in unrealized appreciation (depreciation)	890,014

	Net Gain	998,159

	Net Increase Resulting from Operations	1,157,979

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – Columbia International Bond Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended November 30, 2010 ($)(a)	Year Ended May 31, 2010 ($)
Operations	Net investment income	159,820	274,463
	Net realized gain on investments, foreign currency transactions and forward foreign currency exchange contracts	108,145	139,307
	Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and forward foreign currency exchange contracts	890,014	(630,509)

	Net increase (decrease) resulting from operations	1,157,979	(216,739)

Distributions to Shareholders	From net investment income:
	Class A	(9,674)	(17,337)
	Class C	(2,150)	(2,076)
	Class I	(9)	—
	Class Z	(152,246)	(325,033)
	From net realized gains:
	Class A	—	(441)
	Class C	—	(75)
	Class Z	—	(6,885)

	Total distributions to shareholders	(164,079)	(351,847)

	Net Capital Stock Transactions	(305,418)	7,521,442
	Redemption fees	—	1,011

	Total increase in net assets	688,482	6,953,867

Net Assets	Beginning of period	15,906,713	8,952,846
	End of period	16,595,195	15,906,713
	Undistributed net investment income at end of period	61,610	65,869

(a)	Class I shares commenced operations on September 27, 2010.

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – Columbia International Bond Fund

	Capital Stock Activity
	(Unaudited) Period Ended November 30, 2010		Year Ended May 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	61,527	679,957	100,376	1,098,612
Distributions reinvested	838	9,258	1,621	17,516
Redemptions	(50,353)	(564,313)	(18,289)	(194,447)

Net increase	12,012	124,902	83,708	921,681

Class C
Subscriptions	7,952	86,705	38,877	416,152
Distributions reinvested	161	1,775	115	1,250
Redemptions	(3,055)	(34,570)	(7,520)	(79,856)

Net increase	5,058	53,910	31,472	337,546

Class I (a)(b)
Subscriptions	221	2,500	—	—
Distributions reinvested	— (c)	4	—	—

Net increase	221	2,504	—	—

Class Z
Subscriptions	575,711	6,662,573	720,985	7,850,434
Distributions reinvested	4,481	49,286	12,579	135,913
Redemptions	(625,740)	(7,198,593)	(162,469)	(1,724,132)

Net increase (decrease)	(45,548)	(486,734)	571,095	6,262,215

(a)	Shares commenced operations on September 27, 2010.

(b)	Shares reflect activity for the period September 27, 2010 through November 30, 2010.

(c)	Rounds to less than one share.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia International Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended November 30, 2010		Year Ended May 31, 2010		Period Ended May 31, 2009 (a)
Net Asset Value, Beginning of Period	$10.28		$10.39		$10.00

Income from Investment Operations:
Net investment income (b)	0.09		0.19		0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.65		(0.07)		0.36

Total from investment operations	0.74		0.12		0.43

Less Distributions to Shareholders:
From net investment income	(0.10)		(0.22)		(0.04)
From net realized gains	—		(0.01)		—

Total distributions to shareholders	(0.10)		(0.23)		(0.04)

Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(b)(c)	—	(b)(c)

Net Asset Value, End of Period	$10.92		$10.28		$10.39
Total return (d)(e)	7.15	%(f)	1.07%		4.35	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses	1.08	%(g)	1.05	%(h)	1.05	%(g)(h)
Waiver/Reimbursement	1.04	%(g)	1.07%		3.82	%(g)
Net investment income	1.69	%(g)	1.78	%(h)	1.41	%(g)(h)
Portfolio turnover rate	10	%(f)	30%		4	%(f)
Net assets, end of period (000s)	$1,183		$990		$131

(a)	Class A shares commenced operations on December 1, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia International Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended November 30, 2010		Year Ended May 31, 2010		Period Ended May 31, 2009 (a)
Net Asset Value, Beginning of Period	$10.27		$10.39		$10.00

Income from Investment Operations:
Net investment income (b)	0.05		0.11		0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.65		(0.08)		0.37

Total from investment operations	0.70		0.03		0.40

Less Distributions to Shareholders:
From net investment income	(0.05)		(0.14)		(0.01)
From net realized gains	—		(0.01)		—

Total distributions to shareholders	(0.05)		(0.15)		(0.01)

Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(b)(c)	—	(b)(c)

Net Asset Value, End of Period	$10.92		$10.27		$10.39
Total return (d)(e)	6.86	%(f)	0.21%		3.97	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses	1.83	%(g)	1.80	%(h)	1.80	%(g)(h)
Waiver/Reimbursement	1.04	%(g)	1.07%		3.82	%(g)
Net investment income	0.94	%(g)	1.06	%(h)	0.59	%(g)(h)
Portfolio turnover rate	10	%(f)	30%		4	%(f)
Net assets, end of period (000s)	$432		$355		$32

(a)	Class C shares commenced operations on December 1, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia International Bond Fund

Selected data for a share outstanding for the period is as follows:

Class I Shares	(Unaudited) Period Ended November 30, 2010 (a)
Net Asset Value, Beginning of Period	$11.34

Income from Investment Operations:
Net investment income (b)	0.05
Net realized and unrealized loss on investments and foreign currency	(0.43)

Total from investment operations	(0.38)

Less Distributions to Shareholders:
From net investment income	(0.04)

Net Asset Value, End of Period	$10.92
Total return (c)(d)(e)	(3.37)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.84%
Waiver/Reimbursement (f)	0.97%
Net investment income (f)	2.26%
Portfolio turnover rate (e)	10%
Net assets, end of period (000s)	$2

(a)	Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested.

(d)	Had the investment adviser not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia International Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares	(Unaudited) Six Months Ended November 30, 2010		Year Ended May 31, 2010		Period Ended May 31, 2009 (a)
Net Asset Value, Beginning of Period	$10.28		$10.39		$10.00

Income from Investment Operations:
Net investment income (b)	0.11		0.21		0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.64		(0.06)		0.38

Total from investment operations	0.75		0.15		0.45

Less Distributions to Shareholders:
From net investment income	(0.11)		(0.25)		(0.06)
From net realized gains	—		(0.01)		—

Total distributions to shareholders	(0.11)		(0.26)		(0.06)

Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(b)(c)	—	(b)(c)

Net Asset Value, End of Period	$10.92		$10.28		$10.39
Total return (d)(e)	7.29	%(f)	1.31%		4.48	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.83	%(g)	0.80	%(h)	0.80	%(g)(h)
Waiver/Reimbursement	1.04	%(g)	1.07%		3.82	%(g)
Net investment income	1.94	%(g)	1.98	%(h)	1.50	%(g)(h)
Portfolio turnover rate	10	%(f)	30%		4	%(f)
Net assets, end of period (000s)	$14,977		$14,562		$8,790

(a)	Class Z shares commenced operations on December 1, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Notes to Financial Statements – Columbia International Bond Fund

November 30, 2010 (Unaudited)

Note 1. Organization

Columbia International Bond Fund (the “Fund”), a series of Columbia Funds Series Trust I (the “Trust”), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Class A, Class C, Class I and Class Z. Effective September 27, 2010, Class I shares commenced operations. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a maximum contingent deferred sales charge (“CDSC”) of 1.00% based upon the holding period after purchase.

Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase.

Class I and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of these share classes, as described in the Fund’s prospectuses.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as

15

Columbia International Bond Fund

November 30, 2010 (Unaudited)

determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

■	Level 1 — quoted prices in active markets for identical securities

■	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Derivative Instruments

The Fund may use derivative instruments including forward foreign currency exchange contracts in order to meet its investment objectives. The Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on an analysis of various risk factors, and if the strategies for the use of derivatives do not work as intended, the Fund may not achieve its investment objectives.

In pursuit of its investment objectives, the Fund is exposed to the following market risks, among others:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign-currency-denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

The following provides more detailed information about the derivative type held by the Fund:

Forward Foreign Currency Exchange Contracts — The Fund entered into forward foreign currency exchange contracts for the purpose of shifting foreign currency exposure back to U.S. dollars.

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are generally used to reduce the exposure to foreign exchange rate fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

16

Columbia International Bond Fund

November 30, 2010 (Unaudited)

During the six month period ended November 30, 2010, the Fund entered into 76 forward foreign currency exchange contracts.

The following table is a summary of the value of the Fund’s derivative instruments as of November 30, 2010.

Fair Value of Derivative Instruments
Statement of Assets and Liabilities
Assets	Fair Value	Liabilities	Fair Value
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$6,438	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$34,117

The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2010.

	Amount of Realized Gain or (Loss) and Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Rate Risk	$68,882	$(24,932)

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions and Translations

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

17

Columbia International Bond Fund

November 30, 2010 (Unaudited)

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders

Distributions from net investment income are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended May 31, 2010 was as follows:

May 31, 2010
Ordinary Income*	$351,847

*	For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at November 30, 2010, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$927,087
Unrealized depreciation	(486,945)

Net unrealized appreciation	$440,142

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Investment Advisers, LLC (the “Adviser”), a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), is the investment adviser of the Fund. The Adviser receives a monthly

18

Columbia International Bond Fund

November 30, 2010 (Unaudited)

investment advisory fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.55%
$500 million to $1 billion	0.50%
$1 billion to $1.5 billion	0.47%
Over $1.5 billion	0.44%

For the six month period ended November 30, 2010, the Fund’s annualized effective investment advisory fee rate was 0.55% of the Fund’s average daily net assets.

Administration Fee

The Adviser provides administrative and other services to the Fund under an Administrative Services Agreement (the “Administrative Agreement”), including services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and oversight of the accounting and financial reporting services provided by State Street as discussed in the Pricing and Bookkeeping note below.

The Adviser receives a monthly administration fee at the annual rate of 0.05% of the Fund’s average daily net assets. The Fund also reimburses the Adviser for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund’s portfolio securities, incurred by the Adviser in the performance of services under the Administrative Agreement.

Pricing and Bookkeeping Fees

The Fund entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank and Trust Company (“State Street”) and the Adviser pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and the Adviser pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Transfer Agent Fee

Columbia Management Investment Services Corp. (the “Transfer Agent”), a wholly owned subsidiary of Ameriprise Financial, is the transfer agent of the Fund and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and asset-based fees, calculated based on assets held in omnibus accounts, which are intended to reimburse the Transfer Agent for certain sub-transfer agent fees (exclusive of BFDS fees). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (“IRA”) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six month period ended November 30, 2010, the Fund’s annualized effective transfer agent fee rate for each class was 0.01% of the Fund’s average daily net assets.

Class I shares do not pay transfer agent fees.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended November 30, 2010, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Investment Distributors, Inc. (the “Distributor”), an indirect wholly owned subsidiary of Ameriprise Financial, is the distributor of the Fund’s shares.

19

Columbia International Bond Fund

November 30, 2010 (Unaudited)

For the six month period ended November 30, 2010, initial sales charges paid by shareholders on the purchase of Class A shares amounted to $166. For the same time period, no net CDSC fees were paid by shareholders on redemptions of Class A and Class C shares.

The Fund has adopted distribution and shareholder servicing plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act for Class A and Class C shares, which require the payment of distribution and service fees. The fees are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Payments under the Plans, which are calculated daily and paid monthly, are based on the average daily net assets of the applicable class of the Fund at the following annual rates:

Distribution Fee	Service Fee
Class C	Class A	Class C
0.75%	0.25%	0.25%

Fee Waivers and Expense Reimbursements

Effective September 27, 2010, the Adviser has contractually agreed to reimburse a portion of the Fund’s expenses through September 30, 2011, so that the Fund’s ordinary operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 1.10%, 1.85%, 0.84% and 0.85% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class Z shares, respectively. There is no guarantee that these expense limitations will continue after September 30, 2011.

Prior to September 27, 2010, the Adviser had contractually agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, did not exceed 0.80% of the Fund’s average daily net assets on an annualized basis.

The Adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such fee waiver or reimbursement if such recovery does not cause the Fund’s expenses to exceed the expense limitations in effect at the time of recovery.

At November 30, 2010, the amounts potentially recoverable by the Adviser pursuant to this arrangement are as follows:

Amount of Potential Recovery Expiring May 31:			Total Potential Recovery	Amount Recovered During the Period Ended 11/30/10
2014	2013	2012
$87, 815	$150,254	$142,545	$380,614	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of the Adviser or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust’s eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended November 30, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $1,679,639 and $1,819,502, respectively.

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Columbia International Bond Fund

November 30, 2010 (Unaudited)

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund’s borrowing limit set forth in the Fund’s registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Effective October 14, 2010, interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.125% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

Prior to October 14, 2010, interest was charged to each participating fund at the same rates. In addition, a commitment fee of 0.15% per annum was accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended November 30, 2010, the Fund did not borrow under these arrangements.

Note 8. Shareholder Concentration

As of November 30, 2010, two shareholder accounts owned 88.0% of the outstanding shares of the Fund. Purchase and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Non-Diversification Risk

As a non-diversified mutual fund, the Fund is permitted to invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the

21

Columbia International Bond Fund

November 30, 2010 (Unaudited)

Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010 the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Note 10. Subsequent Event

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

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Board Consideration and Approval of Advisory Agreements

In September 2010, the Board of Trustees (the “Board”) unanimously approved new Investment Management Services Agreements (the “Advisory Agreements”) on behalf of various Columbia funds that would increase or decrease the contractual investment advisory fee rates payable by each affected Columbia fund (each, an “Affected Fund”) to Columbia Management for investment advisory services. For Columbia International Bond Fund, the Advisory Agreement would, subject to shareholder approval, increase contractual investment advisory fee rates. As detailed below, the Board held numerous meetings and discussions with the management team of Columbia Management and reviewed and considered materials in connection with the approval of the investment advisory fee before determining to approve the Advisory Agreements.

On April 30, 2010, Ameriprise Financial, Inc. acquired the long-term asset management business of Columbia Management Group, LLC, a subsidiary of Bank of America and the parent of the Affected Funds’ former investment adviser. In connection with that acquisition, the Affected Funds entered into investment management services agreements with Columbia Management, a subsidiary of Ameriprise Financial, Inc.

Beginning in April 2010, Columbia Management presented to the Advisory Fees and Expenses Committee (the “Committee”) of the Board a proposal to rationalize the fees and expenses, including the advisory fees, of the various registered investment companies in the combined complex of Columbia-, RiverSource-, Seligman- and Threadneedle-branded funds (the “Columbia Funds Complex”). Because these funds were organized at different times by many different sponsors, their fees and expenses did not reflect a common overall design, and Columbia Management proposed to implement a more consistent schedule of fees for similar funds based on a uniform pricing model across all of the funds. In this regard, Columbia Management presented the Committee with various data comparing current and proposed fee schedules to the fee schedules of peer funds, as selected by an independent third-party data provider. While Columbia Management projected that the proposed rationalization would reduce the overall fees and expenses of all of the funds in the aggregate, it was expected that certain fees and expenses, including advisory fees, would increase for certain funds. At the same time, Columbia Management presented the Committee with proposals to provide for consistent administrative services fee schedules across funds in the same asset class, reduced custody fee rates and a consistent transfer agency fee schedule across the funds, as well as initial proposals to merge various funds. In connection with these proposals, the Committee and the trustees considered a proposal by Columbia Management to contractually limit the total operating expenses (exclusive of brokerage commissions, interest (but including custodial charges relating to overdrafts), taxes and extraordinary expenses, after giving effect to any balance credits from each fund’s custodian) of class A shares of funds, the expenses of which exceed the median expenses of such fund’s class A shares peer group (as determined from time to time, generally annually, by an independent third-party data provider), to such median expenses (or a lower, agreed-upon rate), and to limit the total expenses of such funds’ other classes to a corresponding amount, adjusted to reflect any class-specific expenses (including transfer agency fees and payments under any distribution plan, shareholder servicing plan, and/or plan administration agreement).

The Committee and the trustees who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust (the “Independent Trustees”) requested and evaluated materials from, and were provided materials and information regarding the Advisory Agreements by, Columbia Management. The Committee, at meetings held on April 20, 2010, May 3, 2010, June 7, 2010, July 27, 2010 and August 10, 2010, and the Independent Trustees, at meetings held on April 20, 2010, May 4, 2010, June 7, 2010 and August 11, 2010, reviewed the materials provided in connection with their consideration of the Advisory Agreements and other matters relating to the proposals and discussed them with representatives of Columbia Management. The Committee and the Independent Trustees also reviewed and considered information that they had previously received in connection with their most recent consideration and approval of the current investment management services agreements with Columbia Management. They also consulted with Fund counsel and with the Independent Trustees’ independent legal counsel, who advised on the legal standards for consideration by the trustees and otherwise assisted the trustees in their deliberations. The trustees also met with, and reviewed and considered a report prepared and provided by, the independent fee consultant (the “Fee Consultant”) appointed

23

by the Independent Trustees pursuant to an assurance of discontinuance entered into by Columbia Management Advisors, LLC, the Affected Funds’ previous adviser, with the New York Attorney General (“NYAG”) to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the “NYAG Settlement”). Under the NYAG Settlement, the Fee Consultant’s role is to manage the process by which management fees are negotiated so that they are negotiated in a manner that is at arms’ length and reasonable. On August 10, 2010, the Committee recommended that the trustees approve the Advisory Agreements. On September 14, 2010, the trustees, including a majority of the Independent Trustees, approved the Advisory Agreement for each Affected Fund, subject to shareholder approval.

The trustees considered all materials that they, their legal counsel or Columbia Management believed reasonably necessary to evaluate and to determine whether to approve the Advisory Agreements. The factors considered by the Committee and the trustees in recommending approval and approving the Advisory Agreement for each Affected Fund included the following:

■	The expected benefits of continuing to retain Columbia Management as the Affected Funds’ investment manager;

■	The terms and conditions of the Advisory Agreements, including the increase or decrease, as applicable, in the advisory fee schedule for each Affected Fund;

■

The impact of the proposed changes in investment advisory fee rates, as well as proposed changes in administrative services, transfer agency and custody fee rates, on each Affected Fund’s total expense ratio;

■

The willingness of Columbia Management to agree to contractually limit or cap total operating expenses for Columbia International Bond Fund so that total operating expenses (exclusive of brokerage commissions, interest (but including custodial charges relating to overdrafts), taxes and extraordinary expenses, after giving effect to any balance credits from each fund’s custodian) of class A shares would not exceed the median expenses of such fund’s class A shares peer group (as determined from time to time, generally annually, by an independent third-party data provider);

■	That Columbia Management, and not any Affected Fund, would bear the costs of obtaining any necessary shareholder approvals of the Advisory Agreements;

■	The expected impact on expenses for certain Affected Funds of proposed mergers; and

■	The expected benefits of further integrating the Combined Fund Complex by:

•

Standardizing total management fees across similar funds in the Combined Fund Complex to promote comparability of pricing among a menu of funds available to investors, including through exchange privileges; and

•

Aligning investment advisory fee rates across funds in the Combined Fund Complex that are in the same investment category (e.g., the amendment would align the investment advisory fee rates of Columbia Large Cap Growth Fund with those of all other actively managed large-cap funds in the Combined Fund Complex).

Nature, Extent and Quality of Services Provided under the Advisory Agreements

The trustees considered the nature, extent and quality of services provided to the Affected Funds by Columbia Management and its affiliates under the Advisory Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Affected Funds by Columbia Management and its affiliates. The trustees considered, among other things, the ability of Columbia Management to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including Columbia Management’s personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the trade execution services provided on behalf of the Affected Funds and the quality of Columbia Management’s investment research capabilities and the other resources that it devotes to each Affected Fund. For each Affected Fund, the trustees also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing these and related factors, the trustees concluded, within the context of their overall conclusions, that the nature, extent and quality

24

of the services to be provided to each Affected Fund under the Advisory Agreements supported the approval of the Advisory Agreements.

Investment Performance

The trustees reviewed information about the performance of each Affected Fund over various time periods, including information prepared by an independent third-party data provider that compared the performance of each Affected Fund to the performance of peer groups of mutual funds and performance benchmarks. The trustees also reviewed a description of the third party’s methodology for identifying each Fund’s peer group for purposes of performance and expense comparisons. In the case of each Affected Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant approval of the Affected Fund’s Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Affected Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Affected Fund’s investment strategy and policies and that the Affected Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Affected Fund’s investment strategy; (iii) that the Affected Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that Columbia Management had taken or was taking steps designed to help improve the Affected Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The trustees noted that, through February 28, 2010, Columbia International Bond Fund’s performance was in the fifth quintile (where the best performance would be in the first quintile) for the one- and three-year periods of the peer group selected by an independent third-party data provider for the purposes of performance comparisons.

After reviewing those and related factors, the trustees concluded, within the context of their overall conclusions regarding each of the Advisory Agreements, that the performance of each Affected Fund and Columbia Management was sufficient, in light of other considerations, to warrant the approval of the Advisory Agreement pertaining to that Affected Fund.

Investment Advisory Fee Rates and Other Expenses

The trustees considered that the Advisory Agreement for Columbia International Bond Fund would increase the contractual investment advisory fee rates payable by that Fund and would be otherwise identical to that Fund’s current investment management services agreement. The trustees also considered that based on its expenses for its most recent fiscal year, adjusted to give effect to the Advisory Agreement and other proposed contractual changes, including the contractual expense limitations described above, Columbia International Bond Fund’s contractual management fees would have been in the third quintile (where the lowest fees and expenses would be in the first quintile) and total net expenses would have been in the second quintile of the peer group selected by an independent third-party data provider for purposes of expense comparisons.

After reviewing these and related factors, the trustees concluded, within the context of their overall conclusions, that the advisory fee rates under the Advisory Agreements and anticipated total expenses of each Affected Fund supported the approval of the Advisory Agreements.

Costs of Services Provided and Profitability

The trustees considered information about the advisory fees charged by Columbia Management to comparable institutional accounts. In considering the fees charged to those accounts, the trustees took into account, among other things, Columbia Management’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia Management, and the additional resources required to manage mutual funds effectively. In evaluating each Affected Fund’s proposed advisory fees, the trustees also took into account the demands, complexity and quality of the investment management of the Affected Fund.

The trustees also considered the compensation directly or indirectly received by Columbia Management and its

25

affiliates in connection with their relationships with the Affected Funds. The trustees reviewed information provided by management as to the projected profitability to Columbia Management and its affiliates of their relationships with each Affected Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant Affected Funds, the current and anticipated expense levels of each Affected Fund, and the implementation of breakpoints and/or expense limitations with respect to each Affected Fund.

After reviewing those and related factors, the trustees concluded, within the context of their overall conclusions, that the proposed changes to the advisory fees, and the related profitability to Columbia Management and its affiliates of their relationships with the Affected Fund, supported the approval of the Advisory Agreement pertaining to that Affected Fund.

Economies of Scale

The trustees considered the existence of any economies of scale in the provision by Columbia Management of services to each Affected Fund, to groups of related funds and to Columbia Management’s investment advisory clients as a whole, and whether those economies of scale were shared with the Affected Funds through breakpoints in the proposed investment advisory fees or other means, such as expense limitation arrangements and additional investments by Columbia Management in investment, trading and compliance resources. The trustees noted that all of the Affected Funds were expected to benefit from breakpoints and/or expense limitation arrangements. In considering those issues, the trustees also took note of the costs of the services to be provided (both on an absolute and relative basis) and the projected profitability to Columbia Management and its affiliates of their relationships with the Affected Funds, as discussed above. The trustees also noted the expected expense synergies and other anticipated benefits to Columbia Management and fund shareholders of both the rationalization of fees and expenses and the proposed mergers of certain Affected Funds. After reviewing these and related factors, the trustees concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Affected Funds supported the approval of the Advisory Agreements.

Other Benefits to Columbia Management

The trustees received and considered information regarding any expected “fall-out” or ancillary benefits to be received by Columbia Management and its affiliates as a result of their relationships with the Affected Funds, such as the provision by Columbia Management of administrative services to the Affected Funds and the provision by Columbia Management’s affiliates of distribution and transfer agency services to the Affected Funds, and how the proposed rationalization of fees and expenses might affect such benefits, including the fact that to the extent fees payable by the Affected Funds decrease, and the fees for such Funds were subject to a contractual limit or cap on expenses, Columbia Management may pay less in expense reimbursements. The trustees considered that the Affected Funds’ distributor, an affiliate of Columbia Management, retains a portion of the distribution fees from the Affected Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Affected Funds, and that other affiliates of Columbia Management receive various forms of compensation in connection with their sale of shares of the Affected Funds. The trustees also considered the benefits of research made available to Columbia Management by reason of brokerage commissions generated by the Affected Funds’ securities transactions, and reviewed information about Columbia Management’s practices with respect to allocating portfolio brokerage and the use of “soft” commission dollars to pay for research. The trustees considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to disclose and to monitor such possible conflicts of interest. The trustees recognized that Columbia Management’s profitability would be somewhat lower without these benefits.

In their deliberations, the trustees did not identify any single item that was paramount or controlling and individual trustees may have attributed different weights to various factors. The trustees also evaluated all information available to them on a fund-by-fund basis, and their determinations were made separately in respect of each Affected Fund.

26

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel and the Fee Consultant, the trustees, including the Independent Trustees, approved each Advisory Agreement.

27

Summary of Management Fee Evaluation by Independent Fee Consultant

REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS

SUPERVISED BY THE COLUMBIA ATLANTIC BOARD

Prepared Pursuant to the February 9, 2005 Assurance of Discontinuance among the Office of Attorney General of New York State, Columbia Management Advisors, LLC, and Columbia Management Distributors, Inc. September 21, 2010

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC (“CMA”) and Columbia Management Distributors, Inc.1 (“CMD”) agreed to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund (“Columbia Fund” and, together with some or all of such funds, the “Columbia Funds”) only if the Independent Members of the Columbia Fund’s Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the “Atlantic Funds” (together with the other members of that Board, the “Trustees”) retained me as IFC for the Atlantic Funds.2 In this capacity, I have prepared this written evaluation of the fee negotiation process. As has been the case with my previous reports, my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this report.

On September 29, 2009, Ameriprise entered into an asset purchase agreement with Bank of America, N.A. and its parent, Bank of America Corporation (together, the “Bank”) pursuant to which the Bank agreed to sell certain CMG assets relating to Columbia’s long-term asset management business, including management of the Atlantic Funds (the “Transaction”). The Transaction, which closed on April 30, 2010,3 resulted in the termination of the existing Investment Management Agreements with CMA. Prior to the closing of the Transaction, the Trustees and the shareholders of the Funds approved new Advisory and Administrative Agreements with an Ameriprise subsidiary now called Columbia Management Investment Advisers, LLC (“CMIA”). Those Agreements did not change the rates paid by the Funds from the levels specified in the former agreements with CMA.

CMIA serves as the adviser of funds supervised by three different Boards of Trustees: the Atlantic, Nations, and RiverSource Boards, and a subsidiary of CMIA serves as adviser to funds overseen by a fourth Board, Columbia/Wanger. After reviewing the range of funds overseen by all four Boards, CMIA proposed a series of changes intended, among other things, to rationalize its mutual fund product offerings (by, for example, proposing to merge funds with similar investment strategies) and the fees charged to the funds by CMIA and its affiliates. These proposals included (1) changes to the advisory fees paid by certain funds, (2) changes to administrative and similar fees paid by certain funds, (3) changes to the transfer agency, sub-transfer agency, custody, and pricing/bookkeeping fees paid by the Funds, and (4) mergers involving more than 60 funds. CMIA asked the Trustees to consider these proposals together. This report, consistent with and (to the extent applicable) in fulfillment of the terms of the AOD, will focus on changes to advisory and aggregate management fees and discuss other proposals insofar as they affect total fund expenses, which may be a relevant factor in considering the appropriate level of advisory and management fees (defined for purposes of this report as advisory plus administrative fees).

[1]	CMA and CMD are subsidiaries of Columbia Management Group, LLC (“CMG”), and are the successors to the entities named in the AOD.

[2]

I have no material relationship with Bank of America, CMG or Ameriprise Financial, Inc. (“Ameriprise”), aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

Unless otherwise stated or required by the context, this report covers only the Atlantic Funds.

[3]	CMIA, Materials Prepared for the Atlantic Fees and Expense Committee, June 7, 2010 (“June 7 Materials”), Tab 1 at p. 1.

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A. Role of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees … to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” The AOD also provides that CMA “may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees … using … an annual independent written evaluation prepared by or under the direction of … the Independent Fee Consultant.” Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.	The nature and quality of the adviser’s services, including the Fund’s performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of the adviser for like services;

5.	Costs to the adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of the adviser and its affiliates from supplying such services.

II. Findings

1.	Based upon my examination of the information supplied by CMIA and Ameriprise in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed contractual advisory and/or administrative fee changes at any asset level for each affected Atlantic Fund (each a “Fee Change Fund”).

2.	In my view, the process by which the proposed management fees of each Fee Change Fund have been negotiated with CMIA thus far has been, to the extent practicable, at arm’s length and reasonable and consistent with the AOD.

3.	There are 25 Funds for which CMIA has proposed an increase either in the contractual advisory or management fee (each a “Fee Increase Fund”). Seven of these Funds have a combination of higher contractual advisory fees and either lower or unchanged contractual management fees. The remaining 18 Funds have higher contractual management fees with the majority resulting from higher contractual advisory fees. For five Funds, however, the higher management fees result from a combination of lower advisory fees and higher administrative fees.

4.	The actual management fee, computed on the basis of assets as of October 31, 2009, would increase for 16 of the Fee Increase Funds after accounting for CMIA’s proposed expense limitation program, non-management fee changes, and proposed mergers. Seven Funds would have lower actual management fees, and two would experience no change in actual management fees.

5.	Sixteen of the 25 Fee Increase Funds have generally median or better-than-median performance. Only one Fee Increase Fund — High Yield Opportunity Fund — would be identified for further review based on performance criteria used by the Trustees in past contract review processes.

6.	CMIA proposed that the Funds and most other mutual funds it or its affiliates advise or sponsor (together, the “CMIA Funds”) be subject to a contractual expense limitation calculated as the median of the relevant fund’s Lipper expense group. As a result, all Fee Increase Funds are projected to have total expenses in the first, second, or third quintiles after full implementation of the proposed fee changes, expense limitations, and mergers. The expense limitation would be recalculated every year based on updated Lipper data. An analysis of the changes in median expenses for 2009 and 2010 indicates that some Funds are likely to experience sizable changes in their expense limits. Some Funds would have higher-than-median actual management fees notwithstanding the newly-established expense limitations.

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7.	CMIA reviewed differences between management of retail mutual funds and advising institutional accounts and supplied charts plotting contractual and actual institutional and fund fees against assets in various investment categories. The data showed that mutual fund fees are often lower at small asset levels reflecting CMIA’s reimbursement of fund expenses. At higher asset levels, mutual fund fees typically exceed institutional fees.

8.	CMIA provided fund-by-fund projected profitability data. Due to the significant changes in the operations of the Funds (including the change of the Funds’ investment adviser), historical profitability data was judged to have little relevance.

9.	CMIA provided projections of both the cumulative benefit to CMIA Fund shareholders of all aspects of its proposals (including proposed mergers) and the synergies in the form of decreased expenses that would benefit CMIA and its parent, Ameriprise.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia International Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Adviser

Columbia Management Investment Advisers, LLC

100 Federal Street

Boston, MA 02110

33

Columbia International Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1050 A (01/11)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 21, 2011

By (Signature and Title)	/s/Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	January 21, 2011